GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 93.2%
Argentina(a)(b) – 0.8%
YPF SA (NR/Caa3)
$190,000	9.500%		01/17/31	$ 201,763

Australia(a) – 0.7%
Santos Finance Ltd. (BBB-/NR)
200,000	4.125		09/14/27	193,658

Brazil – 4.7%
Acu Petroleo Luxembourg SARL (BB/Ba1)
236,198	7.500	(a)	07/13/35	230,958
B3 SA - Brasil Bolsa Balcao (NR/Baa3)
210,000	4.125		09/20/31	184,646
Braskem Netherlands Finance BV (BB+/NR)
200,000	4.500	(a)	01/31/30	167,972
Guara Norte SARL (NR/Baa3)
159,730	5.198		06/15/34	145,329
Samarco Mineracao SA (NR/B3) (PIK 9.049%, Cash 9.000%)
199,056	9.000	(a)(c)	06/30/31	192,089
Sitios Latinoamerica SAB de CV (NR/Baa3)
260,000	5.375	(a)	04/04/32	243,750
Vale Overseas Ltd. (BBB-/Baa2)
70,000	6.400	(a)	06/28/54	68,425

				1,233,169

Canada(a)(b) – 1.6%
First Quantum Minerals Ltd. (B/NR)
200,000	9.375		03/01/29	211,626
St. Mary’s Cement, Inc. (BBB/Baa3)
200,000	5.750		04/02/34	193,062

				404,688

Chile(a) – 3.1%
AES Andes SA (BBB-/Baa3)
200,000	6.300		03/15/29	200,388
Banco del Estado de Chile (BBB-/Baa3) (5 yr. CMT + 3.228%)
200,000	7.950	(b)(d)	05/02/29	205,800
Interchile SA (NR/Baa1)
250,000	4.500		06/30/56	202,265
Latam Airlines Group SA (BB+/Ba2)
200,000	7.875	(b)	04/15/30	201,625

				810,078

China(a)(c) – 0.2%
Huachen Energy Co. Ltd. (NR/WR) (PIK 2.350%, Cash 2.300%)
97,708	4.650		12/29/26	59,265

Colombia – 6.4%
Banco Davivienda SA (NR/B2) (10 yr. CMT + 5.097%)
200,000	6.650	(a)(d)	04/22/31	171,100
Banco de Bogota SA (NR/Ba2)
200,000	6.250		05/12/26	199,662
Bancolombia SA (NR/Ba3) (5 yr. CMT + 4.320%)
200,000	8.625	(a)(d)	12/24/34	209,188
Ecopetrol SA (BB+/Ba1)(a)
200,000	8.625		01/19/29	211,830
210,000	4.625		11/02/31	173,578
70,000	7.750		02/01/32	68,005

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Colombia – (continued)
Empresas Publicas de Medellin ESP (NR/Baa3)
$290,000	4.250	%(a)	07/18/29	$ 257,679
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA (BBB-/Ba3)
200,000	5.375	(a)	12/30/30	169,596
Geopark Ltd. (B+/NR)
200,000	5.500	(a)	01/17/27	192,062

				1,652,700

Dominican Republic(a)(b) – 1.0%
Aeropuertos Dominicanos Siglo XXI SA (NR/Ba2)
260,000	7.000		06/30/34	266,664

Ghana(a)(b) – 0.9%
Kosmos Energy Ltd. (B/B3u)
260,000	8.750		10/01/31	244,400

Guatemala(a) – 2.3%
Banco Industrial SA (NR/B1) (5 yr. CMT + 4.442%)
200,000	4.875	(d)	01/29/31	195,688
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (NR/Ba2)
200,000	5.250		04/27/29	189,876
Energuate Trust (NR/Ba2)
220,000	5.875		05/03/27	215,393

				600,957

Hong Kong – 2.2%
CAS Capital No. 1 Ltd. (BB/Ba2) (5 yr. CMT + 3.642%)
200,000	4.000	(a)(d)	07/12/26	191,400
Melco Resorts Finance Ltd. (BB-/Ba3)
260,000	5.625	(a)	07/17/27	250,575
NWD MTN Ltd. (NR/NR)
200,000	4.125		07/18/29	121,000

				562,975

Hungary(a)(d) – 0.8%
OTP Bank Nyrt (BB/Ba2) (5 yr. CMT + 5.060%)
200,000	8.750		05/15/33	210,188

India – 5.3%
Adani Ports & Special Economic Zone Ltd. (BBB-/Baa3)
200,000	4.200	(a)	08/04/27	180,376
CA Magnum Holdings (NR/B1)
200,000	5.375	(a)	10/31/26	195,250
IRB Infrastructure Developers Ltd. (NR/Ba2)
200,000	7.110	(a)(b)	03/11/32	201,750
JSW Hydro Energy Ltd. (NR/Ba1)
147,500	4.125	(a)	05/18/31	132,520
JSW Infrastructure Ltd. (NR/Ba1)
200,000	4.950	(a)	01/21/29	192,750
UPL Corp. Ltd. (BB/Ba2)
200,000	4.625		06/16/30	176,500
Vedanta Resources Finance II PLC (B-/NR)
200,000	11.250	(a)(b)	12/03/31	211,000

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
India – (continued)
Vedanta Resources Ltd. (B-/B3u)
$96,653	13.875	%(a)	12/09/28	$ 96,864

				1,387,010

Indonesia(a) – 0.8%
Cikarang Listrindo Tbk. PT (BB+/Ba1)
200,000	4.950		09/14/26	197,750

Israel – 2.1%
Teva Pharmaceutical Finance Netherlands III BV (BB/Ba2)
200,000	7.125	(a)	01/31/25	200,000
150,000	3.150		10/01/26	143,999
200,000	4.750	(a)	05/09/27	195,070

				539,069

Jamaica(a)(b) – 0.8%
Kingston Airport Revenue Finance Ltd. (BB/Ba3)
200,000	6.750		12/15/36	200,900

Jordan – 0.9%
Hikma Finance USA LLC (BBB-/WR)
250,000	3.250		07/09/25	246,406

Luxembourg – 1.8%
MHP Lux SA (CCC/NR)
200,000	6.950		04/03/26	184,000
Rede D’or Finance SARL (BB+/NR)
320,000	4.500	(a)	01/22/30	286,301

				470,301

Macau(a) – 1.8%
MGM China Holdings Ltd. (B+/B1)
200,000	4.750		02/01/27	193,688
Wynn Macau Ltd. (BB-/B1)
270,000	5.500		10/01/27	261,576

				455,264

Malaysia(a) – 0.7%
GENM Capital Labuan Ltd. (BBB-/NR)
200,000	3.882		04/19/31	176,250

Mauritius(a) – 0.9%
Axian Telecom (B/NR)
240,000	7.375		02/16/27	238,627

Mexico – 8.0%
Banco Mercantil del Norte SA (BB-/Ba2) (10 yr. CMT + 4.299%)
300,000	8.750	(a)(b)(d)	05/20/35	297,150
BBVA Bancomer SA (BB/NR) (5 yr. CMT + 2.650%)
200,000	5.125	(a)(d)	01/18/33	185,562
Becle SAB de CV (BBB-/NR)
250,000	2.500	(a)	10/14/31	198,750
Cemex SAB de CV (BBB-/NR)
200,000	3.875	(a)	07/11/31	174,437
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332 (NR/Ba1)
400,000	4.375	(a)	07/22/31	333,500

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mexico – (continued)
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (BBB/Baa3)
$200,000	7.250	%(a)	01/31/41	$ 196,898
Mexico City Airport Trust (BBB/Baa3)(a)
330,000	4.250		10/31/26	321,757
200,000	5.500		07/31/47	160,562
Petroleos Mexicanos (BBB/B3)
20,000	6.500		03/13/27	19,272
20,000	5.350		02/12/28	18,313
30,000	6.500		01/23/29	27,921
20,000	8.750	(a)	06/02/29	20,013
50,000	6.840	(a)	01/23/30	45,550
20,000	6.375		01/23/45	13,363
40,000	6.750		09/21/47	27,500
20,000	6.350		02/12/48	13,138
40,000	6.950	(a)	01/28/60	27,362

				2,081,048

Moldova(a)(b) – 0.8%
Aragvi Finance International DAC (B/NR)
200,000	11.125		11/20/29	198,063

Mongolia(a) – 0.5%
Mongolian Mining Corp./Energy Resources LLC (NR/B3)
125,000	12.500		09/13/26	135,781

Morocco(a) – 2.2%
OCP SA (BB+/NR)
200,000	3.750		06/23/31	172,876
260,000	5.125		06/23/51	195,895
Vivo Energy Investments BV (BB+/Ba1)
210,000	5.125		09/24/27	202,194

				570,965

Netherlands – 2.4%
Minejesa Capital BV (NR/Baa3)
171,920	4.625		08/10/30	165,957
MV24 Capital BV (BB+/NR)
300,840	6.748		06/01/34	284,492
Prosus NV (BBB/Baa2)
200,000	3.680	(a)	01/21/30	179,500

				629,949

Nigeria – 2.9%
Access Bank PLC (NR/Caa1)
370,000	6.125		09/21/26	353,927
SEPLAT Energy PLC (B/Caa1)
400,000	7.750	(a)	04/01/26	398,552

				752,479

Norway(a) – 1.3%
DNO ASA (NR/NR)
130,000	7.875		09/09/26	130,054
200,000	9.250		06/04/29	204,334

				334,388

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Panama(a) – 3.1%
Aeropuerto Internacional de Tocumen SA (BBB-/Baa3)
	$200,000	4.000%		08/11/41	$ 148,722
	200,000	5.125		08/11/61	144,030
AES Panama Generation Holdings SRL (NR/Baa3)
	379,267	4.375		05/31/30	330,448
Telecomunicaciones Digitales SA (NR/Ba2)
	200,000	4.500		01/30/30	181,688

					804,888

Paraguay(a) – 1.9%
Banco Continental SAECA (NR/Baa3)
	300,000	2.750		12/10/25	290,649
Telefonica Celular del Paraguay SA (NR/Ba2)
	200,000	5.875		04/15/27	198,500

					489,149

Peru(a) – 3.4%
Hunt Oil Co. of Peru LLC Sucursal Del Peru (NR/Ba1)
	200,000	8.550	(b)	09/18/33	217,562
InRetail Consumer (BB+/Baa3)
	200,000	3.250		03/22/28	184,125
Niagara Energy SAC (BBB-/Baa3)
	200,000	5.746		10/03/34	192,960
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA (NR/Ba2)
	320,000	3.750		08/02/28	288,701

					883,348

Philippines(a)(d) – 1.0%
San Miguel Global Power Holdings Corp. (NR/NR) (1 yr. CMT + 6.404%)
	250,000	8.125		12/02/29	253,125

Romania(a)(d) – 2.2%
Banca Comerciala Romana SA (NR/Baa2) (3 mo. EUR EURIBOR + 4.539%)
EUR	200,000	7.625		05/19/27	217,010
Banca Transilvania SA (NR/Ba1) (1 yr. EURIBOR ICE Swap + 5.580%)
	320,000	8.875		04/27/27	349,703

					566,713

Saudi Arabia – 1.9%
EIG Pearl Holdings SARL (NR/Aa3)
	$200,000	3.545		08/31/36	171,313
Saudi Arabian Oil Co. (NR/Aa3)(a)
	200,000	3.250		11/24/50	129,732
	200,000	5.750	(b)	07/17/54	186,514

					487,559

Singapore – 1.5%
Continuum Energy Aura Pte. Ltd. (BB-/NR)
	200,000	9.500	(a)	02/24/27	209,376

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Singapore – (continued)
LLPL Capital Pte. Ltd. (NR/Baa3)
$188,975	6.875%		02/04/39	$ 189,506

				398,882

South Africa – 4.7%
Absa Group Ltd. (NR/B2) (5 yr. CMT + 5.411%)
240,000	6.375	(a)(d)	05/27/26	235,651
Anglo American Capital PLC (BBB/Baa2)(a)(b)
200,000	5.750		04/05/34	201,186
200,000	6.000		04/05/54	197,338
Eskom Holdings SOC Ltd. (B/B2)
200,000	7.125		02/11/25	199,750
Eskom Holdings SOC Ltd. (BB-/Ba2)
200,000	4.314		07/23/27	190,122
Transnet SOC Ltd. (BB-/Ba3)
200,000	8.250		02/06/28	203,938

				1,227,985

Supranational(a) – 0.7%
African Export-Import Bank (NR/Baa1)
200,000	2.634		05/17/26	190,580

Turkey – 4.4%
Akbank TAS (NR/B1)
210,000	7.498	(b)	01/20/30	212,428
Anadolu Efes Biracilik Ve Malt Sanayii AS (BB+/NR)
320,000	3.375	(a)	06/29/28	276,000
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS (NR/B3)
265,981	9.500	(a)	07/10/36	252,852
Mersin Uluslararasi Liman Isletmeciligi AS (BB/NR)
200,000	8.250	(a)(b)	11/15/28	207,000
Turkiye Garanti Bankasi AS (NR/B2) (5 yr. CMT + 4.090%)
200,000	8.375	(a)(b)(d)	02/28/34	203,500

				1,151,780

United Arab Emirates(a) – 2.2%
Adnoc Murban Rsc Ltd. (AA/Aa2)
200,000	5.125	(b)	09/11/54	180,562
NBK Tier 1 Financing 2 Ltd. (NR/Baa3) (6 yr. CMT + 2.832%)
400,000	4.500	(d)	08/27/25	392,532

				573,094

United Kingdom(a) – 1.5%
Endeavour Mining PLC (BB-/NR)
220,000	5.000		10/14/26	212,918
Tullow Oil PLC (CCC+/Caa2)
200,000	7.000		03/01/25	168,000

				380,918

United States(a) – 2.1%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners (BB-/Ba3)
200,000	4.050		04/27/26	191,118
GCC SAB de CV (BBB-/NR)
200,000	3.614		04/20/32	170,354

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
United States(a) – (continued)
Las Vegas Sands Corp. (BB+/Baa3)
$200,000	3.900%		08/08/29	$ 185,868

				547,340

Uzbekistan – 3.1%
Ipoteka-Bank ATIB (BB-/NR)
400,000	5.500		11/19/25	392,184
Navoi Mining & Metallurgical Combinat (BB-/NR)
200,000	6.950	(b)	10/17/31	197,876
Uzbek Industrial & Construction Bank ATB (BB-/NR)
200,000	8.950	(b)	07/24/29	203,938

				793,998

Vietnam(a) – 0.8%
Mong Duong Finance Holdings BV (NR/Ba2)
205,862	5.125		05/07/29	197,392

Zambia(a) – 0.8%
First Quantum Minerals Ltd. (B/NR)
200,000	6.875		10/15/27	198,938

TOTAL CORPORATE OBLIGATIONS (Cost $23,482,264)				$24,200,444

Sovereign Debt Obligations – 3.0%
Oman – 0.8%
Oman Government International Bonds (BBB-/Ba1)
$200,000	6.500%		03/08/47	$ 197,820

Paraguay(a) – 0.7%
Paraguay Government International Bonds (BB+/Baa3)
200,000	5.400		03/30/50	169,690

Uzbekistan – 1.5%
National Bank of Uzbekistan (BB-/NR)
200,000	4.850		10/21/25	195,650
Republic of Uzbekistan International Bonds (BB-/NR)
200,000	7.850	(b)	10/12/28	206,875

				402,525

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $772,634)				$ 770,035

Shares	Dividend Rate	Value

Investment Company(e) – 1.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
386,110	4.392%	$ 386,110
(Cost $386,110)

TOTAL INVESTMENTS – 97.7% (Cost $ 24,641,008)		$25,356,589

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%		602,645

NET ASSETS – 100.0%		$25,959,234

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Pay-in-kind securities.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2024.

(e)	Represents an affiliated issuer.

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	USD	1,393,570	EUR	1,284,722	01/16/25	$61,922

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	EUR	720,361	USD	756,366	01/16/25	$(9,693)

FUTURES CONTRACTS — At December 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	5	03/31/25	$1,028,047	$(2,387)
20 Year U.S. Treasury Bonds	3	03/20/25	341,531	(11,513)
5 Year U.S. Treasury Notes	5	03/31/25	531,523	(2,962)
Ultra 10-Year U.S. Treasury Notes	1	03/20/25	111,313	295

Total				$(16,567)

Short position contracts:
10 Year U.S. Treasury Notes	(2)	03/20/25	(217,500)	1

TOTAL FUTURES CONTRACTS				$(16,566)

SWAP CONTRACTS — At December 31, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M EURO(b)	3.000%(c)	03/19/27	EUR 160	$2,860	$3,280	$(420)
2.750%(c)	6M EURO(b)	03/19/30	100	(2,607)	(3,487)	880
2.750(c)	6M EURO(b)	03/19/32	100	(3,156)	(3,958)	802
6M EURO(b)	2.750(c)	03/19/35	140	5,162	7,736	(2,574)
2.750(c)	6M EURO(b)	03/19/40	110	(4,847)	(7,040)	2,193

TOTAL				$(2,588)	$(3,469)	$881

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2024.
(b)	Payments made semi-annually.
(c)	Payments made annually.

PURCHASED OPTIONS CONTRACTS — At December 31, 2024, the Fund had the following purchased options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract Calls
3M IRS	MS & Co. Int PLC	3.500%	02/24/2025	120,000	$120,000	$127	$417	$(290)

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
ICE	— Inter-Continental Exchange
LLC	— Limited Liability Company
MTN	— Medium Term Note
NR	— Not Rated
PIK	— Payment in kind
PLC	— Public Limited Company
WR	— Withdrawn Rating

Abbreviations:
3M IRS	— 3 Months Interest Rate Swaptions
EURO	— Euro Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 73.8%
Angola – 1.8%
Angola Government International Bonds (B-/B3)
	$1,330,000	8.000%		11/26/29	$ 1,185,841
	450,000	8.750	(a)	04/14/32	396,446
	1,550,000	9.125		11/26/49	1,242,418
Angola Government International Bonds (NR/B3)
	327,000	9.500		11/12/25	327,670
	320,000	8.250		05/09/28	300,899
	2,160,000	8.250	(a)	05/09/28	2,031,070
	1,880,000	9.375		05/08/48	1,540,604

					7,024,948

Argentina(b) – 2.6%
Argentina Government International Bonds (CCC/NR)(c)
	4,165,877	4.125		07/09/35	2,764,059
	4,610,000	5.000		01/09/38	3,220,085
	5,094,455	3.500		07/09/41	3,181,487
Argentina Republic Government International Bonds (CCC/NR)
EUR	120,088	0.500		07/09/29	96,840
	$49,348	1.000		07/09/29	39,997
	1,012,490	0.750	(c)	07/09/30	780,124

					10,082,592

Azerbaijan – 0.7%
Republic of Azerbaijan International Bonds (NR/Ba1u)
	3,170,000	3.500		09/01/32	2,685,592

Bahrain – 2.0%
Bahrain Government International Bonds (B+/B2u)
	1,510,000	7.375	(a)	05/14/30	1,564,179
	1,320,000	5.625	(a)	09/30/31	1,234,952
	450,000	5.625		09/30/31	421,006
	230,000	5.450		09/16/32	210,517
	820,000	5.450	(a)	09/16/32	750,538
Bahrain Government International Bonds (B+/NR)
	2,390,000	6.750		09/20/29	2,421,381
	1,230,000	5.250		01/25/33	1,101,625

					7,704,198

Benin – 0.5%
Benin Government International Bonds (BB-/B1)
	350,000	7.960	(a)	02/13/38	329,766
	200,000	7.960		02/13/38	188,437
Benin Government International Bonds (BB-/NR)
EUR	1,420,000	4.875	(a)	01/19/32	1,328,420

					1,846,623

Bermuda(b) – 0.3%
Bermuda Government International Bonds (A+/A2)
	$700,000	2.375		08/20/30	593,873
	580,000	3.375		08/20/50	383,890

					977,763

Brazil – 2.2%
Brazil Government International Bonds (BB/Ba1)
	705,000	3.875		06/12/30	620,400
	920,000	6.250		03/18/31	896,080

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Brazil – (continued)
Brazil Government International Bonds (BB/Ba1) – (continued)
	$1,290,000	6.000%		10/20/33	$ 1,203,570
	1,670,000	6.125		03/15/34	1,556,440
	1,518,000	5.625		01/07/41	1,276,638
	2,510,000	4.750	(b)	01/14/50	1,716,840
	1,350,000	7.125		05/13/54	1,254,825

					8,524,793

Chile(b) – 1.3%
Chile Government International Bonds (A/A2)
	440,000	4.340		03/07/42	370,288
	390,000	3.500		01/25/50	269,954
	890,000	4.000		01/31/52	666,944
	280,000	5.330		01/05/54	259,263
	2,384,000	3.100		01/22/61	1,410,279
	3,200,000	3.250		09/21/71	1,892,992

					4,869,720

Colombia(b) – 2.7%
Colombia Government International Bonds (BB+/Baa2)
	1,200,000	4.500		03/15/29	1,108,224
	2,290,000	3.000		01/30/30	1,906,425
	3,130,000	3.125		04/15/31	2,482,152
	1,300,000	3.250		04/22/32	995,176
	580,000	7.500		02/02/34	571,880
	720,000	5.625		02/26/44	533,160
	1,380,000	5.000		06/15/45	924,890
	1,230,000	4.125		05/15/51	705,405
	2,320,000	3.875		02/15/61	1,206,400

					10,433,712

Costa Rica – 1.5%
Costa Rica Government International Bonds (BB-/Ba3)
	880,000	6.125		02/19/31	882,200
	2,913,000	6.550	(a)(b)	04/03/34	2,961,064
	470,000	5.625		04/30/43	420,650
	930,000	7.000		04/04/44	940,695
	460,000	7.300	(a)(b)	11/13/54	475,640

					5,680,249

Dominican Republic – 3.3%
Dominican Republic International Bonds (BB/Ba3)
	940,000	5.500	(a)(b)	02/22/29	907,570
	610,000	5.500	(b)	02/22/29	588,955
	2,900,000	4.500	(a)	01/30/30	2,654,950
	1,250,000	4.500		01/30/30	1,144,375
	150,000	7.050	(b)	02/03/31	153,498
	2,020,000	7.050	(a)(b)	02/03/31	2,067,106
	940,000	4.875		09/23/32	837,540
	150,000	6.600	(a)(b)	06/01/36	148,950
	980,000	6.600	(b)	06/01/36	973,140
DOP	28,750,000	10.750	(a)(b)	06/01/36	506,468
	$199,000	6.850		01/27/45	195,512
	830,000	6.500	(a)	02/15/48	789,795
	360,000	6.400	(a)	06/05/49	338,108

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Dominican Republic – (continued)
Dominican Republic International Bonds (BB/Ba3) – (continued)
$1,680,000	5.875%		01/30/60	$ 1,420,440

				12,726,407

Ecuador – 1.8%
Ecuador Government International Bonds (B-/NR)
1,462,360	0.000	(a)(d)	07/31/30	800,642
779,000	0.000	(d)	07/31/30	426,503
1,342,817	6.900	(c)	07/31/30	933,258
4,432,467	5.500	(a)(c)	07/31/35	2,506,560
769,000	5.500	(c)	07/31/35	434,869
3,600,000	5.000	(c)	07/31/40	1,839,600

				6,941,432

Egypt – 2.3%
Egypt Government International Bonds (B-/Caa1)
1,740,000	7.300		09/30/33	1,473,328
200,000	8.750		09/30/51	157,164
820,000	7.500		02/16/61	560,068
Egypt Government International Bonds (B-/Caa1u)
1,240,000	7.625		05/29/32	1,087,579
700,000	7.625	(a)	05/29/32	613,956
2,530,000	8.700		03/01/49	1,985,367
1,870,000	8.875	(a)	05/29/50	1,493,101
1,850,000	8.875		05/29/50	1,477,133
Egypt Government International Bonds (NR/Caa1)
210,000	8.500		01/31/47	162,815

				9,010,511

El Salvador – 1.2%
El Salvador Government International Bonds (B-/B3)
470,000	9.650	(a)(b)	11/21/54	491,883
El Salvador Government International Bonds (B-/B3u)
380,000	8.625		02/28/29	392,920
630,000	8.250		04/10/32	637,245
610,000	7.650		06/15/35	590,175
1,100,000	7.625		02/01/41	1,020,250
830,000	7.125	(b)	01/20/50	697,200
650,000	9.500	(a)(b)	07/15/52	676,000
El Salvador Government International Bonds (B-/NR)
240,000	9.250	(b)	04/17/30	253,500

				4,759,173

Ghana(a) – 1.4%
Ghana Government International Bonds (CCC+/Caa2)
300,896	0.000	(d)	07/03/26	279,307
2,275,526	5.000	(c)	07/03/29	1,956,953
417,426	0.000	(d)	01/03/30	320,374
3,872,244	5.000	(c)	07/03/35	2,709,409

				5,266,043

Guatemala – 1.9%
Guatemala Government Bonds (BB/Ba1)
1,400,000	4.375	(a)	06/05/27	1,344,875
1,064,000	5.250	(a)(b)	08/10/29	1,021,772
470,000	5.250	(b)	08/10/29	451,347

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Guatemala – (continued)
Guatemala Government Bonds (BB/Ba1) – (continued)
	$1,270,000	4.900	%(b)	06/01/30	$ 1,196,181
	220,000	6.050	(a)(b)	08/06/31	215,393
	430,000	7.050	(b)	10/04/32	444,289
	350,000	7.050	(a)(b)	10/04/32	361,631
	200,000	6.550	(a)(b)	02/06/37	196,400
	1,090,000	6.125	(a)(b)	06/01/50	964,345
	381,000	6.125	(b)	06/01/50	337,078
Guatemala Government Bonds (BB/NR)
	1,120,000	4.650	(b)	10/07/41	858,550

					7,391,861

Honduras(a)(b) – 0.1%
Honduras Government International Bonds (BB-/B1)
	240,000	8.625		11/27/34	238,920

Hungary – 2.7%
Hungary Government International Bonds (BBB-/Baa2)
	410,000	6.125	(a)	05/22/28	417,282
	410,000	5.250		06/16/29	403,338
	990,000	5.250	(a)	06/16/29	973,912
	1,770,000	2.125		09/22/31	1,401,663
	1,810,000	6.250	(a)	09/22/32	1,845,747
	630,000	5.500	(a)	06/16/34	600,666
	1,450,000	5.500	(a)	03/26/36	1,354,488
	910,000	5.500		03/26/36	850,058
	180,000	7.625		03/29/41	198,450
	1,960,000	3.125		09/21/51	1,142,523
	580,000	6.750	(a)	09/25/52	589,063
Magyar Export-Import Bank Zrt (BBB-/NR)(e)
	790,000	6.125	(a)(b)	12/04/27	796,423

					10,573,613

Indonesia – 0.9%
Indonesia Government International Bonds (BBB/Baa2)
	320,000	4.650	(b)	09/20/32	304,800
	926,000	6.625		02/17/37	1,011,655
	720,000	4.625		04/15/43	640,800
	1,260,000	3.200	(b)	09/23/61	775,076
	1,490,000	3.350		03/12/71	929,388

					3,661,719

Iraq(b) – 0.3%
Iraq International Bonds (NR/NR)
	1,185,625	5.800		01/15/28	1,153,020

Israel – 0.0%
State of Israel (A/Baa1)
	200,000	3.375		01/15/50	129,875

Ivory Coast – 1.4%
Ivory Coast Government International Bonds (BB/Ba2)
	770,000	6.375		03/03/28	763,047
EUR	990,000	5.250		03/22/30	968,769
	$290,000	7.625		01/30/33	282,144
	2,220,000	6.125		06/15/33	1,979,269
	680,000	8.250	(a)	01/30/37	660,450
	890,000	8.250		01/30/37	864,412

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Ivory Coast – (continued)
Ivory Coast Government International Bonds (BB/NR)
	$114,466	5.750	%(b)(c)	12/31/32	$ 108,273

					5,626,364

Jamaica – 0.4%
Jamaica Government International Bonds (BB-/B1)
	1,400,000	7.875		07/28/45	1,619,716

Jordan – 0.9%
Jordan Government International Bonds (BB-/Ba3)
	1,245,000	5.750		01/31/27	1,196,258
	330,000	7.750		01/15/28	330,825
	480,000	7.500	(a)	01/13/29	476,549
	800,000	5.850	(a)	07/07/30	731,504
	940,000	5.850		07/07/30	859,517

					3,594,653

Kazakhstan(a) – 0.7%
Kazakhstan Government International Bonds (BBB-/Baa1)
	2,660,000	4.714		04/09/35	2,536,975

Kenya – 0.8%
Republic of Kenya Government International Bonds (B-/Caa1u)
	240,000	7.250		02/28/28	228,000
	550,000	9.750	(a)	02/16/31	543,297
	980,000	8.000		05/22/32	885,234
	200,000	8.000	(a)	05/22/32	180,660
	510,000	6.300		01/23/34	401,466
	820,000	8.250		02/28/48	674,450

					2,913,107

Mexico(b) – 2.0%
Mexico Government International Bonds (BBB/Baa2)
	540,000	2.659		05/24/31	437,940
	610,000	6.350		02/09/35	596,275
	950,000	6.000		05/07/36	893,891
	1,240,000	4.280		08/14/41	916,437
EUR	1,110,000	2.125		10/25/51	659,694
	$1,250,000	6.338		05/04/53	1,112,891
	4,719,000	3.771		05/24/61	2,703,102
	760,000	3.750		04/19/71	419,824

					7,740,054

Mongolia – 0.8%
Mongolia Government International Bonds (B+/B2u)
	320,000	5.125		04/07/26	313,600
	280,000	5.125	(a)	04/07/26	274,400
	700,000	3.500		07/07/27	650,125
	460,000	3.500	(a)	07/07/27	427,225
	720,000	8.650	(a)	01/19/28	755,460
	400,000	8.650		01/19/28	419,700
	200,000	7.875	(a)	06/05/29	207,500

					3,048,010

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Morocco – 1.1%
Morocco Government International Bonds (BB+/Ba1u)
	$420,000	2.375	%(a)	12/15/27	$ 382,687
	270,000	2.375		12/15/27	246,013
	1,030,000	5.950	(a)	03/08/28	1,036,437
EUR	710,000	1.500	(a)	11/27/31	618,126
	$490,000	3.000	(a)	12/15/32	399,306
	280,000	6.500		09/08/33	288,837
	1,230,000	4.000		12/15/50	830,361
Morocco Government International Bonds (BB+/NR)
	510,000	5.500		12/11/42	451,019

					4,252,786

Nigeria – 2.7%
Nigeria Government International Bonds (B-/Caa1)
	1,815,000	6.500		11/28/27	1,720,166
	410,000	6.125	(a)	09/28/28	371,435
	2,080,000	6.125		09/28/28	1,884,355
	1,070,000	8.375		03/24/29	1,035,921
	1,518,000	7.143		02/23/30	1,369,327
	310,000	9.625	(a)	06/09/31	308,063
	1,320,000	7.875		02/16/32	1,186,759
	310,000	10.375	(a)	12/09/34	315,763
	690,000	7.696	(a)	02/23/38	561,081
	980,000	7.625		11/28/47	745,731
	1,215,000	8.250		09/28/51	966,684

					10,465,285

Oman – 3.4%
Oman Government International Bonds (BBB-/Ba1)
	700,000	5.375		03/08/27	694,729
	1,500,000	6.500		03/08/47	1,483,650
Oman Government International Bonds (NR/Ba1)
	1,740,000	6.750	(a)	10/28/27	1,792,026
	2,960,000	5.625		01/17/28	2,951,675
	2,100,000	6.000		08/01/29	2,125,599
	1,090,000	6.250		01/25/31	1,117,032
	1,390,000	7.375	(a)	10/28/32	1,530,487
	1,420,000	6.750	(a)	01/17/48	1,440,420
	250,000	6.750		01/17/48	253,595

					13,389,213

Pakistan – 1.2%
Pakistan Government International Bonds (CCC+/Caa2)
	730,000	6.875		12/05/27	657,460
	500,000	7.875		03/31/36	385,625
Pakistan Government International Bonds (NR/Caa2)
	320,000	8.250		09/30/25	315,000
	1,630,000	7.375		04/08/31	1,356,975
	1,480,000	8.875		04/08/51	1,148,850
Pakistan Water & Power Development Authority (CCC+/NR)
	940,000	7.500		06/04/31	727,917

					4,591,827

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Panama – 1.7%
Panama Government International Bonds (BBB-/Baa3)(b)
	$470,000	6.875%		01/31/36	$ 440,772
	1,510,000	4.500		04/16/50	930,507
	460,000	6.853		03/28/54	392,438
	1,530,000	4.500		04/01/56	904,704
	3,101,000	3.870		07/23/60	1,615,838
	1,410,000	4.500		01/19/63	824,145
Panama Notas del Tesoro (BBB-/Baa3)
	1,460,000	3.750		04/17/26	1,409,499

					6,517,903

Paraguay – 1.7%
Paraguay Government International Bonds (BB+/Baa3)
	469,000	5.000	(a)	04/15/26	465,412
	2,190,000	4.700	(a)	03/27/27	2,145,105
	340,000	4.950	(a)(b)	04/28/31	325,231
	3,229,000	2.739	(a)(b)	01/29/33	2,618,517
	1,390,000	5.400	(b)	03/30/50	1,179,346

					6,733,611

Peru(b) – 1.1%
Peru Government International Bonds (BBB-/Baa1)
EUR	580,000	1.250		03/11/33	488,144
	$1,450,000	5.375		02/08/35	1,392,000
	1,460,000	2.780		12/01/60	770,606
	330,000	3.600		01/15/72	201,506
	2,910,000	3.230		07/28/21(f)	1,532,290

					4,384,546

Philippines – 0.3%
Philippines Government International Bonds (BBB+/Baa2)
	1,870,000	3.200		07/06/46	1,294,975

Poland – 1.4%
Bank Gospodarstwa Krajowego (NR/A2)(e)
	1,380,000	6.250	(a)	10/31/28	1,431,998
Republic of Poland Government International Bonds (A-/A2)(b)
	1,890,000	5.125		09/18/34	1,820,316
	690,000	5.500		04/04/53	638,057
	1,840,000	5.500		03/18/54	1,692,818

					5,583,189

Qatar – 0.3%
Qatar Government International Bonds (AA/Aa2)
	630,000	4.400		04/16/50	533,138
	830,000	4.400	(a)	04/16/50	702,387

					1,235,525

Romania – 2.0%
Romania Government International Bonds (BBB-/Baa3)
	1,620,000	6.625	(a)	02/17/28	1,636,200
	840,000	6.625		02/17/28	852,079
	1,050,000	3.000	(a)	02/14/31	849,188
	20,000	3.625	(a)	03/27/32	16,306
	1,540,000	6.375		01/30/34	1,470,654
	1,080,000	5.750		03/24/35	963,230

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Romania – (continued)
Romania Government International Bonds (BBB-/Baa3) – (continued)
EUR	140,000	3.375%		01/28/50	$ 94,229
	$1,340,000	4.000		02/14/51	844,971
	740,000	7.625	(a)	01/17/53	744,773
	460,000	7.625		01/17/53	462,967

					7,934,597

Saudi Arabia – 1.4%
Saudi Government International Bonds (NR/Aa3)
	1,190,000	4.500		10/26/46	960,925
	1,160,000	4.625		10/04/47	948,288
	1,270,000	3.250		11/17/51	801,281
	1,360,000	5.000	(a)	01/18/53	1,150,411
	1,450,000	5.750		01/16/54	1,352,125
	200,000	3.750		01/21/55	132,625

					5,345,655

Senegal – 0.5%
Senegal Government International Bonds (B+/B1)
EUR	230,000	4.750		03/13/28	218,814
	$1,600,000	7.750		06/10/31	1,435,000
	400,000	6.250		05/23/33	318,500
	200,000	6.750		03/13/48	135,562

					2,107,876

Serbia – 1.5%
Serbia International Bonds (BBB-/Ba2)
	1,140,000	6.250	(a)	05/26/28	1,158,525
	2,630,000	2.125		12/01/30	2,137,690
EUR	520,000	1.650		03/03/33	432,093
	$880,000	6.500	(a)	09/26/33	904,200
	460,000	6.500		09/26/33	472,650
	480,000	6.000	(a)	06/12/34	472,200
EUR	290,000	2.050		09/23/36	227,175

					5,804,533

South Africa – 3.1%
Republic of South Africa Government Bonds (BB/Ba2)
ZAR	21,180,000	8.500		01/31/37	951,990
	21,040,000	9.000		01/31/40	949,104
	13,380,000	6.500		02/28/41	472,925
Republic of South Africa Government International Bonds (BB-/Ba2)
	$2,600,000	4.850		09/30/29	2,418,715
	660,000	5.875		06/22/30	630,326
	1,290,000	5.875		04/20/32	1,211,039
	590,000	7.100	(a)	11/19/36	573,799
	530,000	6.250		03/08/41	455,821
	1,140,000	5.375		07/24/44	852,196
	430,000	5.000		10/12/46	295,642
	1,130,000	5.750		09/30/49	842,641
	500,000	7.300		04/20/52	452,520
	390,000	7.950	(a)	11/19/54	372,466

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
South Africa – (continued)
Republic of South Africa Government International Bonds (NR/Ba2)
	$1,850,000	5.650%		09/27/47	$ 1,380,637

					11,859,821

Sri Lanka(a) – 1.1%
Sri Lanka Government International Bonds (CCC+/NR)
	865,173	4.000		04/15/28	804,706
	861,204	3.600	(c)	06/15/35	620,067
Sri Lanka Government International Bonds (NR/NR)(c)
	650,232	3.100		01/15/30	533,262
	1,275,421	3.350		03/15/33	943,952
	597,693	3.600		05/15/36	448,335
	1,195,891	3.600		02/15/38	896,918

					4,247,240

Trinidad and Tobago(a)(b) – 0.6%
Trinidad & Tobago Government International Bonds (BBB-/Ba2)
	1,560,000	4.500		06/26/30	1,430,520
	900,000	6.400		06/26/34	884,250

					2,314,770

Tunisia – 0.5%
Tunisian Republic (NR/Caa2)
	1,890,000	5.750		01/30/25	1,875,371

Turkey – 4.5%
Hazine Mustesarligi Varlik Kiralama AS (NR/B1)
	440,000	8.509	(a)	01/14/29	469,885
Republic of Turkiye (NR/B1)
	290,000	6.500		01/03/35	271,241
Turkiye Government Bonds (NR/NR)
TRY	45,250,000	36.000		08/12/26	1,258,170
	18,610,000	31.080		11/08/28	520,178
Turkiye Government International Bonds (NR/B1)
	$1,090,000	5.250		03/13/30	1,018,809
	2,200,000	5.950		01/15/31	2,083,796
	1,280,000	5.875		06/26/31	1,201,200
	1,530,000	7.125		07/17/32	1,517,576
	3,310,000	6.500		09/20/33	3,141,389
	2,202,000	7.625		05/15/34	2,237,782
	1,750,000	6.000		01/14/41	1,435,788
	980,000	4.875		04/16/43	681,727
	2,470,000	5.750		05/11/47	1,836,964

					17,674,505

Ukraine – 1.5%
Ukraine Government International Bonds (CC/NR)
	648,000	0.000	(b)(g)	08/01/41	497,340
Ukraine Government International Bonds (CCC+/NR)(c)
	223,742	3.000	(a)	02/01/30	121,156
	1,697,309	1.750	(a)	02/01/34	951,766
	400,000	1.750		02/01/34	224,300
	1,456,099	3.000	(a)	02/01/34	600,641
	2,948,223	1.750	(a)	02/01/35	1,621,523
	706,562	3.000	(a)(d)	02/01/35	416,871

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Ukraine – (continued)
Ukraine Government International Bonds (CCC+/NR)(c) – (continued)
	$1,800,485	1.750	%(a)	02/01/36	$ 972,262
	420,000	1.750		02/01/36	226,800
	588,801	3.000	(a)	02/01/36	344,449

					5,977,108

United Arab Emirates – 0.6%
Abu Dhabi Government International Bonds (AA/NR)
	920,000	5.500	(a)	04/30/54	899,300
Emirate of Dubai Government International Bonds (NR/NR)
	2,160,000	3.900		09/09/50	1,566,000

					2,465,300

Uruguay – 1.1%
Oriental Republic of Uruguay (BBB+/NR)
	520,000	5.250	(b)	09/10/60	473,200
Uruguay Government International Bonds (BBB+/Baa1)
	1,925,920	5.750	(b)	10/28/34	1,979,485
	1,850,000	4.975		04/20/55	1,638,415

					4,091,100

Uzbekistan – 1.2%
National Bank of Uzbekistan (BB-/NR)
	1,560,000	4.850		10/21/25	1,526,070
Republic of Uzbekistan International Bonds (BB-/Ba3)
EUR	310,000	5.375	(a)	05/29/27	322,449
Republic of Uzbekistan International Bonds (BB-/NR)
	$550,000	7.850	(a)	10/12/28	568,907
	1,120,000	5.375		02/20/29	1,052,531
	600,000	3.700	(a)	11/25/30	498,510
	1,000,000	3.700		11/25/30	830,850

					4,799,317

Venezuela(h) – 0.3%
Venezuela Government International Bonds (NR/Cu)
	2,310,000	7.650		04/21/25	300,300
	176,000	11.750		10/21/26	27,632
	3,721,000	9.250		05/07/28	513,498
	1,920,000	11.950		08/05/31	298,560

					1,139,990

Vietnam(b) – 0.1%
Viet Nam Debt & Asset Trading Corp. (NR/NR)
	280,000	1.000		10/10/25	266,176

Zambia – 0.4%
Zambia Government International Bonds (CCC+/Caa2u)
	521,378	5.750	(c)	06/30/33	456,694
	2,167,926	0.500		12/31/53	1,240,466

					1,697,160

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $293,160,123)					$286,811,022

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 26.3%
Australia(b) – 0.3%
Santos Finance Ltd. (BBB-/Baa3)
$363,000	6.875%		09/19/33	$ 383,183
Santos Finance Ltd. (BBB-/NR)
680,000	5.250		03/13/29	670,167

				1,053,350

Bermuda(a)(b) – 0.3%
Tengizchevroil Finance Co. International Ltd. (BB+/Baa2)
1,280,000	2.625		08/15/25	1,245,978

Brazil – 2.0%
Banco do Brasil SA (B-/NR) (10 yr. CMT + 4.398%)
310,000	8.748	(b)(g)	04/15/25	311,358
Brazil Minas SPE via State of Minas Gerais (BB/NR)(e)
1,400,000	5.333	(a)	02/15/28	1,384,880
BRF SA (NR/Ba2)
860,000	4.875	(b)	01/24/30	792,129
Itau Unibanco Holding SA (NR/Ba3) (5 yr. CMT + 3.446%)
200,000	3.875	(b)(g)	04/15/31	196,125
Petrobras Global Finance BV (BB/Ba1)
1,020,000	6.500	(b)	07/03/33	998,962
Raizen Fuels Finance SA (BBB/NR)(b)
500,000	5.700	(a)	01/17/35	462,265
200,000	5.700		01/17/35	184,906
Rede D’or Finance SARL (BB+/NR)
330,000	4.950	(b)	01/17/28	314,325
Sitios Latinoamerica SAB de CV (NR/Baa3)
780,000	5.375	(b)	04/04/32	731,250
Vale Overseas Ltd. (BBB-/Baa2)
2,010,000	6.125	(b)	06/12/33	2,027,366
150,000	6.875		11/21/36	158,933
150,000	6.400	(b)	06/28/54	146,625

				7,709,124

Chile – 1.4%
Banco del Estado de Chile (BBB-/Baa3)(b)(g)
(5 yr. CMT + 3.228%)
800,000	7.950	(a)	05/02/29	823,200
(5 yr. CMT + 3.228%)
910,000	7.950		05/02/29	940,430
Empresa de los Ferrocarriles del Estado (A/NR)
600,000	3.068	(a)(b)	08/18/50	359,790
Empresa de Transporte de Pasajeros Metro SA (NR/A3)
830,000	3.650	(a)(b)	05/07/30	765,559
GNL Quintero SA (BBB+/Baa2)
623,704	4.634		07/31/29	613,962
Inversiones CMPC SA (BBB/Baa3)(b)
200,000	3.850		01/13/30	184,188
540,000	6.125	(a)	06/23/33	544,558
Inversiones CMPC SA (BBB/NR)
200,000	6.125	(a)(b)	02/26/34	201,812
Latam Airlines Group SA (BB+/Ba2)
980,000	7.875	(a)(b)	04/15/30	987,962

				5,421,461

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
China – 0.3%
China Aoyuan Group Ltd. (NR/NR)
$8,063	0.000	%(b)(d)	09/30/28	$ 108
34,932	5.500	(i)	09/30/31	524
90,223	0.000	(c)	12/31/99	451
Easy Tactic Ltd. (NR/NR) (PIK 7.500%, Cash 6.500%)
441,612	6.500	(b)(h)	07/11/28	16,560
Fantasia Holdings Group Co. Ltd. (NR/NR)
340,000	10.875	(b)(h)	03/02/24	7,650
Fantasia Holdings Group Co. Ltd. (NR/WR)
200,000	11.875	(b)(h)	06/01/23	4,500
Meituan (BBB+/Baa2)
450,000	3.050	(b)	10/28/30	396,972
Meituan (NR/Baa2)
400,000	0.000	(d)(j)	04/27/28	379,773
Prosus NV (BBB/Baa2)
420,000	4.193	(b)	01/19/32	375,115
Redsun Properties Group Ltd. (NR/WR)
220,000	9.700	(b)(h)	04/16/23	2,200
Yuzhou Group Holdings Co. Ltd. (NR/Cu) (-1X 5 yr. CMT + 8.527%)
2,020,000	5.375	(b)(g)(h)	03/29/25	40,400

				1,224,253

Colombia – 1.2%
Banco de Bogota SA (NR/Ba2)
350,000	6.250	(a)	05/12/26	349,409
660,000	6.250		05/12/26	658,885
Bancolombia SA (NR/Ba3) (5 yr. CMT + 4.320%)
1,180,000	8.625	(b)(g)	12/24/34	1,234,209
Ecopetrol SA (BB+/Ba1)(b)
590,000	8.625		01/19/29	624,899
210,000	6.875		04/29/30	204,645
890,000	4.625		11/02/31	735,638
815,000	7.750		02/01/32	791,772

				4,599,457

Egypt(a)(b) – 0.4%
African Export-Import Bank (NR/Baa1)
1,462,000	2.634		05/17/26	1,393,140

Ghana(a)(b) – 0.1%
Kosmos Energy Ltd. (B/B3u)
310,000	8.750		10/01/31	291,400

Guatemala(b) – 0.2%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (NR/Ba2)
900,000	5.250		04/27/29	854,442

Hong Kong(i) – 0.0%
Add Hero Holdings Ltd. (NR/NR)
(PIK 8.500%, Cash 7.500%)
61,691	8.500		09/30/29	5,244
(PIK 9.000%, Cash 8.000%)
47,682	9.000		09/30/30	1,430

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Hong Kong(i) – (continued)
Add Hero Holdings Ltd. (NR/NR) – (continued)
(PIK 9.800%, Cash 8.800%)
$62,462	9.800%		09/30/31	$ 1,562

				8,236

India – 1.0%
Adani Electricity Mumbai Ltd. (BBB-/Baa3)
262,000	3.949		02/12/30	211,237
Adani Ports & Special Economic Zone Ltd. (BBB-/Baa3)
370,000	4.200	(b)	08/04/27	333,696
470,000	4.375		07/03/29	403,319
CA Magnum Holdings (NR/B1)
1,230,000	5.375	(b)	10/31/26	1,200,787
JSW Hydro Energy Ltd. (NR/Ba1)
656,375	4.125	(b)	05/18/31	589,714
Reliance Industries Ltd. (BBB+/Baa2)
1,230,000	2.875	(a)	01/12/32	1,045,094

				3,783,847

Indonesia – 0.9%
Bank Negara Indonesia Persero Tbk. PT (NR/Ba3) (5 yr. CMT + 3.466%)
278,000	4.300	(b)(g)	03/24/27	263,405
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (NR/Baa2)
380,000	6.530		11/15/28	393,775
270,000	5.450	(b)	05/15/30	267,975
560,000	5.800	(a)(b)	05/15/50	520,453
Pertamina Geothermal Energy PT (NR/Baa3)
330,000	5.150	(a)(b)	04/27/28	327,937
Pertamina Persero PT (BBB/Baa2)
330,000	6.500		05/27/41	342,787
920,000	6.000		05/03/42	900,266
Pertamina Persero PT (NR/Baa2)
620,000	4.150	(b)	02/25/60	443,970

				3,460,568

Jamaica(a)(b) – 0.3%
Kingston Airport Revenue Finance Ltd. (BB/Ba3)
1,020,000	6.750		12/15/36	1,024,590

Kazakhstan(a)(b) – 0.4%
KazMunayGas National Co. JSC (NR/Baa1)
1,840,000	3.500		04/14/33	1,518,938

Kuwait(b)(g) – 0.1%
NBK Tier 1 Ltd. (NR/Baa3) (6 yr. CMT + 2.875%)
420,000	3.625		08/24/26	398,605

Luxembourg(b) – 0.1%
Rede D’or Finance SARL (BB+/NR)
256,000	4.500	(a)	01/22/30	229,041
302,000	4.500		01/22/30	270,196

				499,237

Macau(b) – 0.1%
Sands China Ltd. (BBB-/Baa2)
540,000	5.400		08/08/28	533,250

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Malaysia – 0.6%
Khazanah Global Sukuk Bhd. (A-/A3)
$640,000	4.687%		06/01/28	$ 633,549
Petronas Capital Ltd. (A-/A2)(b)
920,000	3.500		04/21/30	851,202
1,020,000	4.550	(a)	04/21/50	860,115

				2,344,866

Mexico – 5.1%
Banco Mercantil del Norte SA (BB-/Ba2)(a)(b)(g)
(10 yr. CMT + 4.299%)
1,300,000	8.750		05/20/35	1,287,650
(5 yr. CMT + 4.643%)
790,000	5.875		01/24/27	752,925
BBVA Bancomer SA (BB/NR) (5 yr. CMT + 2.650%)
550,000	5.125	(a)(b)(g)	01/18/33	510,297
BBVA Bancomer SA (NR/A3)
460,000	5.250	(a)(b)	09/10/29	450,110
Bimbo Bakeries USA, Inc. (BBB+/Baa1)(a)(b)
1,260,000	6.050		01/15/29	1,285,918
540,000	6.400		01/15/34	560,882
340,000	5.375		01/09/36	326,883
Cemex SAB de CV (BB/NR)(b)(g)
(5 yr. CMT + 5.157%)
760,000	9.125	(a)	03/14/28	782,087
(5 yr. CMT + 5.157%)
200,000	9.125		03/14/28	205,813
Cemex SAB de CV (BBB-/NR)
400,000	5.450	(b)	11/19/29	394,125
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (BBB/Baa3)(b)
250,000	7.250	(a)	01/31/41	246,122
720,000	7.250		01/31/41	708,833
Mexico City Airport Trust (BBB/Baa3)(b)
980,000	4.250	(a)	10/31/26	955,520
1,310,000	3.875	(a)	04/30/28	1,227,313
280,000	5.500	(a)	10/31/46	223,563
522,000	5.500		10/31/46	416,786
1,109,000	5.500		07/31/47	890,316
Petroleos Mexicanos (BBB/B3)
514,000	6.490	(b)	01/23/27	497,777
180,000	6.500		03/13/27	173,448
650,000	5.350		02/12/28	595,159
360,000	6.500		01/23/29	335,056
320,000	8.750	(b)	06/02/29	320,200
330,000	6.840	(b)	01/23/30	300,630
654,000	5.950	(b)	01/28/31	550,125
170,000	6.700	(b)	02/16/32	148,431
240,000	6.375		01/23/45	160,350
370,000	5.625		01/23/46	230,880
3,020,000	6.750		09/21/47	2,076,250
1,850,000	6.350		02/12/48	1,215,228
453,000	7.690	(b)	01/23/50	340,656
2,683,000	6.950	(b)	01/28/60	1,835,333

				20,004,666

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Morocco(b) – 0.6%
OCP SA (BB+/Baa3)
	$1,190,000	6.750	%(a)	05/02/34	$ 1,212,015
OCP SA (BB+/NR)
	1,410,000	5.125		06/23/51	1,062,350

					2,274,365

Netherlands – 0.7%
Minejesa Capital BV (NR/Baa3)
	318,052	4.625		08/10/30	307,020
MV24 Capital BV (BB+/NR)
	759,621	6.748	(a)	06/01/34	718,343
NE Property BV (BBB/NR)(b)
EUR	530,000	1.875		10/09/26	535,572
	450,000	3.375		07/14/27	465,456
Prosus NV (BBB/Baa2)(b)
	$310,000	3.257	(a)	01/19/27	295,663
	280,000	3.680		01/21/30	251,300

					2,573,354

Nigeria(a)(b) – 0.2%
IHS Holding Ltd. (B+/NR)
	400,000	6.250		11/29/28	378,500
	360,000	8.250		11/29/31	355,837

					734,337

Panama(a) – 1.2%
Aeropuerto Internacional de Tocumen SA (BBB-/Baa3)(b)
	940,000	4.000		08/11/41	698,993
	2,130,000	5.125		08/11/61	1,533,920
Autoridad del Canal de Panama (BBB+/A3)
	380,000	4.950		07/29/35	358,363
Banco Latinoamericano de Comercio Exterior SA (BBB/Baa2)
	1,970,000	2.375	(b)	09/14/25	1,920,612

					4,511,888

Peru(a) – 0.3%
Atlantica Transmision Sur SA (BBB-/NR)
	697,312	6.875		04/30/43	743,230
Niagara Energy SAC (BBB-/Baa3)
	610,000	5.746	(b)	10/03/34	588,528

					1,331,758

Qatar(a)(b) – 0.2%
QatarEnergy (AA/Aa2)
	1,317,000	3.300		07/12/51	905,026

Saudi Arabia – 0.6%
EIG Pearl Holdings SARL (NR/Aa3)
	950,000	3.545		08/31/36	813,735
Saudi Arabian Oil Co. (NR/Aa3)(a)(b)
	770,000	5.250		07/17/34	759,651
	1,030,000	5.750		07/17/54	960,547

					2,533,933

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Serbia(a)(b) – 0.1%
Telecommunications Co. Telekom Srbija AD Belgrade (BB-/NR)
	$420,000	7.000%		10/28/29	$ 419,740

South Africa – 1.9%
Eskom Holdings SOC Ltd. (B/B2)
	1,760,000	7.125		02/11/25	1,757,800
Eskom Holdings SOC Ltd. (BB-/Ba2)
	2,210,000	4.314		07/23/27	2,100,848
(e)	520,000	6.350		08/10/28	516,911
Sasol Financing USA LLC (BB+/Ba1)
	1,110,000	4.375	(b)	09/18/26	1,063,169
Transnet SOC Ltd. (BB-/Ba3)
	1,460,000	8.250	(a)	02/06/28	1,488,747
	350,000	8.250		02/06/28	356,892

					7,284,367

Thailand(b)(g) – 0.2%
Bangkok Bank PCL (NR/Baa3)
(5 yr. CMT + 1.900%)
	670,000	3.733		09/25/34	607,402
(5 yr. CMT + 2.150%)
	200,000	3.466		09/23/36	170,572

					777,974

Turkey(a) – 0.8%
Akbank TAS (NR/B1)
	1,230,000	7.498		01/20/30	1,244,218
Sisecam U.K. PLC (NR/B1)(b)
	220,000	8.250		05/02/29	220,427
	280,000	8.625		05/02/32	277,987
Turkiye Garanti Bankasi AS (NR/B2) (5 yr. CMT + 4.090%)
	950,000	8.375	(b)(g)	02/28/34	966,625
Yapi ve Kredi Bankasi AS (NR/B3) (5 yr. CMT + 5.278%)
	570,000	9.250	(b)(g)	01/17/34	593,735

					3,302,992

United Arab Emirates – 2.6%
Abu Dhabi Crude Oil Pipeline LLC (AA/NR)
	2,480,000	4.600	(a)	11/02/47	2,176,349
Adnoc Murban Rsc Ltd. (AA/Aa2)
	760,000	5.125	(a)(b)	09/11/54	686,136
DP World Ltd. (NR/Baa2)
	2,611,000	5.625		09/25/48	2,457,369
	1,170,000	4.700	(b)	09/30/49	973,659
Galaxy Pipeline Assets Bidco Ltd. (NR/Aa2)
	394,888	2.160	(a)	03/31/34	338,336
	379,402	2.160		03/31/34	325,068
	580,000	2.625		03/31/36	470,774
	2,010,000	3.250		09/30/40	1,510,595
NBK Tier 1 Financing 2 Ltd. (NR/Baa3) (6 yr. CMT + 2.832%)
	1,140,000	4.500	(a)(b)(g)	08/27/25	1,118,716

					10,057,002

United Kingdom(b) – 0.1%
CK Hutchison International 23 Ltd. (A/A2)
	210,000	4.875		04/21/33	203,488

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
United Kingdom(b) – (continued)
Prudential Funding Asia PLC (A-/A3) (5 yr. CMT + 1.517%)
$310,000	2.950	%(g)	11/03/33	$ 281,709

				485,197

United States(b) – 0.3%
Kosmos Energy Ltd. (B/B3u)
730,000	7.750	(a)	05/01/27	705,362
Las Vegas Sands Corp. (BB+/Baa3)
290,000	3.900		08/08/29	269,509
260,000	6.000		08/15/29	262,715

				1,237,586

Uzbekistan(a) – 0.3%
Navoi Mining & Metallurgical Combinat (BB-/NR)
520,000	6.700		10/17/28	518,050
610,000	6.950		10/17/31	603,522

				1,121,572

Venezuela(h) – 1.2%
Petroleos de Venezuela SA (NR/NR)
21,600,000	6.000		05/16/24	2,224,368
77,934	6.000		11/15/26	8,144
2,570,000	5.375		04/12/27	276,378
16,600,000	5.375		04/12/27	1,785,164
2,180,000	5.500		04/12/37	234,241

				4,528,295

Zambia(a)(b) – 0.2%
First Quantum Minerals Ltd. (B/NR)
600,000	8.625		06/01/31	614,814

TOTAL CORPORATE OBLIGATIONS (Cost $117,042,607)				$102,063,608

Shares	Description	Value

Common Stocks(a) – 0.0%
China – 0.0%
224,816	Sunac Services Holdings Ltd. Real Estate Management & Development	$ 47,621

TOTAL COMMON STOCKS (Cost $386,761)		$ 47,621

Shares	Dividend Rate	Value

Investment Company(k) – 4.9%
Goldman Sachs Financial Square Government Fund – Institutional Shares
18,998,340	4.392%	$ 18,998,340
(Cost $18,998,340)

TOTAL INVESTMENTS – 105.0% (Cost $429,587,831)		$407,920,591

LIABILITIES IN EXCESS OF OTHER ASSETS – (5.0)%		(19,434,765)

NET ASSETS – 100.0%		$388,485,826

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2024.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $4,130,212, which represents approximately 1.1% of the Fund’s net assets as of December 31, 2024.

(f)	Actual maturity date is July 28, 2121.

(g)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2024.

(h)	Security is currently in default and/or non-income producing.

(i)	Pay-in-kind securities.

(j)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2024.

(k)	Represents an affiliated issuer.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	8,203,945	NZD	9,069,940	01/10/25	$2,997
	BRL	4,211,247	USD	673,848	02/04/25	3,391
	CAD	2,129,154	USD	1,480,220	01/10/25	1,529
	CAD	752,789	USD	525,000	03/19/25	242
	COP	774,191,053	USD	174,958	01/23/25	195
	COP	4,391,853,576	USD	967,141	02/18/25	23,243
	CZK	12,778,182	EUR	504,070	02/06/25	2,629
	EUR	6,061,625	CHF	5,679,039	01/10/25	16,792
	EUR	270,971	CZK	6,791,946	01/10/25	1,568
	EUR	356,154	CZK	8,957,269	02/24/25	1,231
	EUR	708,591	GBP	586,077	01/10/25	647
	EUR	405,000	GBP	335,582	03/19/25	1,130
	EUR	1,131,359	PLN	4,832,013	01/10/25	2,834
	EUR	399,684	USD	413,953	01/10/25	228
	GBP	825,024	EUR	995,340	01/10/25	1,315
	GBP	65,208	USD	81,534	03/19/25	51
	HUF	69,762,751	USD	174,936	01/10/25	616
	HUF	303,952,820	USD	761,405	02/24/25	1,734
	NZD	2,589,561	AUD	2,340,000	01/10/25	574
	PLN	5,200,216	EUR	1,190,689	02/05/25	22,343
	SEK	44,677,495	EUR	3,896,534	01/10/25	2,407
	TRY	74,709,593	USD	1,939,467	03/19/25	17,864
	TWD	14,619,771	USD	444,235	02/03/25	222
	USD	625,363	AUD	1,002,713	01/10/25	4,726
	USD	1,480,777	AUD	2,296,389	02/26/25	59,336
	USD	968,105	AUD	1,506,284	03/03/25	35,717
	USD	375,664	AUD	560,207	03/19/25	28,882
	USD	2,232,951	BRL	13,257,827	01/03/25	88,204
	USD	463,205	BRL	2,709,748	01/06/25	25,104
	USD	1,219,725	BRL	7,464,403	02/04/25	19,324
	USD	463,962	BRL	2,860,325	02/26/25	5,822
	USD	2,345,562	CAD	3,350,947	01/10/25	13,527
	USD	1,397,408	CAD	1,975,404	03/19/25	19,112
	USD	3,491,411	CHF	2,995,647	03/19/25	161,090
	USD	88,650	CLP	85,995,309	03/19/25	2,265
	USD	1,446,182	CNH	10,548,750	01/10/25	8,583
	USD	1,688,882	CNH	11,957,283	01/13/25	59,242
	USD	452,560	CNH	3,295,769	01/21/25	3,323
	USD	537,802	CNH	3,917,617	01/23/25	3,785
	USD	690,435	CNH	4,998,057	01/27/25	9,094
	USD	2,115,425	CNH	15,365,786	02/10/25	20,034
	USD	3,963,385	CNH	28,304,548	03/19/25	98,498
	USD	259,732	CNH	1,875,699	06/18/25	2,315
	USD	172,261	COP	748,473,697	01/16/25	2,755
	USD	172,720	COP	750,383,561	01/17/25	2,807
	USD	174,902	COP	767,383,797	01/24/25	1,314
	USD	172,700	COP	757,633,847	01/27/25	1,391
	USD	667,327	COP	2,926,307,037	02/18/25	7,432
	USD	488,690	COP	2,150,222,444	03/19/25	5,860

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	1,837,630	CZK	43,542,348	03/19/25	$45,374
	USD	2,532,592	EUR	2,426,456	01/10/25	18,127
	USD	2,452,862	EUR	2,352,865	01/16/25	14,056
	USD	1,461,087	EUR	1,379,466	01/21/25	30,942
	USD	3,832,669	EUR	3,610,425	01/23/25	89,293
	USD	1,026,382	EUR	942,499	02/03/25	48,769
	USD	2,766,798	EUR	2,592,334	02/12/25	76,855
	USD	10,485,130	EUR	9,949,593	03/19/25	142,637
	USD	130,144	GBP	103,925	01/10/25	52
	USD	2,805,672	GBP	2,208,451	03/19/25	42,566
	USD	627,206	HUF	245,885,532	03/19/25	10,672
	USD	44,320	ILS	157,519	03/19/25	903
	USD	3,041,718	INR	258,721,585	03/19/25	43,033
	USD	435,709	INR	37,424,509	06/18/25	4,682
	USD	740,463	JPY	109,844,004	03/19/25	35,878
	USD	1,010,379	KRW	1,466,447,421	01/06/25	16,943
	USD	333,000	KRW	490,361,935	01/09/25	936
	USD	4,360,258	KRW	6,076,690,911	01/10/25	245,108
	USD	558,377	KRW	805,874,766	01/13/25	12,586
	USD	437,340	KRW	636,111,263	01/21/25	6,417
	USD	459,808	KRW	665,241,632	01/23/25	9,124
	USD	349,147	KRW	513,176,393	02/03/25	1,371
	USD	1,721,056	KRW	2,456,089,046	02/13/25	55,999
	USD	4,833,214	KRW	6,851,605,039	03/12/25	183,139
	USD	1,210,865	KRW	1,726,222,447	03/19/25	38,952
	USD	512,267	MXN	10,388,075	01/10/25	14,995
	USD	842,099	MXN	17,532,507	01/13/25	3,292
	USD	1,191,191	MXN	24,820,840	01/21/25	5,444
	USD	2,386,299	MXN	48,831,706	03/19/25	75,016
	USD	770,114	NOK	8,509,273	03/19/25	22,747
	USD	1,154,900	NZD	2,049,293	01/10/25	8,259
	USD	4,085,270	NZD	7,201,851	01/23/25	55,248
	USD	2,967,437	NZD	5,203,890	02/10/25	54,979
	USD	1,490,074	NZD	2,621,716	02/14/25	22,717
	USD	1,485,516	NZD	2,503,553	03/19/25	83,501
	USD	1,741,085	PLN	6,953,923	03/19/25	62,452
	USD	882,390	SEK	9,480,480	03/19/25	21,798
	USD	1,033,316	SGD	1,401,023	01/10/25	6,966
	USD	1,504,748	SGD	1,970,690	03/12/25	57,521
	USD	1,199,804	THB	40,339,801	03/19/25	10,421
	USD	686,413	TWD	22,381,784	01/02/25	4,342
	USD	1,185,873	TWD	38,413,786	01/06/25	17,376
	USD	3,951,652	TWD	128,117,944	01/07/25	56,246
	USD	431,545	TWD	13,977,754	01/16/25	6,602
	USD	438,856	TWD	14,236,473	01/21/25	6,074
	USD	437,497	TWD	14,267,645	01/24/25	3,784
	USD	3,140,305	TWD	102,939,193	02/20/25	7,900
	USD	2,623,712	TWD	85,593,637	03/12/25	15,589
	USD	652,720	TWD	21,097,553	03/19/25	9,555
	USD	187,609	ZAR	3,384,050	01/10/25	8,454
	USD	283,819	ZAR	5,094,544	02/14/25	14,963
	USD	596,928	ZAR	11,252,100	03/13/25	4,636
	USD	2,601,377	ZAR	46,507,319	03/19/25	154,660

TOTAL						$2,785,275

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	519,200	NZD	574,661	01/10/25	$(178)
	AUD	5,127,775	USD	3,228,166	01/10/25	(54,287)
	AUD	1,064,309	USD	719,473	02/26/25	(60,677)
	AUD	914,894	USD	625,330	03/03/25	(59,012)
	AUD	1,014,344	USD	643,804	03/13/25	(15,910)
	AUD	2,415,319	USD	1,555,064	03/19/25	(59,922)
	BRL	13,218,001	USD	2,172,384	01/03/25	(34,080)
	BRL	3,660,322	USD	624,319	01/06/25	(32,534)
	BRL	2,570,533	USD	419,854	02/04/25	(6,470)
	BRL	3,610,590	USD	612,172	02/26/25	(33,861)
	BRL	717,384	USD	116,282	03/19/25	(1,730)
	CAD	1,528,776	USD	1,108,835	03/19/25	(42,164)
	CHF	3,977,454	EUR	4,268,138	01/10/25	(35,315)
	CHF	378,539	EUR	410,232	03/19/25	(5,602)
	CHF	2,157,699	USD	2,469,050	03/19/25	(70,293)
	CHF	210,488	USD	241,961	06/18/25	(5,461)
	CLP	184,345,597	USD	203,818	03/19/25	(18,636)
	CNH	6,892,929	USD	940,376	01/10/25	(999)
	CNH	10,081,192	USD	1,400,166	01/13/25	(26,215)
	CNH	9,930,463	USD	1,379,231	01/21/25	(25,639)
	CNH	9,899,683	USD	1,376,773	01/23/25	(27,330)
	CNH	4,270,285	USD	593,342	01/27/25	(11,213)
	CNH	8,591,825	USD	1,200,261	02/10/25	(28,616)
	CNH	3,642,767	USD	503,980	02/28/25	(6,939)
	CNH	6,805,265	USD	936,719	03/18/25	(7,520)
	CNH	13,136,129	USD	1,814,924	03/19/25	(21,232)
	CNH	7,917,753	USD	1,091,803	04/22/25	(8,808)
	CNH	5,173,301	USD	714,248	05/19/25	(5,522)
	COP	751,746,655	USD	172,261	01/16/25	(2,014)
	COP	763,140,532	USD	175,153	01/21/25	(2,450)
	COP	769,657,527	USD	174,902	01/24/25	(800)
	COP	768,869,550	USD	173,913	02/03/25	(204)
	COP	2,552,934,246	USD	582,862	03/17/25	(9,438)
	COP	214,935,113	USD	50,060	03/19/25	(1,797)
	CZK	14,871,720	EUR	592,027	02/24/25	(2,776)
	CZK	22,913,688	USD	1,009,015	03/19/25	(65,860)
	EUR	1,048,169	CHF	987,773	01/10/25	(3,451)
	EUR	83,568	CZK	2,116,455	02/24/25	(317)
	EUR	3,506,553	GBP	2,914,491	01/10/25	(14,589)
	EUR	4,753,328	SEK	54,715,759	01/10/25	(22,315)
	EUR	5,876,283	USD	6,130,161	01/10/25	(40,744)
	EUR	1,860,706	USD	1,950,206	01/16/25	(21,536)
	EUR	599,206	USD	655,532	01/21/25	(34,311)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	EUR	1,757,034	USD	1,915,425	01/23/25	$(93,689)
	EUR	1,881,359	USD	1,963,198	02/05/25	(11,582)
	EUR	1,629,007	USD	1,764,052	02/12/25	(73,708)
	EUR	2,270,193	USD	2,397,324	02/28/25	(39,842)
	EUR	2,072,883	USD	2,265,824	03/19/25	(111,085)
	GBP	3,279,583	EUR	3,967,553	01/10/25	(6,110)
	GBP	850,780	USD	1,076,259	03/19/25	(11,805)
	HUF	96,988,248	USD	247,645	01/10/25	(3,582)
	HUF	300,852,288	USD	779,713	02/13/25	(23,953)
	HUF	234,701,150	USD	625,288	03/19/25	(36,798)
	ILS	10,432,366	USD	2,923,465	03/19/25	(47,936)
	INR	109,440,903	USD	1,287,000	01/13/25	(10,625)
	INR	157,513,227	USD	1,850,750	03/19/25	(25,109)
	JPY	310,863,844	USD	2,066,976	03/19/25	(72,968)
	KRW	1,464,175,068	USD	1,033,832	01/06/25	(41,933)
	KRW	489,274,199	USD	345,557	01/09/25	(14,230)
	KRW	4,650,381,770	USD	3,259,004	01/10/25	(109,752)
	KRW	1,114,743,340	USD	780,390	01/13/25	(25,413)
	KRW	1,525,159,391	USD	1,051,299	01/21/25	(18,107)
	KRW	31,847,113	USD	21,867	01/23/25	(291)
	KRW	915,254,260	USD	629,690	01/27/25	(9,551)
	KRW	1,531,114,936	USD	1,041,379	01/31/25	(3,863)
	KRW	513,979,431	USD	349,147	02/03/25	(827)
	KRW	2,252,842,415	USD	1,619,818	02/13/25	(92,548)
	KRW	184,132,407	USD	138,597	03/12/25	(13,629)
	KRW	405,859,354	USD	306,468	03/19/25	(30,935)
	MXN	14,011,422	USD	687,475	01/10/25	(16,756)
	MXN	14,475,893	USD	712,672	01/13/25	(20,104)
	MXN	25,590,362	USD	1,227,532	01/21/25	(5,024)
	MXN	27,365,829	USD	1,305,310	02/28/25	(5,796)
	MXN	32,817,821	USD	1,599,725	03/19/25	(46,406)
	NOK	20,136,869	USD	1,807,306	03/19/25	(38,690)
	NZD	4,483,644	AUD	4,062,637	01/10/25	(5,870)
	NZD	1,312,195	AUD	1,193,000	03/18/25	(3,667)
	NZD	12,706,927	USD	7,237,702	01/10/25	(127,800)
	NZD	1,641,160	USD	986,710	01/23/25	(68,348)
	NZD	1,859,541	USD	1,106,985	02/10/25	(66,257)
	NZD	1,013,667	USD	602,118	02/14/25	(34,775)
	NZD	2,253,252	USD	1,275,341	02/24/25	(14,074)
	NZD	451,914	USD	261,399	03/19/25	(8,322)
	NZD	3,040,789	USD	1,718,046	03/24/25	(14,996)
	PLN	6,969,684	USD	1,702,974	03/19/25	(20,536)
	SEK	31,296,221	EUR	2,735,411	01/10/25	(4,450)
	SEK	18,238,144	USD	1,682,275	03/19/25	(26,705)
	SGD	205,019	USD	150,614	01/10/25	(422)
	SGD	1,869,561	USD	1,445,350	03/12/25	(72,389)
	SGD	2,169,862	USD	1,635,348	03/19/25	(41,386)
	TWD	22,381,784	USD	686,296	01/02/25	(4,226)
	TWD	38,408,791	USD	1,182,477	01/06/25	(14,132)
	TWD	36,876,501	USD	1,142,592	01/07/25	(21,368)
	TWD	14,006,683	USD	432,826	01/10/25	(6,971)
	TWD	14,066,402	USD	432,999	01/13/25	(5,344)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	TWD	14,002,784	USD	431,545	01/16/25	$(5,841)
	TWD	14,248,380	USD	438,695	01/21/25	(5,552)
	TWD	14,305,397	USD	437,340	01/23/25	(2,474)
	TWD	25,731,018	USD	785,205	01/24/25	(3,024)
	TWD	62,545,839	USD	1,935,804	02/20/25	(32,555)
	TWD	52,077,857	USD	1,589,678	02/27/25	(4,353)
	TWD	7,163,262	USD	227,694	03/12/25	(9,423)
	TWD	21,181,236	USD	670,381	03/19/25	(24,664)
	USD	153,034	BRL	948,263	01/06/25	(277)
	USD	175,100	BRL	1,090,346	02/04/25	(246)
	USD	85,707	BRL	536,768	03/19/25	(4)
	USD	254,000	CAD	365,828	01/10/25	(592)
	USD	390,972	CAD	561,192	03/19/25	(588)
	USD	124,004	CNH	909,008	03/19/25	(118)
	USD	1,500,695	HUF	598,777,109	02/13/25	(3,472)
	USD	221,155	ILS	818,612	03/19/25	(4,484)
	USD	100,345	JPY	15,655,586	03/19/25	(76)
	USD	945,072	NOK	10,810,930	03/19/25	(4,449)
	USD	1,790,504	TRY	68,918,988	03/19/25	(15,117)
	ZAR	6,444,574	USD	350,253	01/10/25	(9,072)
	ZAR	8,869,736	USD	486,546	02/14/25	(18,461)
	ZAR	10,511,130	USD	583,952	03/13/25	(30,663)

TOTAL						$(2,728,957)

FUTURES CONTRACTS — At December 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	2	03/20/25	$217,500	$672
2 Year U.S. Treasury Notes	151	03/31/25	31,047,016	9,959
20 Year U.S. Treasury Bonds	85	03/20/25	9,676,719	(301,822)
5 Year U.S. Treasury Notes	28	03/31/25	2,976,531	1,017
Ultra 10-Year U.S. Treasury Notes	12	03/20/25	1,335,750	(42,398)

Total				$(332,572)

Short position contracts:
Ultra Long U.S. Treasury Bonds	(12)	03/20/25	(1,426,875)	41,891

TOTAL FUTURES CONTRACTS				$(290,681)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

13.750%(b)	1M BID Average(b)	01/04/27	BRL	7,290	$34,989	$15,214	$19,775
Mexico Interbank TIIE 28 Days(c)	9.000%(c)	03/17/27	MXN	86,760	(2,673)	16,375	(19,048)
3M CNRR(d)	1.500(d)	03/19/27	CNY	11,500	4,917	1,616	3,301
7.750(d)	12M CPIBR(d)	03/19/27	COP	4,235,270	10,399	(7,124)	17,523
3.000(e)	12M SOFR(e)	03/19/27		$170	3,367	3,558	(191)
12M THOR(d)	2.000(d)	03/19/27	THB	60,470	4,778	7,132	(2,354)
7.250(d)	3M JIBAR(d)	03/19/27	ZAR	84,470	4,983	(49,277)	54,260
3.000(d)	3M KWCDC(d)	03/19/27	KRW	3,673,070	(17,550)	(19,846)	2,296
4.500(e)	3M TELBOR(d)	03/19/27	ILS	35,390	(66,542)	(88,887)	22,345
12M CLICP(f)	4.750(f)	03/19/27	CLP	310,960	(1,629)	(251)	(1,378)
6M WIBOR(f)	4.750(e)	03/19/27	PLN	19,040	(29,372)	(19,332)	(10,040)
6.5(e)	6M BUBOR(f)	03/19/27	HUF	1,038,620	896	(12,120)	13,016
3.000(e)	6M EURO(f)	03/19/27	EUR	3,420	(61,127)	(70,140)	9,013
3.500(e)	6M PRIBOR(f)	03/19/27	CZK	136,280	13,472	19,933	(6,461)
13.250(b)	1M BID Average(b)	01/02/30	BRL	8,450	74,495	25,409	49,086
5.000(f)	12M CLICP(f)	03/19/30	CLP	1,245,500	16,078	(7,001)	23,079
3.750(e)	12M SOFR(e)	03/19/30		$4,480	54,527	4,996	49,531
2.000(d)	12M THOR(d)	03/19/30	THB	91,450	(3,330)	(13,492)	10,162
6M PRIBOR(f)	3.500(e)	03/19/30	CZK	70,880	(21,889)	3,617	(25,506)
6M BUBOR(f)	6.500(e)	03/19/30	HUF	390,800	(4,967)	10,506	(15,473)
2.750(e)	6M EURO(f)	03/19/30	EUR	4,450	(116,029)	(155,188)	39,159
12M CPIBR(d)	8.250(d)	03/19/30	COP	5,042,000	(22,607)	24,892	(47,499)
3.250(e)	12M SOFR(e)	03/19/32		$490	23,271	18,600	4,671
2.750(e)	6M EURO(f)	03/19/32	EUR	810	(25,558)	(32,050)	6,492
Mexico Interbank TIIE 28 Days(c)	9.000(c)	03/07/35	MXN	42,960	(48,938)	11,849	(60,787)
5.250(f)	12M CLICP(f)	03/19/35	CLP	82,920	1,715	(926)	2,641
3.250(e)	12M SOFR(e)	03/19/35		$2,860	189,577	146,446	43,131
6M EURO(f)	2.750(e)	03/19/35	EUR	1,760	64,893	97,255	(32,362)
6M PRIBOR(f)	3.750(e)	03/19/35	CZK	6,540	(1,404)	3,321	(4,725)
3.000(d)	3M KWCDC(d)	03/19/35	KRW	2,028,940	(28,700)	(54,796)	26,096
6.75(e)	6M BUBOR(f)	03/19/35	HUF	50,170	895	(2,129)	3,024
5.000(e)	6M WIBOR(f)	03/19/35	PLN	1,650	4,522	5,367	(845)
12M CPIBR(d)	8.500(d)	03/19/35	COP	2,121,610	(23,644)	11,961	(35,605)
3M JIBAR(d)	9.000(d)	03/19/35	ZAR	7,980	4,527	11,459	(6,932)
2.750(e)	6M EURO(f)	03/19/40	EUR	1,480	(65,216)	(94,726)	29,510

TOTAL					$(28,874)	$(187,779)	$158,905

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2024.
(b)	Payments made at maturity.
(c)	Payments made monthly.
(d)	Payments made quarterly.
(e)	Payments made annually.
(f)	Payments made semi-annually.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2024(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Republic of Pakistan, 6.875%, 12/05/2027	1.000%	13.551%	Barclays Bank PLC	03/20/25	$870	$(22,851)	$(15,818)	$(7,033)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2024(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.5%, 10/28/2027	(1.000)%	0.658%	12/20/29	$2,000	$(31,128)	$(33,904)	$2,776
Republic of Colombia, 10.375%, 1/28/2033	(1.000)	2.146	12/20/29	2,570	126,618	113,914	12,704

TOTAL					$95,490	$80,010	$15,480

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2024, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
3M IRS	MS & Co. Int. PLC	3.500%	02/24/2025	1,660,000	$1,660,000	$1,753	$5,876	$(4,123)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put BRL	Barclays Bank PLC	$6.075	01/02/2025	2,382,000	$2,382,000	$42,245	$32,705	$9,540
Call USD/Put KRW	Barclays Bank PLC	1,504.000	03/10/2025	3,386,000	3,386,000	31,425	33,485	(2,060)
Call USD/Put ZAR	Barclays Bank PLC	18.340	03/11/2025	1,711,000	1,711,000	72,165	29,977	42,188
Call USD/Put CNY	BNP Paribas SA	7.470	05/15/2025	3,449,000	3,449,000	26,899	24,505	2,394
Call USD/Put COP	BofA Securities LLC	4,450.000	03/13/2025	1,705,000	1,705,000	37,094	33,817	3,277
Call USD/Put HUF	BofA Securities LLC	392.000	02/11/2025	2,397,000	2,397,000	55,610	39,555	16,055
Call USD/Put KRW	BofA Securities LLC	1,373.100	01/08/2025	6,471,000	6,471,000	454,737	66,114	388,623
Call USD/Put KRW	BofA Securities LLC	1,411.000	02/11/2025	4,793,000	4,793,000	213,025	57,775	155,250
Call USD/Put KRW	BofA Securities LLC	1,460.000	02/11/2025	3,408,000	3,408,000	62,046	43,009	19,037
Call USD/Put KRW	BofA Securities LLC	1,374.500	03/10/2025	6,488,000	6,488,000	437,972	81,392	356,580
Call USD/Put SGD	BofA Securities LLC	1.326	03/10/2025	3,244,000	3,244,000	90,242	18,166	72,076
Call USD/Put TWD	BofA Securities LLC	32.300	01/03/2025	6,508,000	6,508,000	100,926	56,776	44,150
Call USD/Put ZAR	BofA Securities LLC	18.750	02/12/2025	1,598,000	1,598,000	35,432	28,913	6,519
Call USD/Put HUF	Citibank NA	406.800	02/20/2025	2,566,000	2,566,000	24,382	30,600	(6,218)
Call USD/Put TWD	Citibank NA	32.650	01/03/2025	6,391,000	6,391,000	33,776	38,698	(4,922)
Call USD/Put MXN	Deutsche Bank AG (London)	20.540	01/09/2025	1,590,000	1,590,000	28,428	32,204	(3,776)
Call USD/Put TWD	Deutsche Bank AG (London)	32.300	03/10/2025	6,488,000	6,488,000	131,946	70,563	61,383
Call USD/Put TWD	Deutsche Bank AG (London)	32.950	03/10/2025	5,131,000	5,131,000	45,199	41,489	3,710
Call USD/Put CNY	HSBC Bank PLC	7.390	01/09/2025	3,213,000	3,213,000	3,379	17,977	(14,598)
Call USD/Put CNY	HSBC Bank PLC	7.390	03/14/2025	3,449,000	3,449,000	26,437	21,805	4,632
Call USD/Put TWD	HSBC Bank PLC	32.630	02/18/2025	5,066,000	5,066,000	63,350	47,539	15,811
Call EUR/Put CZK	JPMorgan Securities, Inc.	25.540	02/04/2025	1,496,000	1,496,000	1,466	13,817	(12,351)
Call EUR/Put CZK	JPMorgan Securities, Inc.	25.200	02/20/2025	1,476,000	1,476,000	8,470	16,082	(7,612)
Call EUR/Put CZK	JPMorgan Securities, Inc.	25.600	02/20/2025	2,928,000	2,928,000	4,101	17,955	(13,854)
Call USD/Put BRL	JPMorgan Securities, Inc.	6.350	02/24/2025	1,701,000	1,701,000	32,423	33,290	(867)
Call USD/Put CNY	JPMorgan Securities, Inc.	7.387	01/17/2025	3,221,000	3,221,000	7,331	17,732	(10,401)
Call USD/Put CNY	JPMorgan Securities, Inc.	7.383	01/21/2025	3,213,000	3,213,000	8,932	18,770	(9,838)
Call USD/Put CNY	JPMorgan Securities, Inc.	7.210	02/06/2025	3,159,000	3,159,000	60,969	28,968	32,001
Call USD/Put CNY	JPMorgan Securities, Inc.	7.326	02/26/2025	1,698,000	1,698,000	17,072	11,512	5,560
Call USD/Put BRL	MS & Co. Int PLC	6.000	02/24/2025	1,692,000	1,692,000	82,499	36,075	46,424
Call USD/Put CNY	MS & Co. Int PLC	7.314	02/06/2025	3,384,000	3,384,000	30,794	20,845	9,949
Call USD/Put CNY	Standard Chartered Bank	7.360	04/16/2025	3,445,000	3,445,000	38,615	31,697	6,918

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Call USD/Put INR	Standard Chartered Bank	$86.450	06/13/2025	1,700,000	$1,700,000	$20,864	$12,439	$8,425
Call USD/Put KRW	Standard Chartered Bank	1,420.000	03/10/2025	3,195,000	3,195,000	126,947	40,535	86,412
Call USD/Put TWD	Standard Chartered Bank	33.150	02/25/2025	5,079,000	5,079,000	28,666	26,416	2,250
Call EUR/Put PLN	UBS AG (London)	4.373	02/03/2025	2,991,000	2,991,000	3,681	40,561	(36,880)
Call USD/Put MXN	UBS AG (London)	21.170	01/16/2025	3,551,000	3,551,000	18,842	68,073	(49,231)
Call USD/Put MXN	UBS AG (London)	21.340	02/26/2025	3,822,000	3,822,000	57,227	84,275	(27,048)
Call USD/Put ZAR	UBS AG (London)	19.310	03/11/2025	1,693,000	1,693,000	25,999	24,051	1,948

				130,878,000	$130,878,000	$2,591,613	$1,390,157	$1,201,456

Puts
Put AUD/Call USD	Barclays Bank PLC	0.644	02/24/2025	2,381,000	2,381,000	64,633	19,016	45,617
Put EUR/Call USD	Barclays Bank PLC	1.089	01/21/2025	1,472,000	1,472,000	76,288	20,452	55,836
Put NZD/Call USD	Barclays Bank PLC	0.572	01/21/2025	8,838,000	8,838,000	123,137	39,782	83,355
Put NZD/Call USD	Barclays Bank PLC	0.588	02/12/2025	2,682,000	2,682,000	76,980	23,516	53,464
Put EUR/Call USD	BNP Paribas SA	1.040	02/26/2025	4,841,644	4,841,644	68,533	48,723	19,810
Put NZD/Call USD	BNP Paribas SA	0.554	03/20/2025	8,970,000	8,970,000	79,888	65,894	13,994
Put USD/Call CNY	BNP Paribas SA	7.020	01/09/2025	3,213,000	3,213,000	16	37,431	(37,415)
Put AUD/Call USD	BofA Securities LLC	0.646	02/27/2025	3,657,000	3,657,000	104,624	33,937	70,687
Put EUR/Call USD	BofA Securities LLC	1.088	01/17/2025	1,480,000	1,480,000	76,075	17,174	58,901
Put EUR/Call USD	BofA Securities LLC	1.045	01/17/2025	1,490,000	1,490,000	18,206	14,647	3,559
Put EUR/Call USD	BofA Securities LLC	1.047	02/26/2025	1,610,070	1,610,070	28,899	19,997	8,902
Put NZD/Call USD	BofA Securities LLC	0.589	01/21/2025	5,299,000	5,299,000	156,535	32,577	123,958
Put NZD/Call USD	BofA Securities LLC	0.578	01/21/2025	5,770,000	5,770,000	110,228	40,322	69,906
Put NZD/Call USD	BofA Securities LLC	0.560	02/20/2025	5,980,000	5,980,000	56,645	41,747	14,898
Put AUD/Call USD	Citibank NA	0.625	02/27/2025	4,029,000	4,029,000	55,174	29,827	25,347
Put NZD/Call USD	Citibank NA	0.574	02/06/2025	5,835,000	5,835,000	98,877	32,233	66,644
Put EUR/Call USD	Deutsche Bank AG (London)	1.068	01/21/2025	4,444,000	4,444,000	139,425	33,384	106,041
Put AUD/Call USD	JPMorgan Securities, Inc.	0.673	02/24/2025	2,436,000	2,436,000	131,224	39,239	91,985
Put EUR/Call USD	JPMorgan Securities, Inc.	1.043	01/14/2025	4,876,000	4,876,000	47,230	33,336	13,894
Put EUR/Call USD	JPMorgan Securities, Inc.	1.075	02/10/2025	4,402,000	4,402,000	167,792	48,763	119,029
Put GBP/Call USD	JPMorgan Securities, Inc.	1.258	01/20/2025	2,668,000	2,668,000	32,873	29,955	2,918
Put NZD/Call USD	JPMorgan Securities, Inc.	0.588	02/06/2025	5,266,000	5,266,000	152,425	43,501	108,924
Put EUR/Call USD	Standard Chartered Bank	1.037	02/03/2025	4,900,000	4,900,000	49,767	44,570	5,197

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts (continued)
Put USD/Call KRW	Standard Chartered Bank	$1,325.800	03/10/2025	3,244,000	$3,244,000	$184	$14,098	$(13,914)
Put USD/Call SGD	Standard Chartered Bank	1.263	03/10/2025	3,244,000	3,244,000	52	7,007	(6,955)
Put AUD/Call USD	UBS AG (London)	0.628	03/11/2025	2,686,000	2,686,000	43,941	25,465	18,476

				105,713,714	$105,713,714	$1,959,651	$836,593	$1,123,058

Total purchased option contracts				236,591,714	$236,591,714	$4,551,264	$2,226,750	$2,324,514

Written option contracts
Calls
Call EUR/Put CHF	Barclays Bank PLC	0.930	01/03/2025	(1,451,000)	(1,451,000)	(15,953)	(11,311)	(4,642)
Call EUR/Put CHF	Barclays Bank PLC	0.938	01/29/2025	(1,464,000)	(1,464,000)	(9,038)	(9,036)	(2)
Call EUR/Put GBP	Barclays Bank PLC	0.827	01/14/2025	(1,463,000)	(1,463,000)	(5,594)	(7,350)	1,756
Call EUR/Put GBP	Barclays Bank PLC	0.831	01/15/2025	(1,461,000)	(1,461,000)	(2,903)	(7,637)	4,734
Call USD/Put KRW	Barclays Bank PLC	1,374.500	03/10/2025	(3,244,000)	(3,244,000)	(218,986)	(100,570)	(118,416)
Call USD/Put ZAR	Barclays Bank PLC	18.750	02/12/2025	(1,598,000)	(1,598,000)	(35,432)	(11,170)	(24,262)
Call USD/Put CNY	BNP Paribas SA	7.390	01/09/2025	(3,213,000)	(3,213,000)	(3,380)	(11,469)	8,089
Call USD/Put CNY	BNP Paribas SA	7.383	01/21/2025	(3,213,000)	(3,213,000)	(8,932)	(6,002)	(2,930)
Call USD/Put SGD	BNP Paribas SA	1.326	03/10/2025	(3,244,000)	(3,244,000)	(90,242)	(23,876)	(66,366)
Call AUD/Put NZD	BofA Securities LLC	1.098	01/07/2025	(2,389,000)	(2,389,000)	(12,038)	(7,584)	(4,454)
Call EUR/Put CHF	BofA Securities LLC	0.931	01/14/2025	(1,463,000)	(1,463,000)	(15,127)	(8,338)	(6,789)
Call USD/Put KRW	BofA Securities LLC	1,334.700	01/08/2025	(3,236,000)	(3,236,000)	(311,433)	(68,373)	(243,060)
Call USD/Put KRW	BofA Securities LLC	1,373.100	01/08/2025	(4,853,250)	(4,853,250)	(341,052)	(106,660)	(234,392)
Call USD/Put KRW	BofA Securities LLC	1,411.000	02/11/2025	(3,193,430)	(3,193,430)	(141,932)	(87,037)	(54,895)
Call USD/Put KRW	BofA Securities LLC	1,325.800	03/10/2025	(3,244,000)	(3,244,000)	(323,482)	(82,072)	(241,410)
Call USD/Put KRW	BofA Securities LLC	1,420.000	03/10/2025	(3,195,000)	(3,195,000)	(126,947)	(49,523)	(77,424)
Call USD/Put SGD	BofA Securities LLC	1.340	01/09/2025	(1,540,000)	(1,540,000)	(28,271)	(9,145)	(19,126)
Call USD/Put TWD	BofA Securities LLC	31.620	01/03/2025	(3,254,000)	(3,254,000)	(117,775)	(55,940)	(61,835)
Call AUD/Put NZD	Citibank NA	1.103	01/03/2025	(2,360,000)	(2,360,000)	(5,056)	(8,323)	3,267
Call AUD/Put NZD	Citibank NA	1.103	01/29/2025	(2,451,000)	(2,451,000)	(10,163)	(7,827)	(2,336)
Call EUR/Put SEK	Citibank NA	11.490	01/14/2025	(1,463,000)	(1,463,000)	(3,916)	(8,709)	4,793
Call USD/Put HUF	Citibank NA	392.000	02/11/2025	(2,397,000)	(2,397,000)	(55,610)	(63,688)	8,078
Call USD/Put TWD	Citibank NA	32.300	01/03/2025	(6,508,000)	(6,508,000)	(100,926)	(70,286)	(30,640)
Call EUR/Put CHF	Deutsche Bank AG (London)	0.937	01/15/2025	(1,461,000)	(1,461,000)	(8,127)	(9,071)	944
Call USD/Put TWD	Deutsche Bank AG (London)	31.400	03/10/2025	(3,244,000)	(3,244,000)	(140,923)	(70,674)	(70,249)
Call USD/Put TWD	Deutsche Bank AG (London)	32.300	03/10/2025	(6,488,000)	(6,488,000)	(131,946)	(116,453)	(15,493)
Call EUR/Put CZK	HSBC Bank PLC	25.600	02/20/2025	(2,928,000)	(2,928,000)	(4,101)	(4,161)	60
Call USD/Put CNY	HSBC Bank PLC	7.387	01/17/2025	(3,221,000)	(3,221,000)	(7,331)	(4,461)	(2,870)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
Call USD/Put TWD	HSBC Bank PLC	$32.650	01/03/2025	(6,391,000)	$(6,391,000)	$(33,776)	$(40,807)	$7,031
Call AUD/Put NZD	JPMorgan Securities, Inc.	1.107	01/21/2025	(2,441,000)	(2,441,000)	(5,965)	(7,100)	1,135
Call EUR/Put CZK	JPMorgan Securities, Inc.	25.200	02/20/2025	(1,476,000)	(1,476,000)	(8,470)	(18,900)	10,430
Call EUR/Put GBP	JPMorgan Securities, Inc.	0.829	01/03/2025	(1,454,000)	(1,454,000)	(1,128)	(8,620)	7,492
Call EUR/Put SEK	JPMorgan Securities, Inc.	11.510	01/03/2025	(1,451,000)	(1,451,000)	(337)	(10,327)	9,990
Call EUR/Put SEK	JPMorgan Securities, Inc.	11.500	01/07/2025	(1,459,000)	(1,459,000)	(1,517)	(9,341)	7,824
Call USD/Put BRL	JPMorgan Securities, Inc.	6.000	02/24/2025	(1,692,000)	(1,692,000)	(82,499)	(74,531)	(7,968)
Call USD/Put BRL	MS & Co. Int PLC	6.075	01/02/2025	(2,382,000)	(2,382,000)	(42,245)	(14,697)	(27,548)
Call USD/Put CNY	MS & Co. Int PLC	7.210	02/06/2025	(3,159,000)	(3,159,000)	(60,969)	(39,702)	(21,267)
Call USD/Put KRW	MS & Co. Int PLC	1,411.000	02/11/2025	(1,599,570)	(1,599,570)	(71,093)	(34,295)	(36,798)
Call USD/Put CNY	Standard Chartered Bank	7.314	02/06/2025	(3,384,000)	(3,384,000)	(30,794)	(21,647)	(9,147)
Call USD/Put KRW	Standard Chartered Bank	1,373.100	01/08/2025	(1,617,750)	(1,617,750)	(113,684)	(38,049)	(75,635)
Call USD/Put KRW	Standard Chartered Bank	1,374.500	03/10/2025	(3,244,000)	(3,244,000)	(218,986)	(86,650)	(132,336)
Call USD/Put TWD	Standard Chartered Bank	32.630	02/18/2025	(5,066,000)	(5,066,000)	(63,350)	(60,133)	(3,217)
Call EUR/Put GBP	UBS AG (London)	0.829	01/07/2025	(1,459,000)	(1,459,000)	(2,271)	(8,038)	5,767
Call EUR/Put SEK	UBS AG (London)	11.450	01/23/2025	(1,470,000)	(1,470,000)	(8,265)	(9,176)	911
Call USD/Put CAD	UBS AG (London)	1.413	01/10/2025	(1,540,000)	(1,540,000)	(26,237)	(10,126)	(16,111)
Call USD/Put MXN	UBS AG (London)	20.540	01/09/2025	(1,590,000)	(1,590,000)	(28,428)	(47,875)	19,447
Call USD/Put MXN	UBS AG (London)	21.170	01/16/2025	(3,551,000)	(3,551,000)	(18,842)	(52,981)	34,139
Call USD/Put ZAR	UBS AG (London)	18.340	03/11/2025	(1,711,000)	(1,711,000)	(72,165)	(65,292)	(6,873)

				(127,377,000)	$(127,377,000)	$(3,167,637)	$(1,685,033)	$(1,482,604)

Puts
Put AUD/Call USD	Barclays Bank PLC	0.673	02/24/2025	(2,436,000)	(2,436,000)	(131,224)	(48,348)	(82,876)
Put EUR/Call CHF	Barclays Bank PLC	0.930	01/03/2025	(1,451,000)	(1,451,000)	(23)	(11,311)	11,288
Put EUR/Call CHF	Barclays Bank PLC	0.938	01/29/2025	(1,464,000)	(1,464,000)	(8,535)	(9,036)	501
Put EUR/Call GBP	Barclays Bank PLC	0.827	01/14/2025	(1,463,000)	(1,463,000)	(3,998)	(7,350)	3,352
Put EUR/Call GBP	Barclays Bank PLC	0.831	01/15/2025	(1,461,000)	(1,461,000)	(8,538)	(7,637)	(901)
Put NZD/Call USD	Barclays Bank PLC	0.578	01/21/2025	(5,770,000)	(5,770,000)	(110,228)	(39,707)	(70,521)
Put EUR/Call USD	BNP Paribas SA	1.068	01/21/2025	(4,444,000)	(4,444,000)	(139,425)	(89,685)	(49,740)
Put EUR/Call USD	BNP Paribas SA	1.075	02/10/2025	(4,402,000)	(4,402,000)	(167,792)	(83,824)	(83,968)
Put NZD/Call USD	BNP Paribas SA	0.572	01/21/2025	(8,838,000)	(8,838,000)	(123,137)	(96,786)	(26,351)
Put AUD/Call NZD	BofA Securities LLC	1.098	01/07/2025	(2,389,000)	(2,389,000)	(228)	(7,584)	7,356
Put EUR/Call CHF	BofA Securities LLC	0.931	01/14/2025	(1,463,000)	(1,463,000)	(1,673)	(8,338)	6,665
Put EUR/Call USD	BofA Securities LLC	1.088	01/17/2025	(1,480,000)	(1,480,000)	(76,075)	(33,198)	(42,877)
Put EUR/Call USD	BofA Securities LLC	1.045	01/17/2025	(1,490,000)	(1,490,000)	(18,206)	(12,980)	(5,226)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
Put NZD/Call USD	BofA Securities LLC	$0.589	01/21/2025	(5,299,000)	$(5,299,000)	$(156,535)	$(65,300)	$(91,235)
Put NZD/Call USD	BofA Securities LLC	0.574	02/06/2025	(5,835,000)	(5,835,000)	(98,877)	(74,848)	(24,029)
Put NZD/Call USD	BofA Securities LLC	0.588	02/12/2025	(2,682,000)	(2,682,000)	(76,980)	(35,238)	(41,742)
Put USD/Call SGD	BofA Securities LLC	1.340	01/09/2025	(1,540,000)	(1,540,000)	(29)	(9,144)	9,115
Put USD/Call SGD	BofA Securities LLC	1.263	03/10/2025	(3,244,000)	(3,244,000)	(52)	(16,885)	16,833
Put AUD/Call NZD	Citibank NA	1.103	01/03/2025	(2,360,000)	(2,360,000)	(631)	(8,323)	7,692
Put AUD/Call NZD	Citibank NA	1.103	01/29/2025	(2,451,000)	(2,451,000)	(5,757)	(7,827)	2,070
Put AUD/Call USD	Citibank NA	0.646	02/27/2025	(3,657,000)	(3,657,000)	(104,624)	(63,387)	(41,237)
Put EUR/Call SEK	Citibank NA	11.490	01/14/2025	(1,463,000)	(1,463,000)	(8,130)	(8,709)	579
Put NZD/Call USD	Citibank NA	0.588	02/06/2025	(5,266,000)	(5,266,000)	(152,425)	(62,790)	(89,635)
Put EUR/Call CHF	Deutsche Bank AG (London)	0.937	01/15/2025	(1,461,000)	(1,461,000)	(4,454)	(9,071)	4,617
Put EUR/Call USD	Deutsche Bank AG (London)	1.089	01/21/2025	(1,472,000)	(1,472,000)	(76,287)	(20,934)	(55,353)
Put EUR/Call USD	Deutsche Bank AG (London)	1.085	01/30/2025	(2,209,000)	(2,209,000)	(106,206)	(30,228)	(75,978)
Put USD/Call CNY	HSBC Bank PLC	7.020	01/09/2025	(3,213,000)	(3,213,000)	(16)	(16,866)	16,850
Put AUD/Call NZD	JPMorgan Securities, Inc.	1.107	01/21/2025	(2,441,000)	(2,441,000)	(6,269)	(7,100)	831
Put EUR/Call GBP	JPMorgan Securities, Inc.	0.829	01/03/2025	(1,454,000)	(1,454,000)	(2,923)	(8,620)	5,697
Put EUR/Call SEK	JPMorgan Securities, Inc.	11.510	01/03/2025	(1,451,000)	(1,451,000)	(6,965)	(10,327)	3,362
Put EUR/Call SEK	JPMorgan Securities, Inc.	11.500	01/07/2025	(1,459,000)	(1,459,000)	(6,884)	(9,341)	2,457
Put GBP/Call USD	JPMorgan Securities, Inc.	1.234	01/20/2025	(2,668,000)	(2,668,000)	(8,050)	(12,734)	4,684
Put USD/Call CNY	JPMorgan Securities, Inc.	7.022	01/17/2025	(3,221,000)	(3,221,000)	(187)	(17,059)	16,872
Put USD/Call CNY	JPMorgan Securities, Inc.	7.010	01/21/2025	(3,213,000)	(3,213,000)	(241)	(17,514)	17,273
Put EUR/Call USD	Standard Chartered Bank	1.043	01/14/2025	(4,876,000)	(4,876,000)	(47,230)	(40,858)	(6,372)
Put AUD/Call USD	UBS AG (London)	0.644	02/24/2025	(2,381,000)	(2,381,000)	(64,633)	(39,433)	(25,200)
Put EUR/Call GBP	UBS AG (London)	0.829	01/07/2025	(1,459,000)	(1,459,000)	(3,923)	(8,037)	4,114
Put EUR/Call SEK	UBS AG (London)	11.450	01/23/2025	(1,470,000)	(1,470,000)	(7,441)	(9,176)	1,735
Put USD/Call CAD	UBS AG (London)	1.413	01/10/2025	(1,540,000)	(1,540,000)	(519)	(10,126)	9,607

				(108,336,000)	$(108,336,000)	$(1,735,350)	$(1,075,659)	$(659,691)

Total written option contracts				(235,713,000)	$(235,713,000)	$(4,902,987)	$(2,760,692)	$(2,142,295)

TOTAL				878,714	$878,714	$(351,723)	$(533,942)	$182,219

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombia Peso
CZK	— Czech Republic Koruna
DOP	— Dominican Republic Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thailand Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
LLC	— Limited Liability Company
NR	— Not Rated
PIK	— Payment in kind
PLC	— Public Limited Company
WR	— Withdrawn Rating

Abbreviations:
1M BID Avg	— 1 Month Brazilian Interbank Deposit Average
3M IRS	— 3 Months Interest Rate Swaptions
BofA Securities LLC	— Bank of America Securities LLC
BUBOR	— Budapest Interbank Offered Rate
CHF	— Swiss Franc
CLICP	— Sinacofi Chile Interbank Rate
CNRR	— China Fixing Repo Rate
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
KWCDC	— South Korean Won Certificate of Deposit
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
PRIBOR	— Prague Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
TELBOR	— Tel Aviv Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – 89.5%
Advertising(a)(b) – 0.3%
Outfront Media Capital LLC/Outfront Media Capital Corp.(c) (B/B2)
	$2,539,000	4.250%		01/15/29	$ 2,362,540
Summer BC Bidco B LLC (B-/B2)
	2,676,000	5.500		10/31/26	2,643,995

					5,006,535

Aerospace & Defense – 1.9%
Bombardier, Inc.(a)(b) (B+/B1)
	2,865,000	7.000		06/01/32	2,914,106
Moog, Inc.(a)(b) (BB/Ba3)
	3,037,000	4.250		12/15/27	2,899,151
Spirit AeroSystems, Inc.(a) (CCC+/Caa1)
	5,310,000	4.600		06/15/28	5,033,030
TransDigm, Inc.(a) (B/B3)
	5,323,000	5.500		11/15/27	5,238,790
	3,570,000	4.625		01/15/29	3,343,448
	8,868,000	4.875		05/01/29	8,346,030
TransDigm, Inc.(a)(b) (BB-/Ba3)
	2,584,000	6.750		08/15/28	2,609,272
	1,645,000	6.375		03/01/29	1,650,099
	5,250,000	6.875		12/15/30	5,341,717

					37,375,643

Airlines – 1.0%
American Airlines, Inc.(a)(b) (BB-/Ba2)
	6,629,000	7.250		02/15/28	6,784,516
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b) (NR/Ba1)
	1,185,000	5.500		04/20/26	1,182,215
OneSky Flight LLC(a)(b) (B/B3)
	2,305,000	8.875		12/15/29	2,313,160
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)(b) (B-/B3)
	3,115,000	7.875		05/01/27	3,030,459
	3,482,000	9.500	(c)	06/01/28	3,502,509
	3,035,000	6.375	(c)	02/01/30	2,658,721

					19,471,580

Apparel(a)(b) – 0.2%
Champ Acquisition Corp. (B/B2)
	4,240,000	8.375		12/01/31	4,342,693

Automotive – 2.0%
Allison Transmission, Inc.(a)(b) (NR/Ba2)
	3,128,000	3.750		01/30/31	2,766,341
Clarios Global LP/Clarios U.S. Finance Co.(a)(b) (B/B3)
	4,111,000	8.500		05/15/27	4,129,664
Clarios Global LP/Clarios U.S. Finance Co.(a)(b) (BB-/B1)
	5,010,000	6.750		05/15/28	5,099,829
Dana Financing Luxembourg SARL(a)(b) (BB-/B1)
EUR	1,175,000	3.000		07/15/29	1,165,602
Dana, Inc.(a) (BB-/B1)
	$4,853,000	5.375		11/15/27	4,784,476
	2,260,000	5.625		06/15/28	2,229,128
Dealer Tire LLC/DT Issuer LLC(a)(b) (CCC/Caa1)
	4,986,000	8.000		02/01/28	4,887,975

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
Ford Motor Credit Co. LLC(a) (BBB-/Ba1)
	$2,803,000	3.815%	11/02/27	$ 2,685,078
	2,315,000	2.900	02/16/28	2,136,074
General Motors Financial Co., Inc.(a) (BBB/Baa2)
	1,915,000	2.350	01/08/31	1,605,134
IHO Verwaltungs GmbH(a)(b)(d) (BB-/Ba2)
(PIK 7.125%, Cash 6.375%)
	2,985,000	6.375	05/15/29	2,869,988
(PIK 9.500%, Cash 8.750%)
EUR	970,000	8.750	05/15/28	1,060,057
Phinia, Inc.(a)(b) (BB/Ba2)
	$1,485,000	6.625	10/15/32	1,474,620
ZF North America Capital, Inc.(a)(b) (BB+/Ba2)
	2,085,000	6.875	04/14/28	2,089,503
	1,825,000	6.750	04/23/30	1,757,986

				40,741,455

Banks – 2.7%
Bank of America Corp.(a)(e) (BBB+/A3) (5 yr. CMT + 1.200%)
	5,198,000	2.482	09/21/36	4,233,927
Bank of New York Mellon Corp.(a)(e) (BBB/Baa1) (5 yr. CMT + 4.358%)
	4,960,000	4.700	09/20/25	4,919,526
Barclays PLC(a)(e) (BB-/Ba1) (5 yr. U.K. Government Bond + 6.579%)
GBP	1,500,000	7.125	06/15/25	1,880,065
Citigroup, Inc.(a)(c)(e) (BB+/Ba1) (5 yr. CMT + 3.417%)
	$2,565,000	3.875	02/18/26	2,484,510
Comerica, Inc.(a)(e) (BB/Baa3) (5 yr. CMT + 5.291%)
	1,550,000	5.625	07/01/25	1,538,422
Deutsche Bank AG(a)(e) (BBB-/Baa3) (Secured Overnight Financing Rate + 2.757%)
	2,225,000	3.729	01/14/32	1,944,783
JPMorgan Chase & Co.(a)(e) (BBB/Baa2) (5 yr. CMT + 2.737%)
	4,820,000	6.875	06/01/29	5,065,242
Morgan Stanley(a)(e) (BBB+/Baa1) (Secured Overnight Financing Rate + 1.360%)
	3,575,000	2.484	09/16/36	2,907,726
PNC Financial Services Group, Inc.(a)(e) (BBB-/Baa2) (5 yr. CMT + 3.238%)
	4,462,000	6.200	09/15/27	4,488,727
Societe Generale SA(a)(b)(e) (BB/Ba2) (5 yr. USD ICE Swap + 5.873%)
	2,730,000	8.000	09/29/25	2,752,795
Toronto-Dominion Bank(a)(e) (BBB-/Baa2) (5 yr. CMT + 4.075%)
	1,475,000	8.125	10/31/82	1,538,219
U.S. Bancorp(a)(e) (BBB/Baa2) (5 yr. CMT + 2.541%)
	4,540,000	3.700	01/15/27	4,296,384
UBS Group AG(a)(b)(e) (BB/Baa3) (5 yr. CMT + 4.745%)
	3,534,000	9.250	11/13/28	3,823,647
UBS Group AG(a)(b)(c)(e) (BB/NR) (5 yr. CMT + 3.098%)
	3,220,000	3.875	06/02/26	3,080,252
UniCredit SpA(a)(b)(e) (BB+/Ba1) (5 yr. CMT + 4.750%)
	3,415,000	5.459	06/30/35	3,302,920

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Wells Fargo & Co.(a)(e) (BB+/Baa2)
	$1,550,000	5.875%	06/15/25	$ 1,547,024
(5 yr. CMT + 2.767%)
	2,525,000	6.850	09/15/29	2,599,942
(5 yr. CMT + 3.606%)
	2,040,000	7.625	09/15/28	2,164,114

				54,568,225

Beverages(a) – 0.2%
Marston’s Issuer PLC(e) (BB+/NR) (Sterling Overnight Index Average + 1.569%)
GBP	80,000	5.177	07/15/32	93,908
Primo Water Holdings, Inc.(b) (B+/B1)
	$3,300,000	4.375	04/30/29	3,069,792

				3,163,700

Building Materials – 1.8%
Builders FirstSource, Inc.(a)(b) (BB-/Ba2)
	5,180,000	5.000	03/01/30	4,927,371
EMRLD Borrower LP/Emerald Co-Issuer, Inc.(a)(b) (BB-/B2)
	4,030,000	6.625	12/15/30	4,034,957
James Hardie International Finance DAC(a)(b) (BB+/Ba1)
	5,125,000	5.000	01/15/28	4,959,565
JELD-WEN, Inc.(a)(b) (B+/B2)
	2,856,000	4.875	12/15/27	2,700,234
Masterbrand, Inc.(a)(b) (BB/Ba3)
	1,900,000	7.000	07/15/32	1,913,737
Smyrna Ready Mix Concrete LLC(a)(b) (BB-/Ba3)
	6,780,000	6.000	11/01/28	6,610,771
	3,000,000	8.875	11/15/31	3,146,100
Standard Building Solutions, Inc.(a)(b) (BB/Ba3)
	5,145,000	6.500	08/15/32	5,158,995
Standard Industries, Inc.(a)(b) (BB/Ba3)
	1,880,000	5.000	02/15/27	1,838,941
	1,230,000	4.750	01/15/28	1,179,373

				36,470,044

Capital Goods(a)(b) – 0.1%
Cirsa Finance International SARL (B+/B2)
EUR	1,836,000	10.375	11/30/27	2,006,553

Chemicals – 3.3%
Ashland, Inc.(a)(b) (BB+/Ba1)
	$2,340,000	3.375	09/01/31	1,989,491
Avient Corp.(a)(b) (BB-/Ba3)
	2,660,000	7.125	08/01/30	2,721,153
	950,000	6.250	11/01/31	938,980
Axalta Coating Systems LLC(a)(b) (BB/Ba3)
	2,760,000	3.375	02/15/29	2,506,604
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(a)(b) (BB/Ba3)
	3,205,000	4.750	06/15/27	3,134,330
Chemours Co.(a)(b) (BB-/B1)
	2,911,000	5.750	11/15/28	2,706,560
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.(a)(b) (B-/Caa1)
	2,975,000	9.000	07/01/28	3,011,355

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
Ingevity Corp.(a)(b) (NR/Ba3)
	$2,946,000	3.875%		11/01/28	$ 2,691,760
Methanex U.S. Operations, Inc.(a)(b) (BB/Ba2)
	1,940,000	6.250		03/15/32	1,918,156
Minerals Technologies, Inc.(a)(b) (BB-/Ba3)
	3,421,000	5.000		07/01/28	3,307,799
Olympus Water U.S. Holding Corp.(a)(b) (B-/B3)
EUR	750,000	3.875		10/01/28	756,611
	$6,830,000	4.250		10/01/28	6,396,978
	4,045,000	9.750		11/15/28	4,289,520
Olympus Water U.S. Holding Corp.(a)(b)(c) (CCC+/Caa2)
	658,000	6.250		10/01/29	625,607
SCIL IV LLC/SCIL USA Holdings LLC(a)(b) (BB-/B1)
	2,834,000	5.375		11/01/26	2,775,761
SNF Group SACA(a)(b) (BB+/Ba1)
	2,760,000	3.125		03/15/27	2,603,591
	3,870,000	3.375		03/15/30	3,386,792
Tronox, Inc.(a)(b) (BB-/B1)
	5,376,000	4.625		03/15/29	4,825,068
Valvoline, Inc.(a)(b) (B+/Ba3)
	1,946,000	3.625		06/15/31	1,657,000
Vibrantz Technologies, Inc.(a)(b) (CCC+/Caa2)
	3,100,000	9.000		02/15/30	2,861,486
WR Grace Holdings LLC(a)(b) (B-/B1)
	2,893,000	4.875		06/15/27	2,802,796
	2,610,000	7.375		03/01/31	2,665,384
WR Grace Holdings LLC(a)(b) (CCC/B3)
	5,345,000	5.625		08/15/29	4,922,959

					65,495,741

Commercial Services – 4.2%
ADT Security Corp.(a)(b) (BB/Ba2)
	4,551,000	4.125		08/01/29	4,177,772
Allied Universal Holdco LLC(a)(b) (B/B3)
	2,976,000	7.875		02/15/31	3,045,192
Allied Universal Holdco LLC/Allied Universal Finance Corp.(a)(b) (CCC+/Caa2)
	2,951,000	9.750		07/15/27	2,970,477
	3,387,000	6.000	(c)	06/01/29	3,089,384
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL (B/B3)
	6,853,000	4.625		06/01/28	6,469,148
APi Group DE, Inc.(a)(b) (B+/B1)
	6,373,000	4.125		07/15/29	5,815,617
	2,384,000	4.750		10/15/29	2,241,723
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)(b)(c) (BB-/B1)
	1,360,000	8.250		01/15/30	1,402,922
Avis Budget Finance PLC(a) (BB-/B1)
EUR	1,800,000	7.250		07/31/30	1,953,095
BCP V Modular Services Finance II PLC(a)(b) (B/B2)
	1,780,000	4.750		11/30/28	1,807,582
Belron U.K. Finance PLC(a)(b) (BB-/Ba3)
	$1,260,000	5.750		10/15/29	1,264,246

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
Block, Inc.(a) (BB+/Ba2)
	$3,067,000	2.750%	06/01/26	$ 2,953,950
Brink’s Co.(a)(b) (BB/Ba3)
	2,045,000	4.625	10/15/27	1,978,558
Deluxe Corp.(a)(b) (B/Ba3)
	680,000	8.125	09/15/29	689,833
Garda World Security Corp.(a)(b) (B/B1)
	2,397,000	7.750	02/15/28	2,473,081
Garda World Security Corp.(a)(b) (CCC+/Caa2)
	1,620,000	8.250	08/01/32	1,647,103
	2,140,000	8.375	11/15/32	2,182,800
Hertz Corp.(a)(b) (B/Ba3)
	1,815,000	12.625	07/15/29	1,933,229
Mavis Tire Express Services Topco Corp.(a)(b) (CCC/Caa2)
	6,155,000	6.500	05/15/29	5,889,104
MPH Acquisition Holdings LLC(a)(b)(c) (C/Caa2)
	4,838,000	5.750	11/01/28	3,150,747
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.(a)(b)(c) (B/B2)
	3,400,000	4.000	06/15/29	3,157,274
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)(b) (B/B2)
	2,953,000	6.250	01/15/28	2,933,038
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)(b) (BB/Ba2)
	4,553,000	3.375	08/31/27	4,254,232
PROG Holdings, Inc.(a)(b) (BB-/B1)
	5,520,000	6.000	11/15/29	5,291,306
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(a)(b) (NR/Ba3)
	2,701,000	4.625	11/01/26	2,655,407
	245,000	6.750	08/15/32	249,260
TriNet Group, Inc.(a)(b) (BB/Ba2)
	3,191,000	3.500	03/01/29	2,886,993
	1,225,000	7.125	08/15/31	1,249,243
Verisure Midholding AB (B-/B3)
EUR	1,375,000	5.250	02/15/29	1,424,293
Veritiv Operating Co.(a)(b) (B+/B2)
	$160,000	10.500	11/30/30	172,434
VT Topco, Inc.(a)(b) (B/B2)
	2,295,000	8.500	08/15/30	2,430,428

				83,839,471

Computers – 2.3%
Ahead DB Holdings LLC(a)(b)(c) (CCC+/Caa1)
	9,546,000	6.625	05/01/28	9,354,507
Amentum Holdings, Inc.(a)(b) (B/B3)
	2,425,000	7.250	08/01/32	2,445,782
Crowdstrike Holdings, Inc.(a) (BB/Baa3)
	6,771,000	3.000	02/15/29	6,150,032
Diebold Nixdorf, Inc.(a)(b) (B/B2)
	3,690,000	7.750	03/31/30	3,788,634
KBR, Inc.(a)(b) (BB/B1)
	2,613,000	4.750	09/30/28	2,504,508
McAfee Corp.(a)(b) (CCC+/Caa1)
	12,142,000	7.375	02/15/30	11,818,173

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers – (continued)
Seagate HDD Cayman(a) (BB/Ba3)
$1,270,000	8.250%		12/15/29	$ 1,353,121
2,561,220	9.625		12/01/32	2,886,930
Virtusa Corp.(a)(b) (B-/Caa1)
5,058,000	7.125		12/15/28	4,801,408

				45,103,095

Cosmetics & Personal Care(a) – 0.0%
Perrigo Finance Unlimited Co. (B+/Ba3)
510,000	6.125		09/30/32	500,458

Distribution & Wholesale(a)(b) – 1.0%
American Builders & Contractors Supply Co., Inc. (BB-/Ba3)
10,439,000	3.875		11/15/29	9,507,111
BCPE Empire Holdings, Inc. (CCC/Caa2)
2,998,000	7.625		05/01/27	2,979,412
H&E Equipment Services, Inc. (BB-/B1)
8,480,000	3.875		12/15/28	7,765,390

				20,251,913

Diversified Financial Services – 4.3%
AG Issuer LLC(a)(b) (B/B1)
2,964,000	6.250		03/01/28	2,938,688
Ally Financial, Inc.(a)(c)(e) (BB-/Ba2) (5 yr. CMT + 3.868%)
6,075,000	4.700		05/15/26	5,667,732
Ally Financial, Inc.(a) (BB+/Baa3)
2,606,000	5.750		11/20/25	2,619,082
American Express Co.(a)(e) (BBB-/Baa2) (5 yr. CMT + 2.854%)
4,265,000	3.550		09/15/26	4,075,122
Capital One Financial Corp.(a)(e) (BB/Baa3) (5 yr. CMT + 3.157%)
2,085,000	3.950		09/01/26	1,983,773
Charles Schwab Corp.(a)(e) (BBB-/Baa2) (3 mo. USD LIBOR + 2.575%)
3,305,000	5.000		12/01/27	3,161,960
Freedom Mortgage Holdings LLC(a)(b) (B/B2)
2,922,000	9.250		02/01/29	3,014,335
Jane Street Group/JSG Finance, Inc.(a)(b) (BB/Ba1)
4,156,000	7.125		04/30/31	4,267,838
2,885,000	6.125		11/01/32	2,852,602
Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)(b) (B+/B2)
3,928,000	5.000		08/15/28	3,682,382
Macquarie Airfinance Holdings Ltd.(a)(b) (BBB-/Baa3)
4,326,000	8.375		05/01/28	4,538,969
430,000	6.400		03/26/29	442,788
Midcap Financial Issuer Trust(a)(b) (B+/B1)
5,087,000	6.500		05/01/28	4,967,354
3,281,000	5.625		01/15/30	3,004,674
Navient Corp.(a) (BB-/Ba3)
2,815,000	5.000		03/15/27	2,757,574
4,060,000	5.500		03/15/29	3,829,148
OneMain Finance Corp. (BB/Ba2)
2,793,000	7.125		03/15/26	2,842,297
1,458,000	3.500	(a)	01/15/27	1,387,987
690,000	9.000	(a)	01/15/29	731,607

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
OneMain Finance Corp. (BB/Ba2) – (continued)
$1,985,000	6.625	%(a)	05/15/29	$ 2,009,296
3,380,000	7.875	(a)	03/15/30	3,526,286
2,254,000	4.000	(a)	09/15/30	1,995,286
2,780,000	7.500	(a)	05/15/31	2,856,311
Osaic Holdings, Inc.(a)(b) (CCC+/Caa1)
976,000	10.750		08/01/27	1,008,149
StoneX Group, Inc.(a)(b) (BB-/Ba3)
2,805,000	7.875		03/01/31	2,932,347
United Wholesale Mortgage LLC(a)(b) (NR/Ba3)
3,641,000	5.500		04/15/29	3,496,562
UWM Holdings LLC(a)(b) (NR/Ba3)
3,300,000	6.625		02/01/30	3,279,078
VFH Parent LLC/Valor Co-Issuer, Inc.(a)(b) (B+/B1)
4,875,000	7.500		06/15/31	5,012,231

				84,881,458

Electrical – 2.2%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)(b)(c)(BB-/NR)
2,985,000	6.375		02/15/32	2,968,612
Duke Energy Corp. (BBB/Baa2)
2,045,000	4.125		04/15/26	2,096,125
Edison International(a)(e) (BB+/Ba1) (5 yr. CMT + 4.698%)
6,856,000	5.375		03/15/26	6,762,347
Lightning Power LLC(a)(b) (BB/Ba3)
4,778,000	7.250		08/15/32	4,917,757
NextEra Energy Operating Partners LP(a)(b) (BB/Ba1)
3,709,000	7.250		01/15/29	3,795,939
NRG Energy, Inc.(a)(b) (BB/Ba2)
10,145,000	5.750		07/15/29	9,955,897
Pike Corp.(a)(b) (B-/B3)
3,342,000	5.500		09/01/28	3,215,071
4,418,000	8.625		01/31/31	4,664,215
Vistra Operations Co. LLC(a)(b) (BB+/Ba2)
5,522,000	7.750		10/15/31	5,784,516

				44,160,479

Electronics – 0.9%
Atkore, Inc.(a)(b) (BB+/Ba2)
5,470,000	4.250		06/01/31	4,838,543
Coherent Corp.(a)(b) (B+/B1)
2,689,000	5.000		12/15/29	2,565,010
Imola Merger Corp.(a)(b) (BB/Ba3)
4,151,000	4.750		05/15/29	3,945,401
Sensata Technologies BV(a)(b) (BB+/Ba2)
1,135,000	4.000		04/15/29	1,041,499
3,139,000	5.875		09/01/30	3,058,453
Sensata Technologies, Inc.(a)(b) (BB+/Ba2)
3,389,000	4.375		02/15/30	3,103,274

				18,552,180

Engineering & Construction – 0.9%
Arcosa, Inc.(a)(b) (B+/Ba3)
985,000	6.875		08/15/32	1,001,085

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Engineering & Construction – (continued)
Dycom Industries, Inc.(a)(b) (BB/Ba3)
	$4,674,000	4.500%		04/15/29	$ 4,364,675
Global Infrastructure Solutions, Inc.(a)(b) (BB-/B1)
	5,893,000	5.625		06/01/29	5,675,666
	5,021,000	7.500		04/15/32	4,967,125
Kier Group PLC(a) (BB/NR)
GBP	1,045,000	9.000		02/15/29	1,376,106

					17,384,657

Entertainment – 3.7%
AMC Entertainment Holdings, Inc.(a)(b)(c) (CCC+/Caa3)
	$5,365,000	7.500		02/15/29	4,771,631
Banijay Entertainment SAS(a)(b) (B+/B1)
	2,610,000	8.125		05/01/29	2,702,368
Banijay SAS(a)(b) (B-/Caa1)
EUR	729,938	6.500		03/01/26	754,593
Boyne USA, Inc.(a)(b) (B/B1)
	$3,628,000	4.750		05/15/29	3,438,401
Caesars Entertainment, Inc.(a)(b) (B-/B3)
	1,811,000	8.125		07/01/27	1,829,309
	7,221,000	4.625		10/15/29	6,764,922
	5,565,000	6.000		10/15/32	5,365,161
Cinemark USA, Inc.(a)(b) (BB-/B2)
	4,200,000	5.250		07/15/28	4,093,446
CPUK Finance Ltd.(a) (B/NR)
GBP	900,000	7.875		08/28/29	1,157,232
International Game Technology PLC(a)(b) (BB+/Ba1)
	$3,131,000	5.250		01/15/29	3,046,526
Light & Wonder International, Inc.(a)(b) (B+/B2)
	1,500,000	7.500		09/01/31	1,545,045
Live Nation Entertainment, Inc.(a)(b) (BB/Ba2)
	4,763,000	3.750		01/15/28	4,495,843
Merlin Entertainments Group U.S. Holdings, Inc.(a)(b) (B/B2)
	4,732,000	7.375		02/15/31	4,577,122
Motion Bondco DAC(a)(b) (CCC/Caa2)
	2,235,000	6.625		11/15/27	2,098,665
Penn Entertainment, Inc.(a)(b) (B-/B3)
	2,900,000	5.625		01/15/27	2,855,166
	1,580,000	4.125	(c)	07/01/29	1,412,773
Pinewood Finco PLC(a)(b) (BB+/NR)
GBP	2,988,000	6.000		03/27/30	3,706,599
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(a)(b) (CCC/Caa1)
	$4,764,000	5.625		09/01/29	3,710,155
Resorts World Las Vegas LLC/RWLV Capital, Inc. (BB+/NR)
	7,100,000	8.450	(a)(b)	07/27/30	7,383,290
SeaWorld Parks & Entertainment, Inc.(a)(b) (B+/B2)
	5,450,000	5.250		08/15/29	5,194,340
WMG Acquisition Corp.(a)(b) (BBB-/Ba2)
	1,655,000	3.750		12/01/29	1,524,487
	1,200,000	3.875		07/15/30	1,094,856

					73,521,930

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Environmental – 1.0%
GFL Environmental, Inc.(a)(b) (B/B3)
	$2,216,000	4.000%	08/01/28	$ 2,097,821
	3,235,000	4.375	08/15/29	3,055,975
GFL Environmental, Inc.(a)(b) (BB/Ba2)
	3,460,000	3.500	09/01/28	3,260,531
	720,000	6.750	01/15/31	740,001
Madison IAQ LLC(a)(b) (CCC+/Caa1)
	12,369,000	5.875	06/30/29	11,674,357

				20,828,685

Food & Drug Retailing – 2.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC(a)(b) (BB+/Ba2)
	272,000	4.625	01/15/27	266,111
	3,744,000	3.500	03/15/29	3,411,907
	1,660,000	4.875	02/15/30	1,581,283
Bellis Acquisition Co. PLC(a)(b) (B+/B1)
GBP	4,350,000	8.125	05/14/30	5,265,237
Boparan Finance PLC(a)(b) (B/B3)
	2,318,000	9.375	11/07/29	2,802,136
Fiesta Purchaser, Inc.(a)(b) (CCC+/Caa2)
	$3,844,000	9.625	09/15/32	4,032,356
Flora Food Management BV(a) (B/B1)
EUR	2,492,000	6.875	07/02/29	2,695,278
Iceland Bondco PLC(a)(b) (B/B2)
GBP	1,105,000	10.875	12/15/27	1,478,551
New Albertsons LP (BB+/WR)
	$3,100,000	7.450	08/01/29	3,200,440
Performance Food Group, Inc.(a)(b) (BB/B1)
	1,500,000	5.500	10/15/27	1,486,845
	6,255,000	4.250	08/01/29	5,802,951
Post Holdings, Inc.(a)(b) (B+/B2)
	5,848,000	5.500	12/15/29	5,659,460
	3,980,000	4.625	04/15/30	3,668,247
	3,832,000	6.375	03/01/33	3,758,694
Post Holdings, Inc.(a)(b) (BB/Ba1)
	885,000	6.250	02/15/32	878,867
Sigma Holdco BV(a)(b) (CCC+/Caa1)
	2,636,000	7.875	05/15/26	2,609,666
United Natural Foods, Inc.(a)(b)(c) (CCC+/Caa2)
	6,050,000	6.750	10/15/28	5,954,229

				54,552,258

Gaming(a) – 0.5%
Melco Resorts Finance Ltd.(b) (BB-/Ba3)
	2,395,000	4.875	06/06/25	2,374,044
MGM Resorts International (BB-/B1)
	5,355,000	5.500	04/15/27	5,315,801
Sands China Ltd. (BBB-/Baa2)
	2,315,000	5.125	08/08/25	2,303,425

				9,993,270

Gas(a) – 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp. (NR/B2)
	3,536,000	5.750	05/20/27	3,283,105

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – 3.0%
Centene Corp.(a) (BBB-/Ba1)
	$4,574,000	2.500%		03/01/31	$ 3,776,432
	911,000	2.625		08/01/31	750,054
CHS/Community Health Systems, Inc.(a)(b) (B-/Caa1)
	4,919,000	5.625		03/15/27	4,717,075
CHS/Community Health Systems, Inc.(a)(b)(c) (CCC-/Caa3)
	5,824,000	6.875		04/15/29	4,389,840
DaVita, Inc.(a)(b) (BB-/Ba3)
	3,372,000	3.750		02/15/31	2,914,925
	1,780,000	6.875		09/01/32	1,793,421
HAH Group Holding Co. LLC(a)(b) (B-/B2)
	2,322,000	9.750		10/01/31	2,324,299
LifePoint Health, Inc.(a)(b) (B/B2)
	2,530,000	11.000		10/15/30	2,779,306
LifePoint Health, Inc.(a)(b) (CCC+/Caa2)
	3,455,000	5.375		01/15/29	3,023,298
Medline Borrower LP(a)(b) (B/B3)
	3,648,000	5.250		10/01/29	3,512,112
Medline Borrower LP(a)(b) (BB-/Ba3)
	5,341,000	3.875		04/01/29	4,947,689
Molina Healthcare, Inc.(a)(b) (BB/Ba2)
	2,610,000	6.250		01/15/33	2,578,576
Prime Healthcare Services, Inc.(a)(b) (B-/B3)
	2,545,000	9.375		09/01/29	2,478,830
Select Medical Corp.(a)(b) (B/B1)
	3,620,000	6.250		12/01/32	3,484,901
Team Health Holdings, Inc.(a)(b)(d) (NR/NR) (PIK 4.500%, Cash 9.000%)
	4,478,550	13.500		06/30/28	4,951,261
Tenet Healthcare Corp.(a) (B-/Ba3)
	850,000	6.250		02/01/27	848,614
Tenet Healthcare Corp.(a) (BB-/Ba3)
	4,097,000	4.625		06/15/28	3,924,066
	3,270,000	4.250		06/01/29	3,066,998
	1,592,000	6.125		06/15/30	1,582,225
	2,465,000	6.750		05/15/31	2,490,439

					60,334,361

Holding Companies-Diversified(a)(b) – 0.1%
Benteler International AG (BB-/Ba3)
EUR	1,745,000	9.375		05/15/28	1,904,714

Home Builders – 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(a)(b) (B+/B1)
	$1,645,000	5.000		06/15/29	1,529,965
	1,031,000	4.875		02/15/30	934,725
LGI Homes, Inc.(a)(b) (BB-/Ba2)
	2,141,000	4.000		07/15/29	1,911,485
	3,195,000	7.000		11/15/32	3,165,478

					7,541,653

Household Products – 0.3%
Central Garden & Pet Co.(a) (BB/B1)
	2,307,000	4.125	(c)	10/15/30	2,072,863

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Household Products – (continued)
Central Garden & Pet Co.(a) (BB/B1) – (continued)
$1,000,000	4.125	%(b)	04/30/31	$ 886,090
Kronos Acquisition Holdings, Inc.(a)(b) (B-/B2)
2,911,000	8.250		06/30/31	2,775,522

				5,734,475

Housewares – 0.1%
Newell Brands, Inc.(a) (BB-/Ba3)
1,080,000	6.375		05/15/30	1,083,737
1,745,000	7.000		04/01/46	1,666,859

				2,750,596

Insurance – 2.7%
Acrisure LLC/Acrisure Finance, Inc.(a)(b) (B/B2)
7,413,000	4.250		02/15/29	6,975,040
Acrisure LLC/Acrisure Finance, Inc.(a)(b) (CCC+/Caa2)
4,440,000	8.250		02/01/29	4,583,190
1,060,000	8.500		06/15/29	1,103,131
1,140,000	6.000		08/01/29	1,092,941
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(a)(b) (B/B2)
2,355,000	6.750		04/15/28	2,357,049
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(a)(b) (CCC+/Caa2)
2,884,000	6.750		10/15/27	2,860,149
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC(a)(b) (BB+/NR)
5,010,000	7.875		11/01/29	5,081,443
Ardonagh Group Finance Ltd.(a)(b) (CCC/Caa2)
6,891,000	8.875		02/15/32	7,162,092
BroadStreet Partners, Inc.(a)(b) (CCC+/Caa2)
3,094,000	5.875		04/15/29	2,992,888
HUB International Ltd.(a)(b) (B-/Caa1)
3,793,000	7.375		01/31/32	3,847,468
Panther Escrow Issuer LLC(a)(b) (B/B2)
4,400,000	7.125		06/01/31	4,443,252
Ryan Specialty LLC(a)(b) (BB-/B1)
2,005,000	5.875		08/01/32	1,984,168
USI, Inc.(a)(b) (CCC+/Caa1)
6,603,000	7.500		01/15/32	6,828,030
Voya Financial, Inc.(a)(e) (BBB-/Ba2) (5 yr. CMT + 3.358%)
2,597,000	7.758		09/15/28	2,728,668

				54,039,509

Internet – 1.9%
ANGI Group LLC(a)(b) (B/B2)
5,665,000	3.875		08/15/28	5,053,973
Gen Digital, Inc.(a)(b) (BB-/B1)
6,145,000	6.750		09/30/27	6,229,862
ION Trading Technologies SARL(a)(b) (B-/B3)
2,087,000	5.750		05/15/28	1,974,156
5,849,000	9.500		05/30/29	6,128,290
Match Group Holdings II LLC(a)(b) (BB/Ba3)
2,774,000	5.000		12/15/27	2,684,566
2,033,000	4.625		06/01/28	1,937,063
3,749,000	5.625		02/15/29	3,640,429

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet – (continued)
Match Group Holdings II LLC(a)(b) (BB/Ba3) – (continued)
	$1,004,000	3.625%		10/01/31	$ 856,834
Rakuten Group, Inc.(a)(b)(e) (B/NR) (5 yr. CMT + 4.250%)
	1,780,000	8.125		12/15/29	1,772,987
Ziff Davis, Inc.(a)(b) (BB/Ba3)
	7,445,000	4.625		10/15/30	6,806,740

					37,084,900

Investment Companies(a)(b) – 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (BB-/Ba3)
	1,175,000	10.000		11/15/29	1,178,196

Iron/Steel – 0.6%
Cleveland-Cliffs, Inc.(a)(b) (BB-/Ba3)
	2,425,000	6.750		04/15/30	2,373,469
	3,050,000	7.000		03/15/32	2,994,673
Cleveland-Cliffs, Inc.(a)(b) (NR/Ba3)
	1,475,000	6.875		11/01/29	1,458,672
Mineral Resources Ltd.(a)(b) (NR/Ba3)
	4,921,000	8.000		11/01/27	5,005,936

					11,832,750

Leisure Time – 2.7%
Carnival Corp.(a)(b) (BB/B2)
	1,034,000	7.625		03/01/26	1,035,799
	6,593,000	5.750		03/01/27	6,571,309
Carnival Corp.(a)(b) (BBB-/Ba1)
	3,890,000	4.000		08/01/28	3,685,425
Deuce Finco PLC(a) (NR/B3)
GBP	2,000,000	5.500		06/15/27	2,447,614
MajorDrive Holdings IV LLC(a)(b) (CCC+/Caa2)
	$12,097,000	6.375		06/01/29	10,622,739
NCL Corp. Ltd.(a)(b) (B/B3)
	5,222,000	5.875		03/15/26	5,216,465
	310,000	7.750		02/15/29	325,506
Pinnacle Bidco PLC(a)(b) (NR/B3)
GBP	2,783,000	10.000		10/11/28	3,698,410
Royal Caribbean Cruises Ltd.(a)(b) (BB+/Ba1)
	$4,540,000	4.250		07/01/26	4,456,827
	3,280,000	5.500		08/31/26	3,277,015
	4,553,000	5.375		07/15/27	4,524,407
	1,175,000	5.625		09/30/31	1,155,530
	850,000	6.250		03/15/32	860,974
TUI Cruises GmbH (B+/B2)
EUR	486,573	6.500		05/15/26	508,003
Viking Cruises Ltd.(a)(b) (B+/B3)
	$2,985,000	5.875		09/15/27	2,962,523
	2,925,000	7.000		02/15/29	2,935,472

					54,284,018

Lodging – 2.6%
Genting New York LLC/GENNY Capital, Inc.(a)(b) (BB+/NR)
	5,040,000	7.250		10/01/29	5,186,059
Hilton Domestic Operating Co., Inc.(a) (BB+/Ba2)
	900,000	5.750	(b)	05/01/28	898,776
	1,365,000	5.875	(b)	04/01/29	1,360,727
	1,922,000	4.875		01/15/30	1,844,620

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Lodging – (continued)
Hilton Domestic Operating Co., Inc.(a) (BB+/Ba2) – (continued)
	$1,460,000	4.000	%(b)	05/01/31	$ 1,311,781
	2,295,000	3.625	(b)	02/15/32	1,992,244
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(a)(b) (B+/B2)
	6,370,000	5.000		06/01/29	5,986,781
	2,913,000	4.875		07/01/31	2,604,863
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(a)(b) (BB+/Ba2)
	2,800,000	6.625		01/15/32	2,809,072
Marriott Ownership Resorts, Inc.(a)(c) (B+/B2)
	2,864,000	4.750		01/15/28	2,750,586
	2,585,000	4.500	(b)	06/15/29	2,410,021
Melco Resorts Finance Ltd.(a)(b) (BB-/Ba3)
	2,190,000	7.625		04/17/32	2,199,220
MGM Resorts International(a) (BB-/B1)
	1,200,000	4.625		09/01/26	1,182,864
	4,046,000	4.750		10/15/28	3,872,305
	2,870,000	6.125		09/15/29	2,862,567
Travel & Leisure Co.(a) (BB-/Ba3)
	4,860,000	6.625	(b)	07/31/26	4,891,493
	2,397,000	6.000		04/01/27	2,397,072
	2,610,000	4.500	(b)	12/01/29	2,435,443
	3,287,000	4.625	(b)	03/01/30	3,049,054

					52,045,548

Machinery - Construction & Mining(a)(b) – 0.4%
Terex Corp. (BB-/Ba3)
	2,945,000	6.250		10/15/32	2,890,135
Vertiv Group Corp. (BB+/Ba2)
	5,321,000	4.125		11/15/28	5,022,758

					7,912,893

Machinery-Diversified(a)(b) – 1.0%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (B-/B3)
	6,729,000	9.000		02/15/29	7,032,343
Mueller Water Products, Inc. (BB/Ba1)
	3,183,000	4.000		06/15/29	2,940,041
SPX FLOW, Inc. (B-/Caa1)
	2,905,000	8.750		04/01/30	2,978,003
TK Elevator Holdco GmbH(c) (CCC+/Caa1)
	6,723,000	7.625		07/15/28	6,715,000

					19,665,387

Media – 6.4%
Altice Financing SA(a)(b)(c) (B-/Caa1)
	3,698,000	5.000		01/15/28	2,898,049
Altice Finco SA(a) (CCC/Caa3)
EUR	2,828,000	4.750		01/15/28	1,637,789
AMC Networks, Inc.(a)(b) (BB/Ba3)
	$1,995,000	10.250		01/15/29	2,118,810
CCO Holdings LLC/CCO Holdings Capital Corp.(a) (BB-/B1)
	5,976,000	5.125	(b)	05/01/27	5,869,687
	3,167,000	5.000	(b)	02/01/28	3,053,115
	5,386,000	4.750	(b)	03/01/30	4,918,118

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.(a) (BB-/B1) – (continued)
$6,131,000	4.500	%(b)	08/15/30	$ 5,502,634
15,352,000	4.250	(b)	02/01/31	13,372,513
5,770,000	4.750	(b)	02/01/32	5,060,636
2,804,000	4.500		05/01/32	2,414,608
CSC Holdings LLC(a)(b) (CCC-/Ca)
13,180,000	5.750		01/15/30	7,493,094
CSC Holdings LLC(a)(b) (CCC+/Caa1)
2,340,000	5.500		04/15/27	2,092,405
3,070,000	3.375	(c)	02/15/31	2,164,503
6,382,000	4.500		11/15/31	4,615,973
Cumulus Media New Holdings, Inc.(a)(b) (CCC+/Caa1)
1,655,000	8.000		07/01/29	608,361
Diamond Sports Group LLC/Diamond Sports Finance Co.(a)(b)(f) (NR/WR)
4,800,000	5.375		08/15/26	10,704
3,812,000	6.625		08/15/27	4,346
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(a)(b) (BB/B1)
7,246,000	5.875		08/15/27	7,049,923
DISH DBS Corp. (C/Caa3)
7,124,000	5.125		06/01/29	4,523,313
DISH DBS Corp.(a)(b) (CC/Caa1)
5,216,000	5.250		12/01/26	4,745,882
709,000	5.750	(c)	12/01/28	605,798
Gray Television, Inc.(a)(b) (B/Ba3)
3,080,000	10.500		07/15/29	3,083,973
iHeartCommunications, Inc.(a)(b) (CCC-/Caa3)
7,156,000	10.875		05/01/30	5,489,439
iHeartCommunications, Inc.(a)(b) (CCC+/Caa1)
1,605,500	9.125		05/01/29	1,396,785
2,079,200	7.000	(c)	01/15/31	1,534,886
McGraw-Hill Education, Inc.(a)(b) (CCC+/Caa2)
5,043,000	8.000		08/01/29	5,055,557
Nexstar Media, Inc.(a)(b) (BB+/B2)
2,744,000	5.625		07/15/27	2,674,440
Sirius XM Radio LLC(a)(b) (BB+/Ba3)
4,676,000	3.125		09/01/26	4,493,963
7,384,000	5.000		08/01/27	7,177,248
3,210,000	4.000		07/15/28	2,957,951
Sunrise HoldCo IV BV(a)(b) (B/B3)
3,025,000	5.500		01/15/28	2,960,053
Virgin Media Secured Finance PLC(a)(b) (B+/Ba3)
2,150,000	5.500		05/15/29	2,015,173
Virgin Media Vendor Financing Notes IV DAC(a)(b) (B-/B2)
1,850,000	5.000		07/15/28	1,744,550
VZ Secured Financing BV(a)(b) (B+/B1)
2,320,000	5.000		01/15/32	2,049,047
Ziggo Bond Co. BV(a)(b) (B-/B3)
1,725,000	5.125		02/28/30	1,555,346
Ziggo BV(a)(b) (B+/B1)
2,492,000	4.875		01/15/30	2,280,230

				127,228,902

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Metal Fabricate & Hardware(a)(b) – 0.2%
Roller Bearing Co. of America, Inc. (B+/Ba3)
$4,824,000	4.375%	10/15/29	$ 4,491,241

Mining(a)(b) – 0.4%
Alcoa Nederland Holding BV (BB/Ba1)
1,220,000	7.125	03/15/31	1,260,809
FMG Resources August 2006 Pty. Ltd. (BB+/Ba1)
2,785,000	5.875	04/15/30	2,738,184
Novelis Corp. (BB/Ba3)
4,432,000	4.750	01/30/30	4,109,262

			8,108,255

Miscellaneous Manufacturing – 0.4%
Amsted Industries, Inc.(a)(b) (BB/Ba3)
3,272,000	5.625	07/01/27	3,240,556
1,951,000	4.625	05/15/30	1,834,799
Hillenbrand, Inc.(a)(c) (BB+/Ba1)
4,364,000	3.750	03/01/31	3,808,157

			8,883,512

Office & Business Equipment(a)(b) – 0.1%
Xerox Holdings Corp. (B+/B3)
927,000	5.000	08/15/25	921,966

Oil Field Services – 4.6%
Archrock Partners LP/Archrock Partners Finance Corp.(a)(b) (BB-/B2)
2,599,000	6.250	04/01/28	2,584,887
5,040,000	6.625	09/01/32	5,043,024
Civitas Resources, Inc.(a)(b) (BB-/B1)
6,281,000	5.000	10/15/26	6,185,906
2,496,000	8.375	07/01/28	2,593,693
CNX Resources Corp.(a)(b) (BB/B1)
2,915,000	7.375	01/15/31	2,992,976
930,000	7.250	03/01/32	945,698
Crescent Energy Finance LLC(a)(b) (BB-/B1)
2,847,000	9.250	02/15/28	2,975,457
1,765,000	7.625	04/01/32	1,756,228
Diamond Foreign Asset Co./Diamond Finance LLC(a)(b) (BB+/WR)
1,452,000	8.500	10/01/30	1,506,726
Expand Energy Corp.(a) (BBB-/Ba1)
3,670,000	5.375	03/15/30	3,588,746
525,000	4.750	02/01/32	487,678
Kodiak Gas Services LLC(a)(b) (BB-/B2)
1,000,000	7.250	02/15/29	1,019,830
Matador Resources Co.(a)(b) (BB-/B1)
3,288,000	6.875	04/15/28	3,332,881
1,045,000	6.500	04/15/32	1,031,917
1,164,000	6.250	04/15/33	1,131,513
Noble Finance II LLC(a)(b) (BB-/B1)
6,927,000	8.000	04/15/30	6,994,469
Permian Resources Operating LLC(a)(b) (BB/Ba3)
1,337,000	5.875	07/01/29	1,312,092
3,385,000	9.875	07/15/31	3,722,484
1,252,000	7.000	01/15/32	1,272,871

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Range Resources Corp.(a)(b)(c) (BB+/Ba3)
	$2,660,000	4.750%		02/15/30	$ 2,496,596
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(a)(b) (B/B3)
	3,163,000	7.875		11/01/28	3,256,309
SM Energy Co.(a) (BB-/B1)
	2,537,000	6.750		09/15/26	2,536,163
	875,000	6.500		07/15/28	870,240
	2,165,000	6.750	(b)	08/01/29	2,143,415
Sunoco LP(a)(b) (BB+/Ba1)
	1,915,000	7.000		05/01/29	1,965,173
	1,465,000	7.250		05/01/32	1,513,286
Sunoco LP/Sunoco Finance Corp.(a) (BB+/Ba1)
	2,925,000	7.000	(b)	09/15/28	2,990,754
	4,425,000	4.500		04/30/30	4,097,727
TechnipFMC PLC(a)(b) (BBB-/Ba1)
	1,240,000	6.500		02/01/26	1,239,789
Transocean Poseidon Ltd.(a)(b) (B/B1)
	1,863,000	6.875		02/01/27	1,860,727
Transocean Titan Financing Ltd.(a)(b) (B/B1)
	415,000	8.375		02/01/28	423,346
Transocean, Inc.(a)(b) (B/B1)
	3,824,150	8.750		02/15/30	3,945,605
USA Compression Partners LP/USA Compression Finance Corp.(a)(b) (B+/B2)
	1,550,000	7.125		03/15/29	1,576,707
Viper Energy, Inc.(a)(b) (BBB-/Ba3)
	4,200,000	7.375		11/01/31	4,402,356
Wildfire Intermediate Holdings LLC(a)(b) (B+/B3)
	5,055,000	7.500		10/15/29	4,881,512

					90,678,781

Packaging – 2.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(a)(b) (B/B2)
	2,990,000	6.000		06/15/27	2,965,990
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(a) (CCC/Caa2)
EUR	3,315,000	3.000		09/01/29	2,926,114
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (C/Caa3)
	$5,387,000	5.250	(a)(b)(c)	08/15/27	3,060,747
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)(b)(c) (CCC-/Caa1)
	2,179,000	4.125		08/15/26	1,895,294
Ball Corp.(a) (BB+/Ba1)
	4,036,000	6.875		03/15/28	4,127,617
	3,841,000	6.000		06/15/29	3,873,380
	2,925,000	2.875		08/15/30	2,505,145
Crown Americas LLC(a) (BB+/Ba2)
	1,625,000	5.250		04/01/30	1,582,149
Kleopatra Finco SARL(a) (CCC+/Caa1)
EUR	1,986,000	4.250		03/01/26	1,888,610
LABL, Inc.(a)(b) (B-/B3)
	$4,675,000	8.625		10/01/31	4,324,702

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Packaging – (continued)
LABL, Inc.(a)(b)(c) (CCC+/Caa3)
$4,030,000	10.500%		07/15/27	$ 3,891,529
Mauser Packaging Solutions Holding Co.(a)(b) (B/B2)
8,886,000	7.875		04/15/27	9,056,967
Sealed Air Corp.(a)(b) (BB+/Ba2)
1,160,000	6.500		07/15/32	1,166,009
Sealed Air Corp./Sealed Air Corp. U.S.(a)(b) (BB+/Ba2)
2,265,000	7.250		02/15/31	2,338,862
TriMas Corp.(a)(b) (BB-/Ba3)
2,865,000	4.125		04/15/29	2,623,882

				48,226,997

Pharmaceuticals – 2.2%
AdaptHealth LLC(a)(b) (B+/B1)
3,109,000	6.125		08/01/28	3,047,007
Bausch Health Americas, Inc.(a)(b)(c) (CCC/Ca)
1,223,000	8.500		01/31/27	1,008,388
Bausch Health Cos., Inc.(b) (B-/Caa1)
1,766,000	4.875	(a)	06/01/28	1,415,926
2,823,000	11.000	(c)	09/30/28	2,681,116
Bausch Health Cos., Inc.(a)(b) (CCC/Ca)
1,693,000	6.250		02/15/29	1,048,289
Cheplapharm Arzneimittel GmbH(a)(b) (B/B3)
4,494,000	5.500		01/15/28	4,122,166
Grifols SA(a)(b)(c) (B-/Caa2)
4,618,000	4.750		10/15/28	4,245,789
Jazz Securities DAC(a)(b) (BB/Ba1)
4,361,000	4.375		01/15/29	4,110,242
Organon & Co./Organon Foreign Debt Co-Issuer BV(a)(b) (BB/Ba1)
6,990,000	4.125		04/30/28	6,568,992
Organon & Co./Organon Foreign Debt Co-Issuer BV(a)(b) (BB-/B1)
5,380,000	5.125		04/30/31	4,837,642
Perrigo Finance Unlimited Co.(a) (B+/Ba3)
6,986,000	4.900		06/15/30	6,549,096
Prestige Brands, Inc.(a)(b) (BB/B1)
2,014,000	3.750		04/01/31	1,769,098
Teva Pharmaceutical Finance Netherlands III BV (BB/Ba2)
2,000,000	3.150		10/01/26	1,919,980

				43,323,731

Pipelines – 4.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)(b) (BB+/Ba3)
1,800,000	5.750		03/01/27	1,789,794
3,939,000	6.625		02/01/32	3,969,409
Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)(b) (B+/B2)
1,260,000	7.000		07/15/29	1,286,762
1,270,000	7.250		07/15/32	1,304,963
CNX Midstream Partners LP(a)(b) (BB/B1)
3,461,000	4.750		04/15/30	3,160,412
Genesis Energy LP/Genesis Energy Finance Corp.(a) (B/B3)
2,519,000	8.000		01/15/27	2,560,992

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Genesis Energy LP/Genesis Energy Finance Corp.(a) (B/B3) – (continued)
$1,470,000	8.875%		04/15/30	$ 1,495,460
2,405,000	8.000		05/15/33	2,353,293
Global Partners LP/GLP Finance Corp.(a) (B+/B2)
912,000	7.000		08/01/27	912,255
1,383,000	6.875		01/15/29	1,373,692
1,410,000	8.250	(b)	01/15/32	1,450,636
Hess Midstream Operations LP(a)(b) (BB+/Ba2)
1,125,000	6.500		06/01/29	1,138,005
807,000	5.500		10/15/30	781,176
Howard Midstream Energy Partners LLC(a)(b) (B+/B1)
1,875,000	8.875		07/15/28	1,967,400
2,990,000	7.375		07/15/32	3,039,305
Kinetik Holdings LP(a)(b) (BB+/Ba1)
3,525,000	6.625		12/15/28	3,601,211
4,315,000	5.875		06/15/30	4,246,780
NGL Energy Operating LLC/NGL Energy Finance Corp.(a)(b) (B+/B2)
4,696,000	8.125		02/15/29	4,759,490
NuStar Logistics LP(a) (NR/Ba1)
3,321,000	5.750		10/01/25	3,318,742
1,000,000	6.000		06/01/26	1,000,630
4,206,000	5.625		04/28/27	4,181,605
Prairie Acquiror LP(a)(b) (B-/B3)
2,731,000	9.000		08/01/29	2,808,943
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b) (B+/B1)
2,915,000	7.375		02/15/29	2,923,628
3,675,000	6.000		09/01/31	3,467,951
Venture Global Calcasieu Pass LLC(a)(b) (BB+/Ba2)
2,815,000	4.125		08/15/31	2,525,815
Venture Global LNG, Inc.(a)(b) (BB/B1)
3,770,000	8.125		06/01/28	3,921,479
6,995,000	9.500		02/01/29	7,730,244
4,930,000	7.000		01/15/30	5,005,281
3,453,000	9.875		02/01/32	3,794,260

				81,869,613

Real Estate – 0.7%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.(a)(b)(c) (CCC+/Caa1)
5,544,000	5.750		01/15/29	4,455,990
Cushman & Wakefield U.S. Borrower LLC(a)(b) (BB-/Ba3)
2,303,000	6.750		05/15/28	2,303,346
1,120,000	8.875		09/01/31	1,205,758
Kennedy-Wilson, Inc.(a) (B/B2)
2,735,000	4.750		03/01/29	2,468,857
3,501,000	4.750	(c)	02/01/30	3,094,184
1,514,000	5.000		03/01/31	1,322,827

				14,850,962

Real Estate Investment Trust – 2.7%
HAT Holdings I LLC/HAT Holdings II LLC(a)(b) (BB+/Baa3)
3,285,000	8.000		06/15/27	3,423,167
Iron Mountain, Inc.(a)(b) (BB-/Ba3)
2,425,000	7.000		02/15/29	2,478,690

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust – (continued)
Iron Mountain, Inc.(a)(b) (BB-/Ba3) – (continued)
$3,112,000	4.875%		09/15/29	$ 2,950,300
7,045,000	5.625		07/15/32	6,729,595
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)(b) (BB/Ba1)
7,216,000	5.250		10/01/25	7,206,331
MPT Operating Partnership LP/MPT Finance Corp.(a) (CCC+/Caa1)
2,206,000	5.250	(c)	08/01/26	2,029,873
3,090,000	3.500		03/15/31	1,960,821
SBA Communications Corp.(a) (BB/Ba3)
5,127,000	3.125		02/01/29	4,629,220
Service Properties Trust(a) (BB-/B3)
4,840,000	8.375		06/15/29	4,683,426
Starwood Property Trust, Inc.(a)(b) (BB-/Ba3)
6,478,000	7.250		04/01/29	6,640,663
1,480,000	6.500		07/01/30	1,481,450
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(a)(b) (B-/B2)
2,190,000	10.500		02/15/28	2,334,452
3,280,000	4.750		04/15/28	3,075,492
XHR LP(a)(b) (BB-/B1)
5,028,000	6.625		05/15/30	5,044,341

				54,667,821

Retailing – 4.9%
1011778 BC ULC/New Red Finance, Inc.(a)(b) (B+/B2)
2,755,000	4.375		01/15/28	2,636,149
4,166,000	4.000		10/15/30	3,725,862
1011778 BC ULC/New Red Finance, Inc.(a)(b) (BB+/Ba2)
2,540,000	6.125		06/15/29	2,549,017
Arko Corp.(a)(b) (B-/B3)
8,796,000	5.125		11/15/29	8,004,536
Asbury Automotive Group, Inc.(a) (BB/B1)
573,000	4.500		03/01/28	548,923
8,931,000	4.625	(b)	11/15/29	8,328,872
185,000	4.750		03/01/30	172,570
1,014,000	5.000	(b)	02/15/32	928,033
Beacon Roofing Supply, Inc.(a)(b) (B/B1)
3,600,000	4.125		05/15/29	3,394,908
Carvana Co.(a)(b)(d) (B-u/Caa1u)
(PIK 12.000%, Cash 9.000%)
276,704	9.000		12/01/28	295,393
(PIK 13.000%, Cash 11.000%)
487,325	13.000		06/01/30	536,701
(PIK 14.000%, Cash 9.000%)
581,641	14.000		06/01/31	697,481
Cheesecake Factory, Inc. (NR/NR)
1,728,000	0.375		06/15/26	1,696,896
Cougar JV Subsidiary LLC(a)(b) (B+/B2)
3,773,000	8.000		05/15/32	3,914,714
eG Global Finance PLC(a)(b) (B-/B3)
6,977,000	12.000		11/30/28	7,799,379
Foundation Building Materials, Inc.(a)(b)(c) (CCC+/Caa1)
3,269,000	6.000		03/01/29	2,869,430

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Group 1 Automotive, Inc.(a)(b) (BB+/Ba2)
	$2,208,000	4.000%		08/15/28	$ 2,064,767
	630,000	6.375		01/15/30	632,495
GYP Holdings III Corp.(a)(b) (B/Ba2)
	3,038,000	4.625		05/01/29	2,863,801
Ken Garff Automotive LLC(a)(b) (BB-/B1)
	4,637,000	4.875		09/15/28	4,444,657
LCM Investments Holdings II LLC(a)(b) (BB-/B2)
	8,252,000	4.875		05/01/29	7,705,222
Lithia Motors, Inc.(a)(b) (BB+/Ba2)
	1,258,000	3.875		06/01/29	1,149,862
	853,000	4.375		01/15/31	774,012
Macy’s Retail Holdings LLC(a)(b) (BB+/Ba2)
	1,715,000	5.875		04/01/29	1,672,760
Maryland Bidco Ltd.(a)(d) (NR/NR) (PIK 10.000%, Cash 10.000%)
GBP	1,071,000	10.000		01/26/28	1,018,996
Murphy Oil USA, Inc.(a)(b) (BB+/Ba2)
	$3,341,000	3.750		02/15/31	2,937,641
Nordstrom, Inc.(a) (BB+/Ba2)
	1,795,000	4.375		04/01/30	1,625,696
Penske Automotive Group, Inc.(a) (BB-/Ba3)
	1,707,000	3.500		09/01/25	1,683,136
	3,469,000	3.750		06/15/29	3,151,864
Sonic Automotive, Inc.(a)(b) (BB-/B1)
	3,208,000	4.625		11/15/29	2,962,556
Stonegate Pub Co. Financing PLC(a)(b)(e) (NR/B3) (3 mo. EUR EURIBOR + 6.625%)
EUR	604,000	9.648		07/31/29	644,623
Suburban Propane Partners LP/Suburban Energy Finance Corp.(a)(b) (BB-/B1)
	$3,272,000	5.000		06/01/31	2,920,031
Walgreens Boots Alliance, Inc.(a) (BB-/B1)
	2,900,000	3.450		06/01/26	2,810,738
	2,095,000	8.125	(c)	08/15/29	2,069,273
White Cap Buyer LLC(a)(b) (CCC+/Caa1)
	3,044,000	6.875		10/15/28	3,007,076
Yum! Brands, Inc.(a) (BB/Ba3)
	4,248,000	3.625		03/15/31	3,756,294

					97,994,364

Semiconductors(a)(b) – 0.4%
Amkor Technology, Inc. (BB/Ba3)
	4,563,000	6.625		09/15/27	4,563,183
Entegris, Inc. (BB/Baa3)
	3,240,000	4.750		04/15/29	3,101,846

					7,665,029

Software – 2.5%
AthenaHealth Group, Inc.(a)(b) (CCC/Caa2)
	5,574,000	6.500		02/15/30	5,300,094
Castle U.S. Holding Corp.(a)(b) (C/Ca)
	2,900,000	9.500		02/15/28	1,348,152
Clarivate Science Holdings Corp.(a)(b) (B/Caa1)
	5,391,000	4.875		07/01/29	5,026,407

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software – (continued)
Cloud Software Group, Inc.(a)(b) (B/B2)
	$5,041,000	6.500%	03/31/29	$ 4,947,237
	2,940,000	8.250	06/30/32	3,031,287
Cloud Software Group, Inc.(a)(b) (B-/Caa2)
	8,914,000	9.000	09/30/29	9,053,415
Elastic NV(a)(b) (BB-/Ba3)
	3,315,000	4.125	07/15/29	3,072,707
Open Text Corp.(a)(b) (BB/Ba3)
	2,995,000	3.875	12/01/29	2,714,818
Open Text Corp.(a)(b) (BBB-/Ba1)
	2,350,000	6.900	12/01/27	2,426,163
ROBLOX Corp.(a)(b) (BB+/Ba1)
	2,611,000	3.875	05/01/30	2,353,294
TeamSystem SpA(a)(b) (B-/B2)
EUR	1,075,000	3.500	02/15/28	1,097,526
Twilio, Inc.(a) (BB+/Ba3)
	$6,714,000	3.875	03/15/31	6,020,645
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(a)(b)(c)
	(B+/B1)
	4,350,000	3.875	02/01/29	3,943,536

				50,335,281

Telecommunication Services – 3.4%
Altice France Holding SA(a)(b) (C/Ca)
	11,716,000	10.500	05/15/27	3,401,741
	2,775,000	6.000	02/15/28	724,025
Altice France SA(a)(b) (CCC/Caa1)
	2,023,000	8.125 (c)	02/01/27	1,638,893
	2,730,000	5.125	07/15/29	2,047,418
CommScope LLC(a)(b)(c) (CCC-/Ca)
	4,230,000	8.250	03/01/27	4,039,777
CommScope LLC(a)(b) (CCC+/B3)
	3,467,000	4.750	09/01/29	3,103,797
EchoStar Corp.(a) (B/Caa1)
	3,750,000	10.750	11/30/29	4,033,088
Frontier Communications Holdings LLC(a)(b) (B/B2)
	6,489,000	5.875	10/15/27	6,465,250
Frontier Communications Holdings LLC(a)(b) (CCC+/Caa1)
	4,745,000	6.000	01/15/30	4,733,897
Hughes Satellite Systems Corp.(c) (CCC+/Caa3)
	1,870,000	6.625	08/01/26	1,479,525
Iliad Holding SASU(a)(b) (B+/B2)
	2,775,000	7.000	04/15/32	2,793,204
Level 3 Financing, Inc.(a)(b) (B/B2)
	528,000	10.500	05/15/30	574,865
	900,000	10.750	12/15/30	1,008,828
Level 3 Financing, Inc.(a)(b) (CCC+/Caa1)
	2,814,000	4.500	04/01/30	2,339,560
	1,124,000	3.875	10/15/30	895,738
Lorca Telecom Bondco SA (BB+/Ba3)
EUR	3,396,000	4.000%	09/18/27	3,518,239
Nokia of America Corp. (NR/WR)
	$5,200,000	6.450	03/15/29	5,152,992
Optics Bidco SpA(a)(b) (BB+/Ba1)
	1,916,000	6.000	09/30/34	1,856,987

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Optics Bidco SpA(a)(b) (BB+/Ba1) – (continued)
$2,806,000	7.200%	07/18/36	$ 2,874,915
Sable International Finance Ltd.(a)(b) (BB-/Ba3)
1,795,000	7.125	10/15/32	1,751,453
Telecom Italia Capital SA (BB/Ba3)
124,000	6.000	09/30/34	119,785
940,000	7.200	07/18/36	946,806
Vodafone Group PLC(a)(e) (BB+/Ba1) (5 yr. USD Swap + 4.873%)
4,717,000	7.000	04/04/79	4,883,180
Windstream Services LLC/Windstream Escrow Finance Corp.(a)(b) (B-/B3)
1,380,000	8.250	10/01/31	1,425,098
Zayo Group Holdings, Inc.(a)(b)(c) (B-/B3)
3,415,000	4.000	03/01/27	3,147,776
Zayo Group Holdings, Inc.(a)(b)(c) (CCC/Caa2)
3,525,000	6.125	03/01/28	3,004,992

			67,961,829

Transportation(a)(b) – 0.4%
Rand Parent LLC(c) (BB-/Ba1)
6,277,000	8.500	02/15/30	6,312,088
XPO, Inc. (BB-/Ba3)
1,480,000	7.125	02/01/32	1,515,372

			7,827,460

Water(a)(b) – 0.4%
Solaris Midstream Holdings LLC (B+/B3)
7,280,000	7.625	04/01/26	7,283,567

TOTAL CORPORATE OBLIGATIONS (Cost $1,826,782,810)			$1,784,123,439

Bank Loans(g) – 6.6%
Aerospace & Defense(e) – 0.2%
Dynasty Acquisition Co., Inc. (BB-/Ba3) (1 mo. USD Term SOFR + 2.250%)
$3,925,000	6.607%	10/31/31	$ 3,939,719

Automotive(e) – 0.2%
First Brands Group LLC (B+/B1)(3 mo. USD Term SOFR + 5.000%)
3,417,728	9.847	03/30/27	3,193,457

Banks(e) – 0.1%
Nouryon Finance BV (B+/B2)(6 mo. USD Term SOFR + 3.250%)
2,921,160	7.657	04/03/28	2,938,511

Building & Construction(e) – 0.5%
Brown Group Holding LLC (B+/B2)((1 mo. USD Term SOFR + 2.500%) – (3 mo. USD Term SOFR + 2.500%))
2,885,518	6.857–7.085	07/01/31	2,891,924
Construction Partners, Inc. (B+/B1)(1 mo. USD Term SOFR + 2.500%)
650,000	6.845	11/03/31	652,034

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(g) – (continued)
Building & Construction(e) – (continued)
Energize HoldCo LLC (B/B3)(1 mo. USD Term SOFR + 3.500%)
$2,870,484	7.972%	12/08/28	$ 2,892,012
KKR Apple Bidco LLC (B/B2)(1 mo. USD Term SOFR + 2.750%)
2,958,443	7.222	09/22/28	2,971,638

			9,407,608

Capital Goods - Others – 0.4%
LSF12 Crown U.S. Commercial Bidco LLC(h) (B-/B1)
5,025,000	0.000	12/02/31	5,003,041
Titan Acquisition Ltd.(e) (B-/B3)(6 mo. USD Term SOFR + 6.500%)
2,935,250	10.785	02/15/29	2,957,264

			7,960,305

Chemicals(e) – 0.1%
Windsor Holdings III LLC (B+/B2)(1 mo. USD Term SOFR + 3.500%)
1,633,541	7.856	08/01/30	1,650,759

Commercial Services – 1.0%
Ankura Consulting Group LLC(h) (NR/NR)
5,100,000	0.000	12/17/31	5,100,000
Cinemark USA, Inc.(e) (NR/Ba1)((1 mo. USD Term SOFR + 2.750%) – (3 mo. USD Term SOFR + 2.750%))
3,807,526	7.079–7.107	05/24/30	3,826,564
Fleet Midco I Ltd.(e) (B+/B2)(6 mo. USD Term SOFR + 2.750%)
2,621,659	7.578	02/21/31	2,634,767
Groundworks LLC(e) (B/B3) (1 mo. USD Term SOFR + 3.250%)
4,065,890	7.647	03/14/31	4,085,975
Wand NewCo 3, Inc.(e) (B/B3)(1 mo. USD Term SOFR + 3.250%)
4,761,175	7.607	01/30/31	4,775,792

			20,423,098

Consumer Cyclical Services – 0.4%
Fugue Finance BV(h) (B/B2)
625,000	0.000	01/31/28	629,950
IRB Holding Corp. (NR/B2)(1 mo. USD Term SOFR + 2.500%)
2,885,500	6.728	12/15/27	2,886,135
Pre-Paid Legal Services, Inc.(e) (B-/B3)(1 mo. USD Term SOFR + 3.750%)
3,967,587	8.222	12/15/28	3,990,242

			7,506,327

Consumer Products(e) – 0.0%
Knight Health Holdings LLC (B-/Caa2)(1 mo. USD Term SOFR + 5.250%)
—	9.722	12/23/28	—

Diversified Financial Services(e) – 0.7%
AAL Delaware Holdco, Inc. (B/B2)(1 mo. USD Term SOFR + 3.500%)
$4,937,625	7.857	07/30/31	4,965,424

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(g) – (continued)
Diversified Financial Services(e) – (continued)
FNZ Group Services Ltd. (NR/B3)(3 mo. USD Term SOFR + 5.000%)
$5,225,000	9.554%	11/05/31	$ 5,087,844
NEXUS Buyer LLC (B/B1)(1 mo. USD Term SOFR + 4.000%)
3,830,774	8.357	07/31/31	3,840,351

			13,893,619

Diversified Manufacturing(e) – 0.2%
Chart Industries, Inc. (BB-/Ba3)(3 mo. USD Term SOFR + 2.500%)
3,828,909	6.805	03/15/30	3,840,089

Entertainment(e) – 0.2%
Crown Finance U.S., Inc. (B-/B3)(1 mo. USD Term SOFR + 5.250%)
5,000,000	9.587	12/02/31	4,993,750

Healthcare(e) – 0.1%
Jazz Financing Lux SARL (BB/Ba1)(1 mo. USD Term SOFR + 2.250%)
2,953,150	6.607	05/05/28	2,958,879

Internet(e) – 0.2%
Plano HoldCo, Inc. (B+/B2)(3 mo. USD Term SOFR + 3.500%)
3,475,000	7.829	10/02/31	3,501,062

Machinery(e) – 0.3%
Project Castle, Inc. (B-/Caa1)((3 mo. U.S. (Fed) Prime Rate + 4.500%) – (6 mo. USD Term SOFR + 5.500%))
1,783,465	9.762–12.000	06/01/29	1,554,290
TK Elevator U.S. Newco, Inc. (B/B2)(6 mo. USD Term SOFR + 3.500%)
4,030,936	8.588	04/30/30	4,057,661

			5,611,951

Media - Non Cable(e) – 0.2%
Diamond Sports Group LLC (NR/NR)(Fixed + 5.000%)
496,150	5.000	12/02/25	543,597
iHeartCommunications, Inc. (CCC-/Caa3)(1 mo. USD Term SOFR + 3.000%)
4,100,000	7.472	05/01/26	3,628,500

			4,172,097

Midstream(e) – 0.1%
AL NGPL Holdings LLC (B+/Ba3)(3 mo. USD Term SOFR + 2.500%)
2,759,770	6.788	04/17/28	2,764,379

Packaging(e) – 0.3%
LABL, Inc. (B-/B3)(1 mo. USD Term SOFR + 5.000%)
6,205,290	9.457	10/29/28	5,987,484

Pharmaceuticals – 0.3%
IVC Acquisition Ltd. (B/B3)(3 mo. USD Term SOFR + 0.000%)
4,974,937	9.079	12/12/28	5,009,165

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(g) – (continued)
Pipelines – 0.4%
Epic Y-Grade Services LP(e) (B-/B3)(3 mo. USD Term SOFR + 5.750%)
$4,688,250	10.044%	06/29/29	$ 4,691,907
Prairie ECI Acquiror LP (NR/B3)(1 mo. USD Term SOFR + 4.750%)
2,787,326	8.607	08/01/29	2,801,959

			7,493,866

Restaurants(e) – 0.2%
SeaWorld Parks & Entertainment, Inc. (NR/Ba2)(1 mo. USD Term SOFR + 2.000%)
3,812,322	6.357	12/04/31	3,799,627

Retailers(e) – 0.0%
Restoration Hardware, Inc. (B+/B1)(1 mo. USD Term SOFR + 2.500%)
2,600	6.972	10/20/28	2,573

Technology(e) – 0.3%
Clover Holdings 2 LLC (B/B2)(6 mo. USD Term SOFR + 7.750%)
5,425,000	7.750	11/01/31	5,425,000

Technology - Software(e) – 0.0%
Physician Partners LLC (CCC+/Caa2)(3 mo. USD Term SOFR + 4.000%)
2,285,375	8.735	12/26/28	921,760

Transportation Services(e) – 0.1%
MH Sub I LLC (B/B1)(1 mo. USD Term SOFR + 4.250%)
2,920,352	8.607	05/03/28	2,919,826

Wireless Telecommunication Services(e) – 0.1%
CCI Buyer, Inc. (B-/B1)(3 mo. USD Term SOFR + 4.000%)
2,028,920	8.329	12/17/27	2,028,190

TOTAL BANK LOANS (Cost $133,860,363)			$ 132,343,101

Shares	Description	Value

Common Stocks – 0.5%
Automobile Components – 0.0%
1,229	Lear Corp.	$ 116,386

Chemicals – 0.0%
411	LyondellBasell Industries NV Class A	30,525

Commercial Services & Supplies(f) – 0.0%
7,179,000	Reorganized ISA SA	—

Communications Equipment(f) – 0.4%
229,679	Intelsat SA	6,823,304

Diversified Telecommunication Services(f) – 0.0%
4,500	Holdco	31,266

Energy Equipment & Services – 0.1%
33,272	Noble Corp. PLC	1,044,741

Ground Transportation(f) – 0.0%
207,829	Hertz Global Holdings, Inc.	760,654

Oil, Gas & Consumable Fuels(f) – 0.0%
18,791	Valaris Ltd.	831,314

TOTAL COMMON STOCKS (Cost $21,499,984)		$ 9,638,190

Shares	Dividend Rate	Value

Preferred Stocks – 0.1%
Aerospace/Defense – 0.1%
Boeing Co.
15,000	6.000	$ 913,350
(Cost $750,000)

Units	Expiration Date	Value

Warrants(f) – 0.0%
Intelsat SA (NR/NR)
6,089	02/17/27	$ 7,386
Noble Corp. PLC (NR/NR)
4,596	02/04/28	50,119
(Cost $11,490)

TOTAL WARRANTS (Cost $3,316,784)		$ 57,505

Shares	Description	Value

Exchange Traded Funds – 0.7%
356,595	iShares Broad USD High Yield Corporate Bond ETF (NR/NR)	$ 13,119,130
(Cost $12,690,454)

Shares	Dividend Rate	Value

Investment Company(i) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
45,694	4.392%	$ 45,694
(Cost $45,694)

Securities Lending Reinvestment Vehicle(i) – 2.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
55,749,114	4.392%	$ 55,749,114
(Cost $ 55,749,114)

TOTAL INVESTMENTS – 100.2% (Cost $ 2,054,695,203)		$1,995,989,523

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		$(3,338,508)

NET ASSETS – 100.0%		$1,992,651,015

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	All or a portion of security is on loan.

(d)	Pay-in-kind securities.

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2024.

(f)	Security is currently in default and/or non-income producing.

(g)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on December 31, 2024. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate(“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(h)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(i)	Represents an affiliated issuer.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At December 31, 2024, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Groundworks LLC (B/B3), due 03/14/31	$613,679	$613,482	$2,596

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Barclays Bank PLC	USD	42,526,716	EUR	39,205,067	01/16/25	$1,889,646
HSBC Bank PLC	USD	25,888,213	GBP	20,404,101	03/10/25	357,839

TOTAL						$2,247,485

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Barclays Bank PLC	EUR	265,850	USD	283,310	01/16/25	$(7,749)
HSBC Bank PLC	EUR	2,155,962	USD	2,264,806	01/16/25	(30,095)
State Street Bank and Trust	EUR	1,852,436	USD	1,949,787	01/16/25	(29,689)

TOTAL						$(67,533)

FUTURES CONTRACTS — At December 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	196	03/20/25	$21,315,000	$(325,682)
2 Year U.S. Treasury Notes	394	03/31/25	81,010,094	(59,846)
Ultra 10-Year U.S. Treasury Notes	272	03/20/25	30,277,000	(501,308)
Ultra Long U.S. Treasury Bonds	64	03/20/25	7,610,000	(283,899)

Total				$(1,170,735)

Short position contracts:
5 Year German Euro-Bobl	(88)	03/06/25	(10,743,502)	145,251

TOTAL FUTURES CONTRACTS				$(1,025,484)

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2024(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 34	5.000%	0.661%	06/20/25	$45,364	$993,778	$277,753	$716,025
CDX.NA.HY Index 39	5.000	2.205	12/20/27	90,783	6,988,590	4,782,806	2,205,784
CDX.NA.HY Index 43	5.000	3.128	12/20/29	56,275	4,398,897	4,364,269	34,628

TOTAL					$12,381,265	$9,424,828	$2,956,437

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

IBXXLLTR Index	12M SOFR	JPMorgan Securities, Inc.	03/20/25	$4,658	$(2,457)

#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made quarterly.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
EURIBOR	— Euro Interbank Offered Rate
ICE	— Inter-Continental Exchange
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NR	— Not Rated
PIK	— Payment in kind
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate
SPX	— S&P 500 Index
USD	— U.S. Dollar

Abbreviations:
CDX.NA.HY Index 34	— CDX North America High Yield Index 34
CDX.NA.HY Ind 39	— CDX North America High Yield Index 39
CDX.NA.HY Ind 43	— CDX North America High Yield Index 43
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – 83.0%
Aerospace & Defense(b) – 3.2%
Bleriot U.S. Bidco, Inc. (B/WR) (3 mo. USD Term SOFR + 2.750%)
$2,084,701	7.079%	10/31/30	$ 2,094,145
Brown Group Holding LLC (B+/B2) (1 mo. USD Term SOFR + 2.500%)
10,901,498	6.857	07/01/31	10,933,876
Castlelake Aviation Ltd. (BB/Ba3) (3 mo. USD Term SOFR + 2.750%)
6,871,807	6.859	10/22/26	6,882,114
Dynacast International LLC (NR/NR) (3 mo. USD Term SOFR + 4.500%)
4,096,103	9.364	07/22/25	4,014,180
Dynasty Acquisition Co., Inc. (BB-/Ba3) (1 mo. USD Term SOFR + 2.250%)
5,400,000	6.607	10/31/31	5,420,250
Ovation Parent, Inc. (B/B2) (3 mo. USD Term SOFR + 3.500%)
7,107,187	7.829	04/21/31	7,147,201
Propulsion (BC) Finco SARL (NR/B2) (3 mo. USD Term SOFR + 3.250%)
8,951,506	7.579	09/14/29	9,028,220
Spirit Aerosystems, Inc. (BB-/Ba2) (3 mo. USD Term SOFR + 4.250%)
4,923,073	9.085	01/15/27	4,959,997
TransDigm, Inc. (BB-/Ba3) (3 mo. USD Term SOFR + 2.750%)
9,761,464	6.829	02/28/31	9,774,642

			60,254,625

Airlines(b) – 0.2%
American Airlines, Inc. (NR/Ba1) (3 mo. USD Term SOFR + 4.750%)
3,657,500	9.629	04/20/28	3,750,181

Automotive(b) – 1.2%
Autokiniton U.S. Holdings, Inc. (B/B2) (1 mo. USD Term SOFR + 4.000%)
5,436,394	8.472	04/06/28	5,394,752
First Brands Group LLC (B-/Caa1) (3 mo. USD Term SOFR + 8.500%)
3,850,000	13.347	03/30/28	3,465,000
First Brands Group LLC (B+/B1) (3 mo. USD Term SOFR + 5.000%)
8,122,798	9.847	03/30/27	7,602,087
Holley Purchaser, Inc. (B/B2) (1 mo. USD Term SOFR + 3.750%)
5,814,388	8.222	11/17/28	5,686,007

			22,147,846

Automotive - Distributors(b) – 1.1%
American Axle & Manufacturing, Inc. (BB+/Ba1) ((1 mo. USD Term SOFR + 3.000%) – (6 mo. USD Term SOFR + 3.000%))
5,912,917	7.446–7.658	12/13/29	5,962,172
DexKo Global, Inc. (B-/B2) (3 mo. USD Term SOFR + 3.750%)
4,026,079	8.340	10/04/28	3,794,177
RealTruck Group, Inc. (B-/B2) (1 mo. USD Term SOFR + 3.500%)
4,859,448	7.972	01/31/28	4,704,042

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Automotive - Distributors(b) – (continued)
SRAM LLC (BB-/B1) (1 mo. USD Term SOFR + 2.750%)
	$6,917,594	7.222%	05/18/28	$ 6,946,440

				21,406,831

Automotive - Parts – 1.3%
Adient U.S. LLC(b) (BBB-/Baa2) (1 mo. USD Term SOFR + 2.250%)
	5,064,229	6.607	01/31/31	5,079,624
Clarios Global LP(b) (BB-/Ba3)
((1 mo. EUR EURIBOR + 3.000%) – (3 mo. EUR EURIBOR + 3.000%))
EUR	4,125,000	5.863–6.056	07/16/31	4,273,478
(1 mo. USD Term SOFR + 2.500%)
	$5,336,625	6.857	05/06/30	5,352,635
Mavis Tire Express Services Corp.(b) (B-/B2) (1 mo. USD Term SOFR + 3.500%)
	9,836,631	7.857	05/04/28	9,892,011

				24,597,748

Banks(b) – 0.5%
Nouryon Finance BV (B+/B2) (6 mo. USD Term SOFR + 3.250%)
	7,271,019	7.657	04/03/28	7,314,209
Superannuation & Investments U.S. LLC (BB-/Ba2) (1 mo. USD Term SOFR + 3.750%)
	2,431,600	8.222	12/01/28	2,442,542

				9,756,751

Building & Construction(b) – 1.9%
Construction Partners, Inc. (B+/B1) (1 mo. USD Term SOFR + 2.500%)
	1,250,000	6.845	11/03/31	1,253,912
Cube Industrials Buyer, Inc. (B/B3) (3 mo. USD Term SOFR + 3.500%)
	1,850,000	8.132	10/17/31	1,859,250
DG Investment Intermediate Holdings 2, Inc. (B-/B2) (1 mo. USD Term SOFR + 3.750%)
	11,644,087	8.222	03/31/28	11,736,309
DG Investment Intermediate Holdings 2, Inc. (CCC/Caa2) (1 mo. USD Term SOFR + 6.750%)
	600,000	11.222	03/30/29	595,500
Energize HoldCo LLC (B/B3) (1 mo. USD Term SOFR + 3.500%)
	10,395,944	7.972	12/08/28	10,473,914
KKR Apple Bidco LLC (B/B2) (1 mo. USD Term SOFR + 2.750%)
	10,644,393	7.222	09/22/28	10,691,867

				36,610,752

Building Materials – 3.4%
Associated Materials, Inc.(b) (B/B3) (1 mo. USD Term SOFR + 6.000%)
	7,178,829	10.357	03/08/29	7,050,184
Chamberlain Group, Inc.(b) (B/B3) (1 mo. USD Term SOFR + 3.250%)
	7,090,552	7.707	11/03/28	7,124,232

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Building Materials – (continued)
Cornerstone Building Brands, Inc.(b) (B/B2) (1 mo. USD Term SOFR + 3.250%)
	$2,969,800	7.747%	04/12/28	$ 2,829,477
CP Atlas Buyer, Inc.(b) (B-/B2) (1 mo. USD Term SOFR + 3.750%)
	4,094,424	8.207	11/23/27	3,982,278
Hunter Douglas, Inc.(b) (B/B1) (3 mo. USD Term SOFR + 3.500%)
	6,494,153	8.021	02/26/29	6,477,917
Icebox Holdco III, Inc.(b) (B-/B2) (3 mo. USD Term SOFR + 3.500%)
	7,350,706	8.086	12/22/28	7,395,766
Icebox Holdco III, Inc.(b) (CCC/Caa2) (3 mo. USD Term SOFR + 6.750%)
	1,525,000	11.340	12/21/29	1,538,984
LBM Acquisition LLC(b) (B-/B3)
(1 mo. USD Term SOFR + 3.750%)
	3,873,300	8.207	12/17/27	3,879,459
	1,194,000	8.297	06/06/31	1,182,191
MI Windows and Doors LLC(b) (BB-/B1) (1 mo. USD Term SOFR + 3.000%)
	6,567,000	7.357	03/28/31	6,623,542
Oscar AcquisitionCo LLC(b) (B/B1) (6 mo. USD Term SOFR + 4.250%)
	3,936,309	8.495	04/29/29	3,888,877
Quikrete Holdings, Inc.(b) (BB/Ba2) (1 mo. USD Term SOFR + 2.500%)
	1,959,216	6.857	04/14/31	1,956,983
Vector WP Holdco, Inc.(b) (B/B3) (1 mo. USD Term SOFR + 5.000%)
	8,813,223	9.472	10/12/28	8,714,074
Wilsonart LLC(b) (B+/B2) (3 mo. USD Term SOFR + 4.250%)
	2,169,563	8.579	08/05/31	2,172,014

				64,815,978

Capital Goods - Others – 2.6%
AI Aqua Merger Sub, Inc.(b) (B/B3) (1 mo. USD Term SOFR + 3.500%)
	9,118,914	7.337	07/31/28	9,118,914
Engineered Machinery Holdings, Inc.(b) (B-/B1) (3 mo. EUR EURIBOR + 3.750%)
EUR	3,307,900	6.433	05/21/28	3,439,336
(3 mo. USD Term SOFR + 3.750%)
	$3,999,971	8.340	05/19/28	4,022,491
Engineered Machinery Holdings, Inc.(b) (CCC+/Caa1) (3 mo. USD Term SOFR + 6.000%)
	500,000	10.590	05/21/29	499,250
(3 mo. USD Term SOFR + 6.500%)
	2,000,000	11.090	05/21/29	2,000,000
LSF12 Crown U.S. Commercial Bidco LLC(c) (B-/B1)
	6,850,000	0.000	12/02/31	6,820,066
Nvent Electric PLC(c) (B/B2)
	4,225,000	0.000	09/12/31	4,265,940
RC Buyer, Inc.(b) (B-/B2) (1 mo. USD Term SOFR + 3.500%)
	4,103,964	7.972	07/28/28	4,077,576

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Capital Goods - Others – (continued)
Team Health Holdings, Inc.(b) (B-/Ca) (3 mo. USD Term SOFR + 5.250%)
$4,253,785	9.835%	03/02/27	$ 4,104,902
Titan Acquisition Ltd.(b) (B-/B3) (6 mo. USD Term SOFR + 6.500%)
10,201,997	10.785	02/15/29	10,278,512

			48,626,987

Chemicals – 5.3%
AAP Buyer, Inc.(b) (B+/B1) (1 mo. USD Term SOFR + 3.250%)
4,800,000	7.607	09/09/31	4,830,000
Albaugh LLC(b) (BB/Ba3) (1 mo. USD Term SOFR + 3.750%)
3,807,035	8.107	04/06/29	3,790,398
Arthur U.S. Finco, Inc.(b) (B/B3) (3 mo. USD Term SOFR + 5.250%)
2,257,938	9.579	12/14/29	1,970,050
Ascend Performance Materials Operations LLC(b) (B/B2) (6 mo. USD Term SOFR + 4.750%)
4,602,884	9.095	08/27/26	3,909,276
Berlin Packaging LLC(c) (B-/B2)
8,754,288	0.000	06/09/31	8,780,550
Chemours Co.(b) (BB+/Ba1) (1 mo. USD Term SOFR + 3.000%)
4,887,674	7.357	08/18/28	4,907,518
Consolidated Energy Finance SA(b) (B/B1) (3 mo. USD Term SOFR + 4.500%)
5,061,750	9.014	11/15/30	4,909,897
Discovery Purchaser Corp.(b) (B-/B3) (3 mo. USD Term SOFR + 4.375%)
2,718,187	8.650	10/04/29	2,730,419
ECO Services Operations Corp.(b) (BB/B1) (3 mo. USD Term SOFR + 2.250%)
5,077,336	6.835	06/12/31	5,093,228
INEOS Enterprises Holdings U.S. Finco LLC(b) (BB/B1) (3 mo. USD Term SOFR + 3.750%)
10,346,508	8.364	07/08/30	10,359,442
INEOS Quattro Holdings U.K. Ltd.(b) (BB/B1) (1 mo. USD Term SOFR + 4.250%)
2,504,923	8.607	10/01/31	2,526,841
Innophos, Inc.(c) (B+/B1)
2,835,098	0.000	03/16/29	2,833,766
LSF11 A5 Holdco LLC(b) (B/B1) (1 mo. USD Term SOFR + 3.500%)
11,024,925	7.972	10/15/28	11,080,049
Minerals Technologies, Inc.(b) (BB+/Ba1) (1 mo. USD Term SOFR + 2.000%)
1,075,000	6.339	11/21/31	1,077,687
Momentive Performance Materials, Inc.(b) (B+/Ba3) (1 mo. USD Term SOFR + 4.500%)
4,966,001	8.357	03/29/28	5,015,661
Trident TPI Holdings, Inc.(b) (NR/B2) (6 mo. USD Term SOFR + 3.750%)
9,429,898	8.188	09/15/28	9,500,623
Trinseo Materials Operating SCA(b) (CCC+/Caa3) (3 mo. USD Term SOFR + 2.500%)
4,423,294	7.276	05/03/28	2,900,044

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Chemicals – (continued)
Windsor Holdings III LLC(b) (B+/B2) (1 mo. USD Term SOFR + 3.500%)
	$6,346,741	7.856%		08/01/30	$ 6,413,636
WR Grace & Co-Conn.(b) (B-/B1) (3 mo. USD Term SOFR + 3.250%)
	6,957,153	7.579		09/22/28	7,012,811

					99,641,896

Coal(b) – 0.3%
Oxbow Carbon LLC (BB-/B1) (1 mo. USD Term SOFR + 4.000%)
	5,146,625	7.857		05/10/30	5,127,325

Commercial Services – 5.1%
Allied Universal Holdco LLC(b) (B/B3)
(1 mo. EUR EURIBOR + 3.750%)
EUR	653,063	6.613		05/12/28	673,282
(1 mo. USD Term SOFR + 3.750%)
	$10,800,819	8.207		05/12/28	10,826,849
Ankura Consulting Group LLC(c) (B-/B3)
	8,857,799	0.000		03/17/28	8,857,798
Ankura Consulting Group LLC (NR/NR) (1 mo. USD Term SOFR + 0.000%)
	1,950,000	7.838		12/17/31	1,950,000
Anticimex International AB(b) (B/B2) (3 mo. USD Term SOFR + 3.150%)
	6,337,167	7.720		11/16/28	6,375,443
Cinemark USA, Inc.(b) (NR/Ba1) ((1 mo. USD Term SOFR + 2.750%) – (3 mo. USD Term SOFR + 2.750%))
	6,853,547	7.079–7.107		05/24/30	6,887,815
Da Vinci Purchaser Corp.(b) (B-/B2) (1 mo. USD Term SOFR + 3.500%)
	9,212,198	7.857		01/08/27	9,241,769
Element Materials Technology Group U.S. Holdings, Inc.(b) (B/B3) (3 mo. USD Term SOFR + 3.750%)
	5,550,877	8.079		07/06/29	5,575,190
Fleet Midco I Ltd.(b) (B+/B2) (6 mo. USD Term SOFR + 2.750%)
	4,513,812	7.578		02/21/31	4,536,381
Garda World Security Corp.(b) (B/B1) (1 mo. USD Term SOFR + 3.500%)
	9,529,159	7.897		02/01/29	9,547,074
Groundworks LLC(b) (B/B3) (1 mo. USD Term SOFR + 3.250%)
	5,731,174	7.647		03/14/31	5,759,486
Holding Socotec (B/B2)
	8,450,000	0.000	(c)	06/30/28	8,471,125
(3 mo. EUR EURIBOR + 3.500%)
EUR	1,025,000	6.183	(b)	06/02/28	1,064,804
Vaco Holdings LLC(b) (B-/B3) (3 mo. USD Term SOFR + 5.000%)
	$9,330,180	9.479		01/21/29	8,607,091
Wand NewCo 3, Inc.(b) (B/B3) (1 mo. USD Term SOFR + 3.250%)
	6,934,225	7.607		01/30/31	6,955,513

					95,329,620

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Consumer Cyclical Services – 3.4%
Albion Financing 3 SARL(b) (BB-/B1) (3 mo. USD Term SOFR + 4.250%)
	$7,983,472	8.800%	08/16/29	$ 8,049,975
Asurion LLC(b) (B/B3) (1 mo. USD Term SOFR + 5.250%)
	2,250,000	9.722	01/20/29	2,166,323
Asurion LLC(b) (B+/Ba3) (1 mo. USD Term SOFR + 3.250%)
	3,369,286	8.607	09/19/30	3,357,258
Core & Main LP(b) (BB-/Ba3) (1 mo. USD Term SOFR + 2.000%)
	860,046	6.338	07/27/28	860,408
Fugue Finance BV(c) (B/B2)
	600,000	0.000	01/31/28	604,752
GBT U.S. III LLC(b) (B+/B2) (3 mo. USD Term SOFR + 3.000%)
	4,375,000	7.626	07/25/31	4,391,406
GSM Holdings, Inc.(b) (B/B3) (1 mo. USD Term SOFR + 5.000%)
	4,812,938	9.357	09/30/31	4,698,630
Hertz Corp.(b) (B/Ba3)
(1 mo. USD Term SOFR + 3.250%)
	1,834,318	7.972	06/30/28	1,648,391
(1 mo. USD Term SOFR + 3.500%)
	344,601	7.972	06/30/28	309,672
IRB Holding Corp. (NR/B2) (1 mo. USD Term SOFR + 2.500%)
	5,768,513	6.978	12/15/27	5,769,782
Pre-Paid Legal Services, Inc.(b) (B-/B3) (1 mo. USD Term SOFR +3.750%)
	4,093,120	8.222	12/15/28	4,116,491
Spin Holdco, Inc.(b) (CCC+/Caa1) (3 mo. USD Term SOFR + 4.000%)
	2,659,513	8.706	03/04/28	2,233,380
Thevelia (U.S.) LLC(b) (B+/B1) (3 mo. USD Term SOFR + 3.250%)
	7,400,205	7.579	06/18/29	7,437,206
Verisure Holding AB(b) (B+/B1) (3 mo. EUR EURIBOR + 3.000%)
EUR	9,015,000	5.715	03/27/28	9,360,597
Veritiv Corp.(b) (B+/B2) (3 mo. USD Term SOFR + 4.500%)
	$8,724,579	8.829	11/30/30	8,744,558

				63,748,829

Consumer Products(b) – 0.5%
Kronos Acquisition Holdings, Inc. (B-/B2) (3 mo. USD Term SOFR + 4.000%)
	5,161,226	8.288	07/08/31	4,859,604
MajorDrive Holdings IV LLC (B/B2) (3 mo. USD Term SOFR + 4.000%)
	4,897,757	8.590	06/01/28	4,764,832

				9,624,436

Diversified Financial Services – 3.4%
AAL Delaware Holdco, Inc.(b) (B/B2) (1 mo. USD Term SOFR + 3.500%)
	10,423,875	7.857	07/30/31	10,482,561
Advisor Group, Inc.(b) (B/B1) (1 mo. USD Term SOFR + 3.500%)
	3,134,269	7.857	08/17/28	3,143,171
Allspring Buyer LLC(c) (NR/NR)
	3,287,796	0.000	11/01/30	3,288,618

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Diversified Financial Services – (continued)
DRW Holdings LLC(b) (BB-/Ba3) (6 mo. USD Term SOFR + 3.500%)
	$10,097,993	8.588%	06/26/31	$ 10,089,612
Edelman Financial Center LLC(b) (B/B2) (3 mo. USD Term SOFR + 3.000%)
	10,230,114	7.353	04/07/28	10,279,116
Eisner Advisory Group LLC(b) (B-/B2) (1 mo. USD Term SOFR + 4.000%)
	5,268,774	8.357	02/28/31	5,317,721
FNZ Group Services Ltd.(b) (NR/B3) (3 mo. USD Term SOFR + 5.000%)
	6,750,000	9.554	11/05/31	6,572,813
NEXUS Buyer LLC(b) (B/B1) (1 mo. USD Term SOFR + 4.000%)
	9,920,449	8.357	07/31/31	9,945,250
NGP XI Midstream Holdings LLC(b) (B/B3) (3 mo. USD Term SOFR + 4.000%)
	5,050,000	8.329	07/25/31	5,087,875

				64,206,737

Diversified Manufacturing – 3.5%
AZZ, Inc.(b) (BB/Ba3) (1 mo. USD Term SOFR + 2.500%)
	3,564,633	6.857	05/13/29	3,574,186
CeramTec AcquiCo GmbH(b) (B/B2) (3 mo. EUR EURIBOR + 3.500%)
EUR	7,950,000	6.412	03/16/29	8,206,677
Chart Industries, Inc.(b) (BB-/Ba3) (3 mo. USD Term SOFR + 2.500%)
	$7,672,537	6.805	03/15/30	7,694,941
CPM Holdings, Inc.(b) (B-/B3) (1 mo. USD Term SOFR + 4.500%)
	3,208,794	8.837	09/28/28	3,105,407
Fluid-Flow Products, Inc.(b) (B-/B3) (1 mo. USD Term SOFR + 3.750%)
	10,142,395	8.222	03/31/28	10,198,179
II-VI, Inc.(c) (BB-/Ba1)
	10,575,279	0.000	07/02/29	10,586,277
MKS Instruments, Inc.(b) (BB/Ba1) (1 mo. USD Term SOFR + 2.750%)
EUR	1,307,684	5.596	08/17/29	1,357,706
Pelican Products, Inc.(b) (B-/B3) (3 mo. USD Term SOFR + 4.250%)
	$7,129,500	8.840	12/29/28	6,388,032
SPX Flow, Inc.(b) (B/B1) (1 mo. USD Term SOFR + 3.000%)
	7,519,268	7.357	04/05/29	7,574,911
Touchdown Acquirer, Inc.(b) (B/B2) (3 mo. EUR EURIBOR + 4.000%)
EUR	607,600	6.683	02/21/31	630,433
Victory Buyer LLC(b) (CCC+/B3) (1 mo. USD Term SOFR + 3.750%)
	$6,190,449	8.222	11/19/28	6,065,526

				65,382,275

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Electrical(b) – 0.9%
Edgewater Generation LLC (BB-/Ba3) (1 mo. USD Term SOFR + 4.250%)
	$3,239,744	8.595%	08/01/30	$ 3,281,990
Lightning Power LLC (BB/Ba3) (3 mo. USD Term SOFR + 3.250%)
	5,710,687	7.579	08/18/31	5,767,794
Pike Corp. (BB-/Ba3) (1 mo. USD Term SOFR + 3.000%)
	6,105,822	7.472	01/21/28	6,146,731
Trulite Holding Corp. (BB/B2) (3 mo. USD Term SOFR + 6.000%)
	2,014,916	10.310	03/01/30	2,004,842

				17,201,357

Energy(b) – 0.8%
Delek U.S. Holdings, Inc. (BB/B1) (1 mo. USD Term SOFR + 3.500%)
	12,785,426	7.957	11/19/29	12,789,006
ITT Holdings LLC (BB-/Ba2) (1 mo. USD Term SOFR + 2.750%)
	1,471,294	7.107	10/11/30	1,478,283

				14,267,289

Energy - Exploration & Production – 0.2%
Kohler Energy Co. LLC (B/B1) (1 mo. USD Term SOFR + 3.750%)
	4,556,844	8.107	05/01/31	4,545,452

Entertainment(b) – 2.3%
Alterra Mountain Co. (NR/B1) (1 mo. USD Term SOFR + 2.750%)
	9,632,024	7.107	08/17/28	9,686,252
Arcis Golf LLC (B+/B2) (1 mo. USD Term SOFR + 3.750%)
	6,906,613	8.209	11/24/28	6,984,313
Carnival Corp. (BBB-/Ba1) (1 mo. USD Term SOFR + 2.750%)
	7,776,048	7.107	10/18/28	7,816,561
Crown Finance U.S., Inc. (B-/B3) (1 mo. USD Term SOFR + 5.250%)
	4,900,000	9.587	12/02/31	4,893,875
Fender Musical Instruments Corp. (B/B3) (1 mo. USD Term SOFR + 4.000%)
	7,967,613	8.457	12/01/28	7,773,442
Motion Finco SARL (B/B2) (3 mo. USD Term SOFR + 3.500%)
	3,950,587	7.829	11/12/29	3,901,205
Playtika Holding Corp. (BB+/Ba2) (1 mo. USD Term SOFR + 2.750%)
	3,050,935	7.222	03/13/28	3,056,335

				44,111,983

Environmental(b) – 1.1%
Covanta Holding Corp. (BB/Ba2) (1 mo. USD Term SOFR + 2.500%)
	5,050,970	6.826	11/30/28	5,057,283
Luna III SARL (BB-/B1) (1 mo. EUR EURIBOR + 4.175%)
EUR	7,625,000	6.970	10/23/28	7,929,948

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Environmental(b) – (continued)
Madison IAQ LLC (B/B1) (6 mo. USD Term SOFR + 2.750%)
	$7,088,273	7.889%	06/21/28	$ 7,107,128

				20,094,359

Food & Drug Retailing(b) – 1.2%
Chef’s Warehouse Leasing Co. LLC (BB-/B1) (1 mo. USD Term SOFR + 3.500%)
	5,005,373	7.857	08/23/29	5,030,399
Chobani LLC (B/Ba3) (1 mo. USD Term SOFR + 3.250%)
	5,067	7.722	10/25/27	5,103
Froneri International Ltd. (BB-/Ba3) (1 mo. USD Term SOFR + 2.000%)
	2,292,095	6.357	09/17/31	2,292,508
Pegasus BidCo BV (B+/B1) (3 mo. USD Term SOFR + 2.250%)
	10,129,822	7.774	07/12/29	10,212,177
United Natural Foods, Inc. (B+/B3) (1 mo. USD Term SOFR + 4.750%)
	4,054,625	9.107	05/01/31	4,109,363

				21,649,550

Gaming – 0.3%
GVC Holdings (Gibraltar) Ltd.(b) (BB-/Ba1)
(3 mo. USD Term SOFR + 2.500%)
	1,990,395	6.929	03/29/27	1,994,953
(3 mo. USD Term SOFR + 2.750%)
	3,100,562	7.079	10/31/29	3,107,011

				5,101,964

Health Care Products(b) – 0.5%
Iris BidCo GmbH(d) (B-/B3) (3 mo. EUR EURIBOR + 5.000%)
EUR	8,525,000	8.056	06/29/28	8,598,815
Medline Borrower LP (B+/Ba3) (1 mo. USD Term SOFR + 2.250%)
	$11,431	6.607	10/23/28	11,462

				8,610,277

Health Care Services(b) – 2.2%
Accelerated Health Systems LLC (CCC+/Caa2) (3 mo. USD Term SOFR + 4.250%)
	3,671,154	8.729	02/15/29	2,815,775
Electron BidCo, Inc. (B/B2) (1 mo. USD Term SOFR + 2.750%)
	4,837,786	7.107	11/01/28	4,851,719
Help At Home, Inc. (B-/B2) (1 mo. USD Term SOFR + 5.000%)
	5,999,054	9.357	09/24/31	5,991,555
Lonza Group AG (B-/B2) (3 mo. USD Term SOFR + 3.925%)
	4,207,122	8.354	07/03/28	4,118,689
Mehilainen Yhtiot OYJ (B/B2) (1 mo. EUR EURIBOR + 4.000%)
EUR	4,325,939	6.863	08/05/31	4,495,586
NAPA Management Services Corp. (B-/B3) (1 mo. USD Term SOFR + 5.250%)
	$4,288,651	9.707	02/23/29	3,985,786
Phoenix Guarantor, Inc. (B+/B1) (1 mo. USD Term SOFR + 1.500%)
	4,937,750	6.857	02/21/31	4,950,736

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Health Care Services(b) – (continued)
Summit Behavioral Healthcare LLC (B-/B3) (3 mo. USD Term SOFR + 4.250%)
$3,136,295	8.764%	11/24/28	$ 2,509,036
U.S. Radiology Specialists, Inc. (NR/B3) (3 mo. USD Term SOFR +4.750%)
7,862,060	9.079	12/15/27	7,903,336

			41,622,218

Healthcare(b) – 0.8%
LifePoint Health, Inc. (B/B2) (3 mo. USD Term SOFR + 3.750%)
10,426,455	8.406	05/17/31	10,455,440
Onex TSG Intermediate Corp. (B/B2) (3 mo. USD Term SOFR + 4.750%)
5,065,798	9.597	02/28/28	5,097,460

			15,552,900

Insurance – 3.9%
Acrisure LLC(c) (NR/B2)
10,307,587	0.000	11/06/30	10,304,392
Alliant Holdings Intermediate LLC(b) (B/B2) (1 mo. USD Term SOFR + 2.750%)
10,051,878	7.106	09/19/31	10,067,559
AssuredPartners, Inc.(b) (B/B2) (1 mo. USD Term SOFR + 3.500%)
7,117,073	7.857	02/14/31	7,126,396
Broadstreet Partners, Inc.(b) (B/B2) (1 mo. USD Term SOFR + 3.000%)
9,178,875	7.357	06/13/31	9,201,363
Howden Group Holdings Ltd.(b) (NR/B2)
(1 mo. USD Term SOFR + 3.000%)
7,592,721	7.357	02/15/31	7,635,847
(1 mo. USD Term SOFR + 3.500%)
1,234,296	7.857	04/18/30	1,241,752
OneDigital Borrower LLC(b) (B/B2) (1 mo. USD Term SOFR + 3.250%)
9,535,604	7.607	07/02/31	9,547,809
Sedgwick Claims Management Services, Inc.(b) (B+/B2) (3 mo. USD Term SOFR + 3.000%)
11,091,752	7.585	07/31/31	11,147,210
Truist Insurance Holdings LLC(b) (NR/B2) (3 mo. USD Term SOFR + 2.750%)
757,726	7.079	05/06/31	758,909
USI, Inc.(b) (NR/B1) (3 mo. USD Term SOFR + 2.250%)
7,146,033	6.579	11/22/29	7,127,311

			74,158,548

Internet – 0.9%
BEP Intermediate Holdco LLC(b) (B/B1) (1 mo. USD Term SOFR +3.250%)
3,371,491	7.607	04/25/31	3,390,472
Boost Newco Borrower LLC(b) (BB/Ba3) (3 mo. USD Term SOFR + 2.500%)
4,987,500	6.829	01/31/31	5,007,251

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Internet – (continued)
Buzz Finco LLC(b) (B/B1)
(1 mo. USD Term SOFR + 2.750%)
	$3,726,684	7.207%	01/29/27	$ 3,726,684
(1 mo. USD Term SOFR + 3.250%)
	267,727	7.707	01/29/27	267,727
Plano HoldCo, Inc.(b) (B+/B2) (3 mo. USD Term SOFR + 3.500%)
	5,100,000	7.829	10/02/31	5,138,250

				17,530,384

Lodging(b) – 1.1%
Caesars Entertainment, Inc. (BB-/Ba3) (1 mo. USD Term SOFR + 2.250%)
	4,400,375	6.607	02/06/30	4,398,527
Hilton Grand Vacations Borrower LLC (BB+/Ba2) (1 mo. USD Term SOFR + 3.000%)
	6,891,164	6.857	08/02/28	6,909,288
Playa Resorts Holding BV (B+/B1) (1 mo. USD Term SOFR + 2.750%)
	7,301,000	7.107	01/05/29	7,301,803
Travel & Leisure Co. (BB-/Ba3) (3 mo. USD Term SOFR + 2.500%)
	2,859,063	6.927	12/14/29	2,864,438

				21,474,056

Machinery(b) – 1.8%
Apex Tool Group LLC(d) (CCC-/Caa2) (1 mo. USD Term SOFR + 7.400%)
	6,814,444	7.500	02/08/30	6,439,650
Apex Tool Group LLC (CCC+/B3) (1 mo. USD Term SOFR + 0.000%)
	2,918,507	4.357	02/08/29	2,714,212
CD&R Hydra Buyer, Inc. (B/B3) (1 mo. USD Term SOFR + 4.000%)
	4,019,625	8.457	03/25/31	4,027,664
Project Castle, Inc. (B-/Caa1) ((3 mo. U.S. (Fed) Prime Rate + 4.500%) – (6 mo. USD Term SOFR + 5.500%))
	7,120,290	9.762–12.000	06/01/29	6,205,332
TK Elevator Topco GmbH (B/B2) (6 mo. EUR EURIBOR + 3.625%)
EUR	1,605,000	7.215	07/30/27	1,667,942
TK Elevator U.S. Newco, Inc. (B/B2) (6 mo. USD Term SOFR + 3.500%)
	$13,615,921	8.588	04/30/30	13,706,195

				34,760,995

Machinery - Construction & Mining(b) – 0.5%
Chromalloy Corp. (B/B2) (3 mo. USD Term SOFR + 3.750%)
	8,790,227	8.060	03/27/31	8,791,809
Wec U.S. Holdings Ltd. (B+/B1) (1 mo. USD Term SOFR + 2.250%)
	666,000	6.587	01/27/31	665,860

				9,457,669

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Media – 0.4%
Audacy Capital Corp.(b) (B+/B2) (1 mo. USD Term SOFR + 6.114%)
$252,835	11.472%	08/19/24	$ 249,043
Cogeco Communications Finance (USA) LP(b) (BB/B1) (1 mo. USD Term SOFR + 3.250%)
4,342,188	7.607	09/18/30	4,324,081
Entercom Media Corp. (NR/WR)
8,622,098	0.000	11/18/25	3,793,723

			8,366,847

Media - Cable(b) – 1.0%
Altice Financing SA (B/Caa1) (3 mo. USD Term SOFR + 5.000%)
3,255,817	9.656	10/31/27	2,707,766
Altice France SA (CCC/Caa1) (3 mo. USD Term SOFR + 5.500%)
6,649,002	10.147	08/15/28	5,317,539
Gray Television, Inc. (B/Ba3) (1 mo. USD Term SOFR + 3.000%)
1,944,991	7.452	12/01/28	1,793,048
Virgin Media Bristol LLC (B+/Ba3) (1 mo. USD Term SOFR + 2.500%)
5,333,080	7.012	01/31/28	5,290,842
Ziggo Financing Partnership (B+/B1) (1 mo. USD Term SOFR + 2.500%)
4,125,000	7.012	04/30/28	4,102,849

			19,212,044

Media - Non Cable – 1.1%
Diamond Sports Group LLC(b) (NR/NR) (Fixed + 5.000%)
473,269	5.000	12/02/25	518,527
Diamond Sports Group LLC(b) (NR/WR)
2,687,115	0.000	08/24/26	7,739
Getty Images, Inc.(b) (BB-/Ba3) (6 mo. USD Term SOFR + 4.500%)
7,262,643	8.845	02/19/26	7,229,380
iHeartCommunications, Inc.(b) (CCC-/Caa3)
(1 mo. USD Term SOFR + 3.000%)
1,258,982	7.472	05/01/26	1,114,199
(1 mo. USD Term SOFR + 3.250%)
3,802,591	7.722	05/01/26	3,367,194
NEP/NCP Holdco, Inc.(b) (CCC/Caa3) (1 mo. USD Term SOFR + 7.000%)
3,200,000	11.619	10/19/26	2,550,272
Neptune Bidco U.S., Inc.(b) (B/B2) (3 mo. USD Term SOFR + 5.000%)
2,144,557	9.758	04/11/29	1,919,765
Taboola.com Ltd.(b) (BB+/Ba3) (1 mo. USD Term SOFR + 4.000%)
3,588,420	8.472	09/01/28	3,579,449

			20,286,525

Midstream(b) – 0.8%
AL GCX Holdings LLC (B+/Ba3) (1 mo. USD Term SOFR + 2.750%)
8,185,594	7.056	05/17/29	8,220,383

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Midstream(b) – (continued)
AL NGPL Holdings LLC (B+/Ba3) (3 mo. USD Term SOFR + 2.500%)
$7,424,510	6.788%	04/17/28	$ 7,436,908

			15,657,291

Mining(b) – 0.8%
Arsenal AIC Parent LLC (B+/Ba3) (1 mo. USD Term SOFR + 3.250%)
7,169,691	7.607	08/18/30	7,221,671
Crosby U.S. Acquisition Corp. (B/B2) (1 mo. USD Term SOFR + 3.500%)
2,623,566	7.857	08/16/29	2,645,552
PMHC II, Inc. (B-/B3) (3 mo. USD Term SOFR + 4.250%)
5,230,429	9.058	04/23/29	5,147,631

			15,014,854

Non Captive(b) – 0.3%
HUB International Ltd. (B/B1) (3 mo. USD Term SOFR + 2.750%)
4,912,937	7.367	06/20/30	4,937,502

Oil Field Services(b) – 1.1%
BANGL LLC (BB-/B2) (3 mo. USD Term SOFR + 4.500%)
5,480,707	8.810	02/01/29	5,513,262
ChampionX Corp. (BBB/Ba1) (1 mo. USD Term SOFR + 2.750%)
1,951,855	7.195	06/07/29	1,954,296
Illuminate Buyer LLC (NR/B1) (1 mo. USD Term SOFR + 3.000%)
13,046,368	7.357	12/31/29	13,136,127

			20,603,685

Packaging(b) – 3.7%
Charter NEX U.S., Inc. (B/B2) (1 mo. USD Term SOFR + 3.000%)
4,906,676	7.326	11/29/30	4,928,412
Clydesdale Acquisition Holdings, Inc. (B/B2) (1 mo. USD Term SOFR + 3.175%)
11,553,872	7.532	04/13/29	11,566,119
Kloeckner-Pentaplast of America, Inc. (CCC+/Caa1) (6 mo. USD Term SOFR + 4.725%)
2,568,661	9.723	02/12/26	2,329,236
LABL, Inc. (B-/B3) (1 mo. USD Term SOFR + 5.000%)
4,102,526	9.457	10/29/28	3,958,527
LC AHAB U.S. Bidco LLC (B/B2) (1 mo. USD Term SOFR + 3.000%)
5,062,313	7.357	05/01/31	5,097,142
Pactiv Evergreen Group Holdings, Inc. (BB-/B1) (1 mo. USD Term SOFR + 2.500%)
6,614,079	6.857	09/24/28	6,636,831
Pretium Packaging LLC (B-/B3) (3 mo. USD Term SOFR + 5.000%)
709,025	9.571	10/02/28	729,856
Pretium Packaging LLC (CCC/Caa3) (3 mo. USD Term SOFR + 4.600%)
2,617,787	9.205	10/02/28	2,070,225

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Packaging(b) – (continued)
Proampac PG Borrower LLC (B-/B3) (3 mo. USD Term SOFR + 4.000%)
$11,207,756	8.524–8.656%	09/15/28	$ 11,230,171
SupplyOne, Inc. (B/B2) (1 mo. USD Term SOFR + 3.750%)
994,987	8.107	04/21/31	1,001,833
Tosca Services LLC (B/B2) (1 mo. USD Term SOFR + 5.500%)
1,395,211	9.875	11/30/28	1,440,555
Tosca Services LLC (CCC/Caa2) (1 mo. USD Term SOFR + 3.250%)
8,431,258	5.975	11/30/28	7,261,421
TricorBraun Holdings, Inc. (B-/B3) (1 mo. USD Term SOFR + 3.250%)
11,186,060	7.722	03/03/28	11,167,827

			69,418,155

Paper(b) – 0.5%
Pregis TopCo Corp. (B-/B2) (1 mo. USD Term SOFR + 4.000%)
8,547,165	8.357	07/31/26	8,589,901

Pharmaceuticals – 1.0%
Amneal Pharmaceuticals LLC(b) (B+/B1) (1 mo. USD Term SOFR + 5.500%)
3,997,500	9.857	05/04/28	4,104,114
Covetrus, Inc.(b) (B-/B1) (3 mo. USD Term SOFR + 5.000%)
7,268,701	9.329	10/13/29	6,973,882
Gainwell Acquisition Corp.(b) (B-/B3) (3 mo. USD Term SOFR + 4.000%)
3,379,721	8.429	10/01/27	3,266,129
IVC Acquisition Ltd.(c) (B/B3)
3,940,075	0.000	12/12/28	3,967,183

			18,311,308

Pipelines – 1.9%
Brazos Delaware II LLC(b) (B+/B1) (6 mo. USD Term SOFR + 3.500%)
942,875	8.255	02/11/30	948,032
Epic Y-Grade Services LP(b) (B-/B3) (3 mo. USD Term SOFR + 5.750%)
8,902,688	10.044	06/29/29	8,909,632
Oryx Midstream Services Permian Basin LLC(b) (BB-/Ba3) (1 mo. USD Term SOFR + 3.000%)
11,086,623	7.512	10/05/28	11,142,057
Prairie ECI Acquiror LP (NR/B3) (1 mo. USD Term SOFR + 4.750%)
5,061,814	8.607	08/01/29	5,088,388
Traverse Midstream Partners LLC(b) (B+/B2) (3 mo. USD Term SOFR + 3.500%)
4,100,000	7.854	02/16/28	4,115,375
WhiteWater DBR HoldCo LLC(b) (BB/Ba1) (3 mo. USD Term SOFR + 2.250%)
4,937,625	7.076	03/03/31	4,957,672

			35,161,156

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Real Estate(b) – 0.2%
Forest City Enterprises LP (CCC+/Caa1) (1 mo. USD Term SOFR +3.500%)
	$4,348,084	7.959%	12/08/25	$ 4,251,469

Restaurants(b) – 0.2%
SeaWorld Parks & Entertainment, Inc. (NR/Ba2) (1 mo. USD Term SOFR + 2.000%)
	3,057,887	6.357	12/04/31	3,047,704

Retailers(b) – 2.3%
BCPE Empire Holdings, Inc. (B-/B3) (1 mo. USD Term SOFR + 3.500%)
	6,095,606	7.857	12/11/28	6,121,025
CNT Holdings I Corp. (B/B2) (3 mo. USD Term SOFR + 3.500%)
	6,942,406	8.085	11/08/27	6,979,478
Constellation Automotive Ltd. (NR/B2) (3 mo. EUR EURIBOR + 4.000%)
EUR	2,053,879	6.912	07/28/28	2,049,729
Constellation Automotive Ltd. (NR/Caa2) (6 mo. Sterling Overnight Index Average + 7.500%)
GBP	700,000	12.450	07/27/29	821,559
Dealer Tire Financial LLC (B-/B1) (1 mo. USD Term SOFR + 3.500%)
	$3,995,120	7.857	07/02/31	3,995,120
Harbor Freight Tools USA, Inc. (BB-/B2) ((1 mo. USD Term SOFR + 2.500%) – (6 mo. USD Term SOFR + 2.500%))
	5,910,188	6.857–7.241	06/11/31	5,822,658
Mister Car Wash Holdings, Inc. (B/B2) (1 mo. USD Term SOFR + 2.750%)
	4,064,813	7.089	03/27/31	4,080,056
Restoration Hardware, Inc. (B+/B1) (1 mo. USD Term SOFR + 2.500%)
	3,087,653	6.972	10/20/28	3,054,862
Shutterfly, Inc. (B/B2) (1 mo. USD Term SOFR + 6.000%)
	913,641	10.357	10/01/27	922,211
Shutterfly, Inc. (CCC+/Caa2) (3 mo. USD Term SOFR + 1.000%)
	2,414,486	5.329	10/01/27	2,112,675
TruGreen LP (B-/B3) (1 mo. USD Term SOFR + 4.000%)
	2,497,595	8.457	11/02/27	2,425,789
TruGreen LP (CCC/Caa3) (3 mo. USD Term SOFR + 8.762%)
	2,200,000	13.347	11/02/28	1,943,326
White Cap Buyer LLC (B/B2) (1 mo. USD Term SOFR + 3.250%)
	2,250,000	7.607	10/19/29	2,251,868

				42,580,356

Technology(b) – 1.8%
Cloud Software Group, Inc. (NR/B2) (3 mo. USD Term SOFR + 3.500%)
	7,558,209	7.829	03/30/29	7,574,535
Fortra LLC (B-/B2) (3 mo. USD Term SOFR + 4.000%)
	2,014,426	8.685	11/19/26	1,769,552
McAfee LLC (NR/NR) (1 mo. USD Term SOFR + 3.000%)
	12,170,151	7.337	03/01/29	12,167,109

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Technology(b) – (continued)
Project Boost Purchaser LLC (B-/B2) (3 mo. USD Term SOFR + 3.500%)
$5,531,759	8.147%	07/16/31	$ 5,564,452
Ultra Clean Holdings, Inc. (B+/B1) (1 mo. USD Term SOFR + 3.250%)
5,902,953	7.607	02/25/28	5,943,565

			33,019,213

Technology - Hardware(b) – 0.5%
Grinding Media, Inc. (B-/B3) (3 mo. USD Term SOFR + 3.500%)
5,082,763	8.021	10/12/28	5,101,823
Ingram Micro, Inc. (BB/Ba3) (3 mo. USD Term SOFR + 1.750%)
4,076,074	7.077	09/22/31	4,096,454

			9,198,277

Technology - Software – 7.0%
Ahead DB Holdings LLC(b) (B/B1) (3 mo. USD Term SOFR + 3.500%)
9,733,941	7.829	02/01/31	9,784,849
Amentum Government Services Holdings LLC(b) (BB-/Ba3) (1 mo. USD Term SOFR + 2.250%)
4,775,000	6.607	09/29/31	4,755,088
Aspect Software, Inc.(b) (CCC-/NR) (1 mo. USD Term SOFR + 7.000%)
980,000	11.459	05/05/28	29,400
Athenahealth Group, Inc.(b) (B-/B2) (1 mo. USD Term SOFR + 3.250%)
4,119,333	7.607	02/15/29	4,123,741
Camelot U.S. Acquisition LLC(b) (BB-/B1) (1 mo. USD Term SOFR + 2.750%)
9,531,308	7.107	01/31/31	9,516,440
Clover Holdings 2 LLC(b) (B/B2) (3 mo. USD Term SOFR + 4.000%)
6,875,000	8.428	12/09/31	6,943,750
ConnectWise LLC(b) (NR/B2) (3 mo. USD Term SOFR + 3.500%)
11,411,765	8.090	09/29/28	11,471,220
Cotiviti Corp.(b) (B/B2) (1 mo. USD Term SOFR + 2.750%)
4,888,124	7.087	05/01/31	4,909,534
DCert Buyer, Inc.(b)(d) (CCC/Caa2) (1 mo. USD Term SOFR + 7.000%)
1,700,000	11.357	02/19/29	1,360,000
Drake Software LLC(b) (B-/B3) (1 mo. USD Term SOFR + 4.250%)
5,785,500	8.607	06/26/31	5,597,471
Dun & Bradstreet Corp.(b) (B+/B1) (1 mo. USD Term SOFR + 2.250%)
6,069,424	6.588	01/18/29	6,070,516
Epicor Software Corp.(b) (NR/NR) (1 mo. USD Term SOFR + 2.750%)
3,149,186	7.107	05/30/31	3,169,183
Epicor Software Corp.(b) (NR/NR) (1 mo. USD Term SOFR + 2.750%)
640,459	7.107	05/30/31	644,583

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Technology - Software – (continued)
Genuine Financial Holdings LLC(b) (B/B3) (1 mo. USD Term SOFR + 4.000%)
	$8,220,500	8.357%	09/27/30	$ 8,302,705
iSolved, Inc.(b) (B/B2) (1 mo. USD Term SOFR + 3.250%)
	4,241,120	7.607	10/15/30	4,288,833
Loyalty Ventures, Inc.(b)(d) (NR/WR)(e)
	11,629,469	0.000	11/03/27	872,210
Magenta Security Holdings LLC(b) (CCC/Caa3) (3 mo. USD Term SOFR + 1.500%)
	85,644	6.345	07/27/28	50,387
Magenta Security Holdings LLC(b) (CCC-/Ca) (3 mo. USD Term SOFR + 1.500%)
	769,563	6.345	07/27/28	258,627
Peraton Corp.(b) (B-/B2) (1 mo. USD Term SOFR + 3.750%)
	5,058,934	8.207	02/01/28	4,697,422
Peraton Corp.(b) (NR/NR) (3 mo. USD Term SOFR + 7.750%)
	2,011,236	12.364	02/01/29	1,621,136
Physician Partners LLC(b) (CCC+/Caa2) (3 mo. USD Term SOFR +4.000%)
	7,232,013	8.735	12/26/28	2,916,888
Quartz Acquireco LLC(b) (B/B1) (3 mo. USD Term SOFR + 2.750%)
	3,434,038	7.079	06/28/30	3,455,500
S2P Acquisition Borrower, Inc.(c) (NR/NR)
	7,700,000	0.000	10/08/31	7,752,976
S2P Acquisition Borrower, Inc.(c)(d) (B-/B2)
	2,275,000	0.000	10/08/32	2,263,625
Synechron, Inc.(b)(d) (B+/B1) (1 mo. USD Term SOFR + 3.750%)
	3,000,000	8.107	10/03/31	3,018,750
Thunder Generation Funding LLC(b) (BB-/Ba2) (3 mo. USD Term SOFR + 3.000%)
	6,982,500	7.329	10/03/31	7,019,577
UKG, Inc.(b) (B-/B2) (3 mo. USD Term SOFR + 3.000%)
	3,897,457	7.329	02/10/31	3,922,167
Virtusa Corp.(b) (B+/B1) (1 mo. USD Term SOFR + 3.250%)
	9,417,059	7.607	02/15/29	9,472,997
World Wide Technology Holding Co. LLC(b)(d) (BB/Ba3) (1 mo. USD Term SOFR + 2.250%)
	4,227,866	6.694	03/01/30	4,233,151

				132,522,726

Telecommunications(b) – 0.2%
Lorca Holdco Ltd. (BB+/Ba3) (6 mo. EUR EURIBOR + 3.500%)
EUR	4,118,680	6.352	09/17/27	4,288,091

Textiles(b) – 0.3%
Fanatics Commerce Intermediate Holdco LLC (BB-/B2) (1 mo. USD Term SOFR + 3.250%)
	$4,963,000	7.722	11/24/28	4,950,593

Transportation Services(b) – 1.2%
Kenan Advantage Group, Inc. (B/B2) (1 mo. USD Term SOFR + 3.250%)
	5,855,817	7.607	01/25/29	5,881,466
MH Sub I LLC (B/B1) (1 mo. USD Term SOFR + 4.250%)
	6,099,481	8.607	05/03/28	6,098,382

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Transportation Services(b) – (continued)
MH Sub I LLC (CCC+/Caa1) (1 mo. USD Term SOFR + 6.250%)
	$2,400,000	10.607%	02/23/29	$ 2,371,512
Third Coast Infrastructure LLC (BB+/Ba3) (1 mo. USD Term SOFR + 4.250%)
	7,725,000	8.607	09/25/30	7,700,898

				22,052,258

Wireless Telecommunication Services – 1.3%
CCI Buyer, Inc.(b) (B-/B1) (3 mo. USD Term SOFR + 4.000%)
	2,746,465	8.329	12/17/27	2,745,476
Connect Finco SARL(b) (B+/B1) (1 mo. USD Term SOFR + 4.500%)
	3,290,587	8.857	09/27/29	2,872,419
MLN U.S. HoldCo LLC(b) (NR/NR) (3 mo. USD Term SOFR + 9.250%)
	1,471,099	13.703	10/18/27	33,100
Voyage Digital (NZ) Ltd.(b) (NR/NR) (3 mo. USD Term SOFR + 4.000%)
	4,512,174	7.741	05/11/29	4,529,095
Zacapa SARL(b) (B/B2) (3 mo. USD Term SOFR + 3.750%)
	9,353,706	8.079	03/22/29	9,398,791
Zayo Group Holdings, Inc.(b) (B-/B3)
EUR	1,094,256	6.113	03/09/27	1,062,234
	$3,275,000	7.472	03/09/27	3,060,749

				23,701,864

TOTAL BANK LOANS (Cost $1,596,892,021)				$1,560,339,637

Corporate Obligations – 5.2%
Airlines – 0.4%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(f)(g)(h) (B-/B3)
	$4,024,000	7.875%	05/01/27	$ 3,914,789
	2,965,000	6.375	02/01/30	2,597,399

				6,512,188

Automotive(f)(g) – 0.1%
Dornoch Debt Merger Sub, Inc. (CCC/Caa2)
	2,300,000	6.625	10/15/29	1,862,701

Building Materials(f)(g) – 0.1%
Masterbrand, Inc. (BB/Ba3)
	800,000	7.000	07/15/32	805,784

Chemicals(f)(g) – 0.3%
Axalta Coating Systems Dutch Holding B BV (BB/Ba3)
	1,525,000	7.250	02/15/31	1,578,100
Olympus Water U.S. Holding Corp. (B-/B3)
	4,160,000	9.750	11/15/28	4,411,472

				5,989,572

Commercial Services(f)(g) – 0.2%
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.(h) (B/B2)
	3,450,000	4.000	06/15/29	3,203,705

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services(f)(g) – (continued)
Verisure Midholding AB (B-/B3)
EUR	1,075,000	5.250%	02/15/29	$ 1,113,538

				4,317,243

Diversified Financial Services(f)(g) – 0.3%
LPL Holdings, Inc. (BBB-/Baa3)
	$2,489,000	4.000	03/15/29	2,350,537
United Wholesale Mortgage LLC (NR/Ba3)
	3,330,000	5.500	04/15/29	3,197,899

				5,548,436

Electrical(f)(g) – 0.1%
NRG Energy, Inc. (BB/Ba2)
	1,928,000	5.750	07/15/29	1,892,062

Engineering & Construction(f)(g) – 0.2%
Global Infrastructure Solutions, Inc. (BB-/B1)
	4,470,000	5.625	06/01/29	4,305,146

Healthcare Providers & Services(f)(g) – 0.5%
CHS/Community Health Systems, Inc. (CCC-/Caa3)
	1,125,000	6.125	04/01/30	771,604
Medline Borrower LP (BB-/Ba3)
	10,100,000	3.875	04/01/29	9,356,236

				10,127,840

Insurance(f)(g) – 0.1%
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (B/B2)
	1,620,000	7.250	02/15/31	1,644,365

Internet(f)(g) – 0.3%
ANGI Group LLC (B/B2)
	4,485,000	3.875	08/15/28	4,001,248
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (BB-/Ba3)
	1,942,000	3.500	03/01/29	1,775,979
Match Group Holdings II LLC (BB/Ba3)
	665,000	3.625	10/01/31	567,524

				6,344,751

Leisure Time(f)(g) – 0.4%
Carnival Corp. (BB/B2)
	960,000	5.750	03/01/27	956,842
Carnival Corp. (BBB-/Ba1)
	1,290,000	7.000	08/15/29	1,343,251
MajorDrive Holdings IV LLC (CCC+/Caa2)
	2,543,000	6.375	06/01/29	2,233,084
Royal Caribbean Cruises Ltd. (BB+/Ba1)
	1,860,000	5.500	04/01/28	1,846,887

				6,380,064

Lodging(f)(g) – 0.2%
Travel & Leisure Co. (BB-/Ba3)
	4,332,000	4.500	12/01/29	4,042,276

Media – 0.2%
Cumulus Media New Holdings, Inc.(f)(g) (CCC+/Caa1)
	3,895,000	8.000	07/01/29	1,431,763

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Diamond Sports Group LLC/Diamond Sports Finance Co.(e)(f)(g) (NR/WR)
$2,350,000	5.375%		08/15/26	$ 5,240
3,225,000	6.625		08/15/27	3,677
iHeartCommunications, Inc.(f) (CCC-/Caa3)
1	8.375		05/01/27	1
iHeartCommunications, Inc.(f)(g) (CCC+/Caa1)
2,945,000	9.125		05/01/29	2,562,150

				4,002,831

Miscellaneous Manufacturing(f) – 0.1%
Hillenbrand, Inc. (BB+/Ba1)
922,000	3.750		03/01/31	804,565

Oil Field Services – 0.7%
Kodiak Gas Services LLC(f)(g) (BB-/B2)
620,000	7.250		02/15/29	632,295
Noble Finance II LLC(f)(g) (BB-/B1)
1,880,000	8.000		04/15/30	1,898,311
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(f)(g) (B/B3)
1,720,000	7.875		11/01/28	1,770,740
Sunoco LP(f)(g) (BB+/Ba1)
1,145,000	7.000		05/01/29	1,174,999
880,000	7.250		05/01/32	909,005
Sunoco LP/Sunoco Finance Corp.(f) (BB+/Ba1)
2,070,000	7.000	(g)	09/15/28	2,116,533
1,425,000	4.500		04/30/30	1,319,607
Wildfire Intermediate Holdings LLC(f)(g) (B+/B3)
4,100,000	7.500		10/15/29	3,959,288

				13,780,778

Pipelines(f)(g) – 0.2%
Hess Midstream Operations LP (BB+/Ba2)
935,000	6.500		06/01/29	945,809
ITT Holdings LLC (B-/B3)
2,305,000	6.500		08/01/29	2,108,153
Summit Midstream Holdings LLC (B+/B3)
1,285,000	8.625		10/31/29	1,331,902

				4,385,864

Real Estate(f)(g)(h) – 0.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. (CCC+/Caa1)
2,885,000	5.250		04/15/30	2,173,934

Retailing(f)(g) – 0.1%
LCM Investments Holdings II LLC (BB-/B2)
2,285,000	4.875		05/01/29	2,133,596

Software(f)(g) – 0.4%
AthenaHealth Group, Inc. (CCC/Caa2)
4,090,000	6.500		02/15/30	3,889,017
Castle U.S. Holding Corp. (C/Ca)
3,965,000	9.500		02/15/28	1,843,249

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software(f)(g) – (continued)
Rackspace Finance LLC (B-/Caa1)
$2,366,000	3.500%	05/15/28	$ 1,430,271

			7,162,537

Transportation(f)(g)(h) – 0.2%
Rand Parent LLC (BB-/Ba1)
2,705,000	8.500	02/15/30	2,720,121

TOTAL CORPORATE OBLIGATIONS (Cost $111,252,628)			$ 96,936,654

Asset-Backed Securities(b)(f)(g) – 1.3%
Collateralized Loan Obligations – 1.3%
Golub Capital Partners 48 LP Series 2020-48A, Class D (BBB-/NR) (3 mo. USD Term SOFR + 4.062%)
$5,400,000	8.709%	04/17/33	$ 5,416,670
Golub Capital Partners CLO 74 B Ltd. Series 2024-74A, Class D1 (NR/NR) (3 mo. USD Term SOFR + 3.200%)
2,000,000	8.515	07/25/37	2,013,080
ICG U.S. CLO Ltd. Series 2015-2RA, Class C (NR/Baa3) (3 mo. USD Term SOFR + 3.762%)
2,100,000	8.409	01/16/33	2,105,348
TCW CLO AMR Ltd. Series 2019-1A, Class DR (BBB-/NR) (3 mo. USD Term SOFR + 3.932%)
4,900,000	8.417	08/16/34	4,918,826
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (BBB-/NR) (3 mo. USD Term SOFR + 3.982%)
4,000,000	8.614	04/18/36	4,003,088
Tralee CLO V Ltd. Series 2018-5A, Class DR (BBB-/NR) (3 mo. USD Term SOFR + 4.072%)
7,000,000	8.689	10/20/34	6,901,902

TOTAL ASSET-BACKED SECURITIES (Cost $25,186,997)			$ 25,358,914

Shares	Description		Value

Common Stocks(e) – 0.4%
Aerospace & Defense – 0.2%
204,620	Swissport Ltd.		$ 3,364,795

Health Care Providers & Services(d) – 0.1%
50,617	New Trojan/Careismatic		1,518,510

Media – 0.0%
162,749	Bright Pattern Holdco(d)		163
579,399	Clear Channel Outdoor Holdings, Inc.		793,776

			793,939

Software(d) – 0.0%
229	Travelport LLC		—

Shares	Description	Value

Common Stocks(e) – (continued)
Specialty Retail – 0.1%
9,541	Neiman Marcus Group Ltd. LLC	$ 1,008,961

TOTAL COMMON STOCKS (Cost $16,900,840)		$ 6,686,205

Units	Expiration Date	Value

Warrants(e) – 0.1%
Aspect Software, Inc. (NR/NR)(d)
162,749	12/31/99	$ 163
Cineworld Group PLC (NR/NR)
63,702	12/31/99	1,598,914
New Trojan/Careismatic (NR/NR)
5,698	12/31/99	—
Noble Corp. PLC (NR/NR)
6,346	02/04/28	69,203
(Cost $15,866)

TOTAL WARRANTS (Cost $2,078,388)		$ 1,668,280

Shares	Dividend Rate	Value

Preferred Stocks(d)(e) – 0.0%
Post Secondary Education – 0.0%
Travelport LLC
163	0.000%	$ 102,690
(Cost $163,000)

Shares	Description	Value

Exchange Traded Funds – 3.1%
906,825	Invesco Senior Loan ETF (NR/NR)	$ 19,106,803
916,053	SPDR Blackstone Senior Loan ETF (NR/NR)	38,226,892

TOTAL EXCHANGE TRADED FUNDS (Cost $56,898,647)		$ 57,333,695

Shares	Dividend Rate	Value

Investment Company(i) – 2.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
45,617,619	4.392%	$ 45,617,619
(Cost $45,617,619)

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(i) – 0.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
10,210,456	4.392%	$ 10,210,456
(Cost $10,210,456)

TOTAL INVESTMENTS – 96.0% (Cost $1,865,200,596)		$1,804,254,150

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.0%		$ 75,706,094

NET ASSETS – 100.0%		$1,879,960,244

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on December 31, 2024. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate(“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2024.

(c)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(e)	Security is currently in default and/or non-income producing.

(f)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(g)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(h)	All or a portion of security is on loan.

(i)	Represents an affiliated issuer.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At December 31, 2024, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Groundworks LLC (B/B3), due 03/14/31	$865,026	$864,748	$3,660
Mehilainen Yhtiot OYJ (B/B2), due 08/05/31	774,061	804,417	(34,488)

TOTAL			$(30,828)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	86,597,097	EUR	80,036,172	01/16/25	$3,637,525

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	EUR	13,399,808	USD	14,220,787	01/16/25	$(331,539)

SWAP CONTRACTS — At December 31, 2024, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund(a)	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

IBXXLLTR Index	3M SOFR	JPMorgan Securities, Inc.	03/20/25	$38,150	$(518,068)
IBXXLLTR Index	3M SOFR	MS & Co. Int. PLC	03/20/25	57,625	496,597

TOTAL					$(21,471)

#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made quarterly.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
ETF	— Exchange Traded Fund
EURIBOR	— Euro Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NR	— Not Rated
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate
SPX	— S&P 500 Index
USD	— U.S. Dollar

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 89.2%
Aerospace & Defense – 3.4%
Boeing Co.(a)
$525,000	2.196%		02/04/26	$ 509,051
1,950,000	3.450		11/01/28	1,821,885
5,577,000	2.950		02/01/30	4,975,521
431,000	5.150		05/01/30	425,354
3,750,000	3.600		05/01/34	3,141,038
1,679,000	6.528		05/01/34	1,758,836
1,375,000	3.250		02/01/35	1,096,343
500,000	3.550		03/01/38	377,925
1,306,000	3.375		06/15/46	844,407
575,000	3.625		03/01/48	381,777
900,000	3.850		11/01/48	615,546
1,551,000	6.858		05/01/54	1,649,085
Howmet Aerospace, Inc.(a)
802,000	4.850		10/15/31	787,323
RTX Corp.
1,975,000	4.125	(a)	11/16/28	1,923,413
695,000	4.875		10/15/40	639,518

				20,947,022

Agriculture(a) –1.8%
Altria Group, Inc.
975,000	4.800		02/14/29	964,070
BAT Capital Corp.
875,000	3.215		09/06/26	852,696
200,000	3.557		08/15/27	193,520
1,350,000	2.259		03/25/28	1,240,583
1,000,000	6.343		08/02/30	1,051,030
5,855,000	6.000		02/20/34	6,014,373
Bunge Ltd. Finance Corp.
831,000	4.200		09/17/29	806,461

				11,122,733

Automotive(a) – 2.7%
Ford Motor Credit Co. LLC
210,000	3.375		11/13/25	206,785
586,000	5.850		05/17/27	592,077
General Motors Co.
2,925,000	6.800		10/01/27	3,054,139
General Motors Financial Co., Inc.
4,365,000	5.250		03/01/26	4,377,789
2,575,000	1.500		06/10/26	2,454,155
400,000	2.700		08/20/27	377,916
775,000	3.850		01/05/28	748,642
Hyundai Capital America(b)
1,450,000	5.600		03/30/28	1,467,646
2,188,000	5.700		06/26/30	2,223,074
925,000	6.200		09/21/30	962,574

				16,464,797

Banks – 23.5%
Banco Santander SA
1,600,000	6.921		08/08/33	1,683,168
(1 yr. CMT + 1.600%)
400,000	3.225	(a)(c)	11/22/32	340,432

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp.(a)(c)
(3 mo. USD Term SOFR + 1.252%)
$275,000	2.496%		02/13/31	$ 241,417
(3 mo. USD Term SOFR + 1.302%)
2,863,000	3.419		12/20/28	2,745,130
(3 mo. USD Term SOFR + 1.332%)
5,356,000	3.970		03/05/29	5,192,749
(3 mo. USD Term SOFR + 1.572%)
1,950,000	4.271		07/23/29	1,898,735
(5 yr. CMT + 1.200%)
1,025,000	2.482		09/21/36	834,893
(Secured Overnight Financing Rate + 1.330%)
1,100,000	2.972		02/04/33	945,879
(Secured Overnight Financing Rate + 1.570%)
1,615,000	5.819		09/15/29	1,655,391
(Secured Overnight Financing Rate + 1.630%)
1,210,000	5.202		04/25/29	1,216,050
(Secured Overnight Financing Rate + 1.830%)
8,215,000	4.571		04/27/33	7,814,929
Bank of New York Mellon Corp.(a)(c) (5 yr. CMT + 4.358%)
1,170,000	4.700		09/20/25	1,160,453
Barclays PLC
425,000	5.200		05/12/26	425,149
1,850,000	4.836	(a)	05/09/28	1,816,793
(Secured Overnight Financing Rate + 1.560%)
1,135,000	4.942	(a)(c)	09/10/30	1,112,266
BNP Paribas SA(a)(b)(c)
(1 yr. CMT + 1.500%)
1,680,000	5.335		06/12/29	1,683,326
(Secured Overnight Financing Rate + 1.004%)
4,225,000	1.323		01/13/27	4,066,858
(Secured Overnight Financing Rate + 1.507%)
370,000	3.052		01/13/31	330,506
BPCE SA(b)
1,350,000	4.625		09/12/28	1,315,778
Citigroup, Inc.(a)(c)
(3 mo. USD Term SOFR + 1.825%)
2,598,000	3.887		01/10/28	2,545,235
(5 yr. CMT + 1.730%)
830,000	5.411		09/19/39	791,106
(5 yr. CMT + 2.572%)
1,480,000	6.750		02/15/30	1,472,763
(5 yr. CMT + 3.597%)
1,900,000	4.000		12/10/25	1,850,904
(Secured Overnight Financing Rate + 0.765%)
600,000	1.122		01/28/27	576,114
(Secured Overnight Financing Rate + 1.351%)
75,000	3.057		01/25/33	64,408
(Secured Overnight Financing Rate + 1.422%)
1,025,000	2.976		11/05/30	925,268
(Secured Overnight Financing Rate + 1.447%)
1,535,000	5.449		06/11/35	1,523,073
(Secured Overnight Financing Rate + 2.338%)
1,645,000	6.270		11/17/33	1,724,026

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued) Citigroup, Inc.(a)(c) – (continued)
(Secured Overnight Financing Rate + 3.914%)
$675,000	4.412%		03/31/31	$ 648,452
Citizens Financial Group, Inc.(a)(c) (Secured Overnight Financing Rate + 2.010%)
3,075,000	5.841		01/23/30	3,120,571
Comerica, Inc.(a)(c) (Secured Overnight Financing Rate + 2.155%)
10,000	5.982		01/30/30	10,109
Credit Agricole SA
1,950,000	4.375		03/17/25	1,944,988
(5 yr. USD Swap + 6.185%)
1,290,000	8.125	(a)(b)(c)	12/23/25	1,314,833
Discover Bank(a)
1,500,000	4.650		09/13/28	1,468,545
Fifth Third Bancorp(a)(c) (Secured Overnight Financing Rate +
1.486%)
782,000	4.895		09/06/30	771,208
HSBC Bank USA NA
800,000	5.625		08/15/35	797,496
HSBC Holdings PLC
600,000	7.625		05/17/32	654,012
(Secured Overnight Financing Rate + 1.929%)
925,000	2.099	(a)(c)	06/04/26	913,798
(Secured Overnight Financing Rate + 2.870%)
216,000	5.402	(a)(c)	08/11/33	213,391
Huntington Bancshares, Inc.(a)(c)
(5 yr. CMT + 1.700%)
185,000	6.141		11/18/39	185,657
(Secured Overnight Financing Rate + 1.870%)
1,035,000	5.709		02/02/35	1,033,872
(Secured Overnight Financing Rate + 2.020%)
3,035,000	6.208		08/21/29	3,131,938
ING Groep NV(a)(c)
(5 yr. USD Swap + 4.446%)
1,310,000	6.500		04/16/25	1,307,812
(Secured Overnight Financing Rate + 1.005%)
1,725,000	1.726		04/01/27	1,657,673
(Secured Overnight Financing Rate + 1.440%)
1,620,000	5.335		03/19/30	1,625,216
JPMorgan Chase & Co.(a)(c)
(3 mo. USD Term SOFR + 1.622%)
875,000	3.882		07/24/38	742,893
(3 mo. USD Term SOFR + 2.515%)
3,650,000	2.956		05/13/31	3,261,822
(Secured Overnight Financing Rate + 1.800%)
11,324,000	4.586		04/26/33	10,841,031
KeyCorp(a)(c) (Secured Overnight Financing Rate + 1.250%)
1,535,000	5.716		05/23/25	1,537,487
Lloyds Banking Group PLC
1,575,000	4.582		12/10/25	1,567,298
(1 yr. CMT + 0.850%)
350,000	1.627	(a)(c)	05/11/27	334,730
M&T Bank Corp.(a)(c)
(Secured Overnight Financing Rate + 1.610%)
375,000	5.385		01/16/36	363,615

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued) M&T Bank Corp.(a)(c) – (continued)
(Secured Overnight Financing Rate + 2.260%)
$3,355,000	6.082%		03/13/32	$ 3,434,782
Macquarie Group Ltd.(a)(b)(c)
(3 mo. USD LIBOR + 1.372%)
1,900,000	3.763		11/28/28	1,832,341
(Secured Overnight Financing Rate + 1.069%)
2,200,000	1.340		01/12/27	2,119,744
Morgan Stanley(a)(c)
2,720,000	3.971		07/22/38	2,312,408
(Secured Overnight Financing Rate + 1.143%)
650,000	2.699		01/22/31	577,213
(Secured Overnight Financing Rate + 1.360%)
725,000	2.484		09/16/36	589,679
(Secured Overnight Financing Rate + 1.590%)
1,645,000	5.164		04/20/29	1,649,688
(Secured Overnight Financing Rate + 1.630%)
6,385,000	5.449		07/20/29	6,456,257
(Secured Overnight Financing Rate + 1.730%)
255,000	5.466		01/18/35	253,689
(Secured Overnight Financing Rate + 2.076%)
2,181,000	4.889		07/20/33	2,111,862
NatWest Group PLC(a)(c) (5 yr. USD Swap + 5.720%)
1,305,000	8.000		08/10/25	1,317,319
PNC Financial Services Group, Inc. (a)(c) (Secured Overnight Financing Rate + 1.599%)
1,820,000	5.401		07/23/35	1,806,514
Regions Financial Corp. (a)(c) (Secured Overnight Financing Rate + 1.490%)
1,975,000	5.722		06/06/30	2,000,438
Santander U.K. Group Holdings PLC(a)(c)
(3 mo. USD LIBOR + 1.400%)
325,000	3.823		11/03/28	312,806
(Secured Overnight Financing Rate + 1.220%)
550,000	2.469		01/11/28	520,900
Shinhan Bank Co. Ltd.(b)
260,000	4.500		04/12/28	255,858
Truist Financial Corp.(a)(c)
(5 yr. CMT + 4.605%)
1,525,000	4.950		09/01/25	1,509,796
(Secured Overnight Financing Rate + 1.922%)
2,810,000	5.711		01/24/35	2,834,784
(Secured Overnight Financing Rate + 2.050%)
700,000	6.047		06/08/27	711,067
U.S. Bancorp(a)(c) (Secured Overnight Financing Rate + 2.020%)
1,260,000	5.775		06/12/29	1,289,698
UBS Group AG(a)(b)
7,097,000	4.282		01/09/28	6,932,208
(5 yr. CMT + 4.758%)
405,000	9.250	(c)	11/13/33	464,928
(Secured Overnight Financing Rate + 0.980%)
4,925,000	1.305	(c)	02/02/27	4,733,516
(Secured Overnight Financing Rate + 3.340%)
1,300,000	6.373	(c)	07/15/26	1,309,282
(Secured Overnight Financing Rate + 5.020%)
1,875,000	9.016	(c)	11/15/33	2,262,637

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Wells Fargo & Co.(a)(c)
(3 mo. USD Term SOFR + 1.572%)
$498,000	3.584%		05/22/28	$ 482,696
(Secured Overnight Financing Rate + 1.510%)
1,325,000	3.526		03/24/28	1,285,608
(Secured Overnight Financing Rate + 2.100%)
3,403,000	4.897		07/25/33	3,288,319
Wells Fargo Bank NA
824,000	5.950		08/26/36	848,432
Westpac Banking Corp.(a)(c)
(5 yr. CMT + 1.350%)
375,000	2.894		02/04/30	374,160
(5 yr. USD Secured Overnight Financing Rate ICE Swap Rate +
2.236%)
125,000	4.322		11/23/31	123,084

				143,402,959

Beverages – 2.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
4,438,000	4.700		02/01/36	4,208,378
Anheuser-Busch InBev Worldwide, Inc.
180,000	8.200		01/15/39	225,958
175,000	5.450	(a)	01/23/39	175,376
Bacardi Ltd.(a)(b)
2,275,000	4.700		05/15/28	2,244,265
700,000	5.300		05/15/48	626,759
Bacardi Ltd./Bacardi-Martini BV(a)(b)
1,475,000	5.900		06/15/43	1,428,360
Constellation Brands, Inc.(a)
450,000	4.350		05/09/27	445,468
350,000	4.650		11/15/28	345,786
455,000	4.800		01/15/29	451,856
256,000	4.750		05/09/32	246,136
JDE Peet’s NV(a)(b)
1,970,000	2.250		09/24/31	1,592,903

				11,991,245

Biotechnology(a) – 0.9%
Amgen, Inc.
665,000	5.250		03/02/30	671,065
3,100,000	4.200		03/01/33	2,874,537
Royalty Pharma PLC
739,000	2.200		09/02/30	627,345
1,436,000	5.400		09/02/34	1,398,118

				5,571,065

Building Materials(a) – 0.2%
Carrier Global Corp.
764,000	5.900		03/15/34	790,694
Owens Corning
422,000	5.950		06/15/54	418,114

				1,208,808

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(a) – 1.2%
Celanese U.S. Holdings LLC
$1,240,000	6.165%	07/15/27	$ 1,259,195
715,000	6.600	11/15/28	731,674
1,250,000	6.800	11/15/30	1,293,275
DuPont de Nemours, Inc.
76,000	5.319	11/15/38	76,261
850,000	5.419	11/15/48	845,257
Huntsman International LLC
1,050,000	4.500	05/01/29	1,001,469
International Flavors & Fragrances, Inc.(b)
385,000	2.300	11/01/30	326,850
1,075,000	3.268	11/15/40	765,970
LYB International Finance BV
725,000	4.875	03/15/44	621,325
Sherwin-Williams Co.
475,000	4.000	12/15/42	375,535

			7,296,811

Commercial Services – 1.1%
Ashtead Capital, Inc.(a)(b)
925,000	1.500	08/12/26	873,875
525,000	2.450	08/12/31	436,343
456,000	5.800	04/15/34	455,699
DP World Ltd.
360,000	5.625	09/25/48	338,818
Global Payments, Inc.(a)
1,150,000	4.450	06/01/28	1,125,425
GXO Logistics, Inc.(a)
2,573,000	2.650	07/15/31	2,160,136
887,000	6.500	05/06/34	909,423
Quanta Services, Inc.(a)
736,000	5.250	08/09/34	719,992

			7,019,711

Computers – 0.7%
Dell International LLC/EMC Corp.(a)
375,000	4.900	10/01/26	375,938
225,000	6.200	07/15/30	235,897
Dell, Inc.
2,075,000	7.100	04/15/28	2,209,916
Hewlett Packard Enterprise Co.(a)
905,000	5.000	10/15/34	870,465
341,000	6.200	10/15/35	355,878

			4,048,094

Diversified Financial Services – 4.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
725,000	6.450	04/15/27	747,649
850,000	4.625	10/15/27	844,432
775,000	3.000	10/29/28	717,472
Air Lease Corp.(a)
2,150,000	3.375	07/01/25	2,133,316
3,525,000	2.875	01/15/26	3,448,366
1,475,000	3.750	06/01/26	1,452,123
325,000	3.625	04/01/27	316,937

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Ally Financial, Inc.
$950,000	4.625%		03/30/25	$ 948,081
1,335,000	4.750	(a)	06/09/27	1,325,321
1,575,000	2.200	(a)	11/02/28	1,402,396
Aviation Capital Group LLC(a)(b)
2,675,000	1.950		01/30/26	2,589,186
Avolon Holdings Funding Ltd.(a)(b)
3,750,000	4.250		04/15/26	3,704,700
1,450,000	3.250		02/15/27	1,393,754
Capital One Financial Corp.(a)(c)
(Secured Overnight Financing Rate + 1.990%)
2,125,000	5.884		07/26/35	2,133,819
(Secured Overnight Financing Rate + 3.070%)
1,165,000	7.624		10/30/31	1,285,298
Charles Schwab Corp.(a)(c) (5 yr. CMT + 4.971%)
583,000	5.375		06/01/25	580,435
Discover Financial Services(a)
800,000	4.100		02/09/27	785,520
Intercontinental Exchange, Inc.(a)
350,000	3.625		09/01/28	335,737
Jefferies Financial Group, Inc.(a)
1,220,000	6.200		04/14/34	1,256,942
Macquarie Airfinance Holdings Ltd.(a)(b)
135,000	6.400		03/26/29	139,015
Nomura Holdings, Inc.
2,375,000	1.653		07/14/26	2,259,076

				29,799,575

Electrical – 3.6%
American Electric Power Co., Inc.(a)
350,000	2.300		03/01/30	304,350
Berkshire Hathaway Energy Co.
767,000	6.125		04/01/36	806,554
500,000	2.850	(a)	05/15/51	305,895
CMS Energy Corp.(a)
500,000	4.875		03/01/44	443,405
Dominion Energy, Inc.(a)
925,000	3.375		04/01/30	850,963
DTE Energy Co.(a)
4,736,000	4.875		06/01/28	4,721,129
Duke Energy Corp.(a)
400,000	4.800		12/15/45	344,956
Duquesne Light Holdings, Inc.(a)(b)
1,075,000	2.532		10/01/30	928,617
Emera U.S. Finance LP(a)
575,000	3.550		06/15/26	563,224
ITC Holdings Corp.(a)(b)
673,000	2.950		05/14/30	601,474
NextEra Energy Capital Holdings, Inc.(a)
2,055,000	1.900		06/15/28	1,860,741
Pacific Gas & Electric Co.(a)
250,000	2.950		03/01/26	244,365
2,075,000	2.100		08/01/27	1,935,186
Progress Energy, Inc.
1,400,000	7.000		10/30/31	1,549,100

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Public Service Electric & Gas Co.(a)
$975,000	3.950%		05/01/42	$ 793,592
Sempra(a)
1,125,000	3.800		02/01/38	930,307
Southern California Edison Co.(a)
1,325,000	4.200		03/01/29	1,284,057
275,000	4.050		03/15/42	222,558
Vistra Operations Co. LLC(a)(b)
975,000	4.300		07/15/29	930,481
Xcel Energy, Inc.(a)
2,380,000	3.350		12/01/26	2,319,667

				21,940,621

Electronics(a) – 0.1%
Allegion U.S. Holding Co., Inc.
460,000	5.600		05/29/34	462,484

Engineering & Construction(a) – 0.3%
MasTec, Inc.
551,000	5.900		06/15/29	560,356
Mexico City Airport Trust
240,000	3.875	(b)	04/30/28	224,851
800,000	5.500		07/31/47	642,248
220,000	5.500	(b)	07/31/47	176,618

				1,604,073

Entertainment(a) – 0.2%
Warnermedia Holdings, Inc.
1,591,000	4.279		03/15/32	1,401,719

Environmental(a) – 0.7%
Veralto Corp.
775,000	5.500		09/18/26	784,161
1,355,000	5.450		09/18/33	1,359,864
Waste Management, Inc.
1,864,000	4.800		03/15/32	1,831,995

				3,976,020

Food & Drug Retailing(a) –1.6%
Campbell’s Co.
1,264,000	5.400		03/21/34	1,259,248
Grupo Bimbo SAB de CV
1,070,000	4.700		11/10/47	880,888
J.M. Smucker Co.
2,598,000	6.200		11/15/33	2,742,163
Kroger Co.
5,071,000	5.000		09/15/34	4,914,509
Sysco Corp.
150,000	6.600		04/01/40	161,838

				9,958,646

Hand/Machine Tools(a) – 0.4%
Regal Rexnord Corp.
2,654,000	6.300		02/15/30	2,729,506

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – 5.0%
Centene Corp.(a)
$423,000	4.250%		12/15/27	$ 409,490
CommonSpirit Health
150,000	4.350		11/01/42	125,318
510,000	6.461	(a)	11/01/52	544,540
GE HealthCare Technologies, Inc.(a)
4,900,000	5.650		11/15/27	5,022,206
HCA, Inc.(a)
4,800,000	5.250		06/15/26	4,811,232
2,205,000	3.500		09/01/30	2,002,096
1,145,000	5.500		06/01/33	1,131,008
Humana, Inc.(a)
1,395,000	5.375		04/15/31	1,383,477
Icon Investments Six DAC(a)
1,095,000	5.849		05/08/29	1,116,046
IQVIA, Inc.(a)
1,140,000	6.250		02/01/29	1,177,586
Novant Health, Inc.(a)
710,000	3.168		11/01/51	468,980
Revvity, Inc.(a)
1,405,000	1.900		09/15/28	1,258,135
1,200,000	3.300		09/15/29	1,107,744
Solventum Corp.(a)(b)
2,155,000	5.400		03/01/29	2,161,508
3,055,000	5.600		03/23/34	3,039,297
STERIS Irish FinCo UnLtd Co.(a)
218,000	2.700		03/15/31	188,200
UnitedHealth Group, Inc.
1,100,000	5.800		03/15/36	1,133,154
1,074,000	5.625	(a)	07/15/54	1,044,583
2,625,000	6.050	(a)	02/15/63	2,679,416

				30,804,016

Insurance – 0.9%
American International Group, Inc.(a)
598,000	4.500		07/16/44	513,479
Arch Capital Finance LLC(a)
400,000	4.011		12/15/26	395,276
Arch Capital Group Ltd.
595,000	7.350		05/01/34	672,647
Hartford Financial Services Group, Inc.
200,000	6.625		04/15/42	212,590
Principal Financial Group, Inc.
150,000	6.050		10/15/36	156,771
QBE Insurance Group Ltd.(a)(b)(c) (5 yr. CMT + 5.513%)
1,590,000	5.875		05/12/25	1,589,889
Teachers Insurance & Annuity Association of America(b)
890,000	4.900		09/15/44	794,734
Willis North America, Inc.(a)
1,200,000	2.950		09/15/29	1,092,420

				5,427,806

Internet(a) – 0.6%
Expedia Group, Inc.
75,000	3.250		02/15/30	69,123

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet(a) – (continued)
Expedia Group, Inc. – (continued)
$196,000	2.950%		03/15/31	$ 172,556
Netflix, Inc.(b)
2,435,000	4.875		06/15/30	2,423,702
Prosus NV
200,000	3.680	(b)	01/21/30	179,500
200,000	3.680		01/21/30	179,500
580,000	3.061		07/13/31	487,565

				3,511,946

Investment Companies(a) – 0.8%
Blackstone Private Credit Fund
2,425,000	2.625		12/15/26	2,310,394
125,000	3.250		03/15/27	119,641
Blue Owl Credit Income Corp.(b)
1,685,000	5.800		03/15/30	1,658,428
JAB Holdings BV(b)
700,000	2.200		11/23/30	577,962

				4,666,425

Iron/Steel – 0.6%
ArcelorMittal SA
950,000	4.550		03/11/26	944,167
POSCO(b)
240,000	5.750		01/17/28	243,792
Steel Dynamics, Inc.(a)
1,950,000	1.650		10/15/27	1,794,215
Vale Overseas Ltd.(a)
860,000	6.400		06/28/54	840,650

				3,822,824

Lodging(a) – 1.0%
Choice Hotels International, Inc.
849,000	3.700		01/15/31	763,701
712,000	5.850		08/01/34	713,324
Hyatt Hotels Corp.
1,963,000	5.500		06/30/34	1,945,942
Marriott International, Inc.
543,000	4.000		04/15/28	528,388
1,350,000	5.550		10/15/28	1,379,052
675,000	4.650		12/01/28	670,207

				6,000,614

Machinery - Construction & Mining(a)(b) – 0.1%
Weir Group PLC
925,000	2.200		05/13/26	890,081

Machinery-Diversified(a) – 0.6%
AGCO Corp.
1,230,000	5.800		03/21/34	1,236,371
Ingersoll Rand, Inc.
475,000	5.314		06/15/31	480,030
Nordson Corp.
2,075,000	5.800		09/15/33	2,137,707

				3,854,108

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – 2.9%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
$2,217,000	4.908%		07/23/25	$ 2,213,896
1,050,000	3.750		02/15/28	1,000,041
5,125,000	4.200		03/15/28	4,953,825
256,000	6.650		02/01/34	263,534
800,000	6.550		06/01/34	817,952
625,000	6.384		10/23/35	623,869
Comcast Corp.(a)
475,000	3.750		04/01/40	382,028
Discovery Communications LLC(a)
3,125,000	4.900		03/11/26	3,118,188
Time Warner Cable Enterprises LLC
1,600,000	8.375		07/15/33	1,795,888
Time Warner Cable LLC(a)
675,000	5.875		11/15/40	603,207
Videotron Ltd.(a)(b)
1,659,000	5.700		01/15/35	1,625,671

				17,398,099

Mining(b) – 0.5%
Glencore Finance Canada Ltd.
525,000	5.550		10/25/42	491,731
Glencore Funding LLC(a)
1,075,000	4.000		03/27/27	1,053,801
925,000	2.850		04/27/31	798,488
725,000	2.625		09/23/31	611,211

				2,955,231

Miscellaneous Manufacturing – 0.3%
GE Capital International Funding Co. Unlimited Co.
860,000	4.418		11/15/35	793,195
General Electric Co.
1,294,000	5.875		01/14/38	1,333,635

				2,126,830

Multi-National(a)(b) – 0.0%
African Export-Import Bank
200,000	3.798		05/17/31	174,186

Oil Field Services – 2.3%
Continental Resources, Inc.(a)
25,000	4.375		01/15/28	24,306
925,000	5.750	(b)	01/15/31	914,695
Diamondback Energy, Inc.(a)
2,215,000	6.250		03/15/33	2,303,644
890,000	5.400		04/18/34	875,698
Marathon Petroleum Corp.(a)
2,095,000	3.800		04/01/28	2,023,121
Occidental Petroleum Corp.(a)
2,500,000	8.875		07/15/30	2,846,125
575,000	5.550		10/01/34	558,233
Ovintiv, Inc.
800,000	5.375	(a)	01/01/26	802,480
1,025,000	8.125		09/15/30	1,148,933

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Pertamina Persero PT(a)
$370,000	4.175%		01/21/50	$ 279,298
QatarEnergy (a)(b)
200,000	3.125		07/12/41	147,430
Reliance Industries Ltd.(b)
890,000	3.625		01/12/52	613,477
Saudi Arabian Oil Co.
1,100,000	3.500		04/16/29	1,033,318
240,000	5.750	(a)(b)	07/17/54	223,817
Shell International Finance BV
225,000	6.375		12/15/38	244,845

				14,039,420

Packaging(a) – 0.8%
Berry Global, Inc.
1,800,000	1.570		01/15/26	1,737,144
1,225,000	1.650		01/15/27	1,146,906
Smurfit Kappa Treasury ULC(b)
910,000	5.200		01/15/30	913,003
Smurfit Westrock Financing DAC(b)
820,000	5.418		01/15/35	815,958

				4,613,011

Pharmaceuticals(a) – 1.8%
Cardinal Health, Inc.
1,160,000	5.450		02/15/34	1,154,305
2,590,000	5.350		11/15/34	2,535,299
Cencora, Inc.
745,000	5.150		02/15/35	726,725
Cigna Group
1,581,000	4.800		08/15/38	1,433,698
1,675,000	4.900		12/15/48	1,426,665
CVS Health Corp.
1,125,000	4.875		07/20/35	1,022,119
3,459,000	4.780		03/25/38	2,989,821

				11,288,632

Pipelines – 4.8%
Abu Dhabi Crude Oil Pipeline LLC(b)
490,000	4.600		11/02/47	430,004
Columbia Pipelines Operating Co. LLC(a)(b)
1,010,000	6.036		11/15/33	1,036,866
Enbridge, Inc.(a)
2,025,000	1.600		10/04/26	1,917,614
940,000	6.200		11/15/30	989,106
939,000	5.700		03/08/33	949,507
Energy Transfer LP(a)
550,000	5.950		12/01/25	553,889
2,922,000	3.900		07/15/26	2,884,335
300,000	5.500		06/01/27	303,954
354,000	4.950		05/15/28	353,526
650,000	7.375	(b)	02/01/31	680,323
1,472,000	6.550		12/01/33	1,564,353
456,000	5.150		03/15/45	399,105

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Enterprise Products Operating LLC
$2,200,000	6.875%	03/01/33	$ 2,421,144
Galaxy Pipeline Assets Bidco Ltd.(b)
200,000	2.625	03/31/36	162,336
Kinder Morgan Energy Partners LP
1,100,000	7.750	03/15/32	1,236,378
650,000	6.550	09/15/40	674,453
MPLX LP(a)
950,000	4.500	04/15/38	828,220
520,000	5.500	02/15/49	477,776
ONEOK, Inc.(a)
1,668,000	5.550	11/01/26	1,688,650
2,245,000	4.550	07/15/28	2,211,998
Plains All American Pipeline LP/PAA Finance Corp.(a)
1,917,000	4.650	10/15/25	1,913,894
Sabine Pass Liquefaction LLC(a)
900,000	5.000	03/15/27	902,187
Valero Energy Partners LP(a)
675,000	4.500	03/15/28	665,402
Western Midstream Operating LP(a)
2,307,000	5.450	04/01/44	2,047,785
Williams Cos., Inc.(a)
2,000,000	4.650	08/15/32	1,904,380

			29,197,185

Real Estate(a) – 0.4%
CBRE Services, Inc.
450,000	5.500	04/01/29	457,452
1,760,000	5.950	08/15/34	1,817,798

			2,275,250

Real Estate Investment Trust(a) – 4.8%
Agree LP
295,000	4.800	10/01/32	282,409
695,000	5.625	06/15/34	697,495
American Homes 4 Rent LP
225,000	2.375	07/15/31	188,197
1,000,000	5.250	03/15/35	973,490
American Tower Corp.
2,475,000	3.375	10/15/26	2,417,382
Cousins Properties LP
1,207,000	5.375	02/15/32	1,186,336
1,863,000	5.875	10/01/34	1,866,447
Crown Castle, Inc.
3,025,000	4.000	03/01/27	2,971,125
Essex Portfolio LP
2,375,000	3.000	01/15/30	2,148,377
GLP Capital LP/GLP Financing II, Inc.
2,886,000	5.375	04/15/26	2,888,771
830,000	6.750	12/01/33	880,763
Healthcare Realty Holdings LP
875,000	2.050	03/15/31	708,216
Highwoods Realty LP
1,585,000	7.650	02/01/34	1,760,142

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
Host Hotels & Resorts LP
$480,000	5.700%	07/01/34	$ 479,501
Invitation Homes Operating Partnership LP
600,000	2.300	11/15/28	541,464
305,000	5.450	08/15/30	308,956
Kilroy Realty LP
670,000	6.250	01/15/36	665,089
Kimco Realty OP LLC
2,125,000	3.800	04/01/27	2,081,671
NNN REIT, Inc.
1,300,000	3.600	12/15/26	1,272,505
870,000	5.600	10/15/33	876,943
Phillips Edison Grocery Center Operating Partnership I LP
900,000	5.750	07/15/34	901,845
425,000	4.950	01/15/35	399,836
Realty Income Corp.
1,125,000	4.000	07/15/29	1,082,666
Regency Centers LP
330,000	5.100	01/15/35	321,819
Retail Opportunity Investments Partnership LP
1,228,000	6.750	10/15/28	1,302,355
WP Carey, Inc.
50,000	2.400	02/01/31	42,503

			29,246,303

Retailing(a) – 1.2%
7-Eleven, Inc.(b)
1,280,000	2.500	02/10/41	824,461
AutoNation, Inc.
702,000	4.500	10/01/25	698,665
1,425,000	4.750	06/01/30	1,378,445
25,000	2.400	08/01/31	20,619
CK Hutchison International 23 Ltd.(b)
220,000	4.750	04/21/28	218,456
Dollar General Corp.
1,178,000	3.500	04/03/30	1,080,627
1,500,000	5.450	07/05/33	1,474,530
Lowe’s Cos., Inc.
875,000	1.700	09/15/28	782,652
1,450,000	4.250	04/01/52	1,130,913

			7,609,368

Savings & Loans(a)(b)(c) – 0.4%
Nationwide Building Society (3 mo. USD LIBOR + 1.855%)
2,525,000	3.960	07/18/30	2,385,292

Semiconductors(a) – 2.2%
Broadcom Corp./Broadcom Cayman Finance Ltd.
1,225,000	3.875	01/15/27	1,205,571
Broadcom, Inc.(b)
2,130,000	2.600	02/15/33	1,761,893
1,025,000	3.419	04/15/33	897,521
1,674,000	3.469	04/15/34	1,450,538
3,289,000	3.137	11/15/35	2,686,718
1,706,000	3.187	11/15/36	1,374,029

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors(a) – (continued)
Intel Corp.
$549,000	5.150%	02/21/34	$ 526,749
NXP BV/NXP Funding LLC/NXP USA, Inc.
1,050,000	3.875	06/18/26	1,035,437
525,000	4.400	06/01/27	519,577
450,000	3.400	05/01/30	413,874
1,301,000	5.000	01/15/33	1,265,236

			13,137,143

Software(a) – 3.0%
AppLovin Corp.
1,837,000	5.500	12/01/34	1,820,871
Atlassian Corp.
487,000	5.500	05/15/34	489,513
Constellation Software, Inc.(b)
1,555,000	5.461	02/16/34	1,561,111
MSCI, Inc.(b)
1,945,000	3.875	02/15/31	1,785,452
1,280,000	3.250	08/15/33	1,082,163
Oracle Corp.
2,062,000	2.950	04/01/30	1,861,677
825,000	4.650	05/06/30	812,204
3,200,000	2.875	03/25/31	2,811,904
837,000	4.900	02/06/33	815,271
425,000	3.600	04/01/40	331,785
950,000	4.000	11/15/47	724,138
2,775,000	6.900	11/09/52	3,102,700
VMware LLC
1,075,000	1.800	08/15/28	964,425

			18,163,214

Telecommunication Services – 4.0%
AT&T, Inc.(a)
6,017,000	3.800	02/15/27	5,901,353
1,350,000	4.500	05/15/35	1,249,074
175,000	4.900	08/15/37	164,943
925,000	4.850	03/01/39	857,419
886,000	4.750	05/15/46	769,367
British Telecommunications PLC
1,415,000	9.625	12/15/30	1,713,876
Rogers Communications, Inc.(a)
2,628,000	3.800	03/15/32	2,362,730
300,000	4.500	03/15/42	253,131
T-Mobile USA, Inc.(a)
512,000	3.875	04/15/30	481,828
380,000	2.875	02/15/31	333,268
3,275,000	3.500	04/15/31	2,969,311
1,975,000	5.200	01/15/33	1,955,270
2,675,000	5.050	07/15/33	2,617,380
Verizon Communications, Inc.(a)
475,000	3.150	03/22/30	434,654
2,800,000	2.550	03/21/31	2,412,536

			24,476,140

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation – 0.3%
Burlington Northern Santa Fe LLC(a)
	$1,225,000	5.750%	05/01/40	$ 1,255,012
CSX Corp.
	690,000	6.000	10/01/36	724,452

				1,979,464

Trucking & Leasing(a)(b) – 0.6%
Penske Truck Leasing Co. LP/PTL Finance Corp.
	2,075,000	4.400	07/01/27	2,047,299
	525,000	5.875	11/15/27	537,505
	836,000	5.250	07/01/29	838,617

				3,423,421

TOTAL CORPORATE OBLIGATIONS (Cost $558,093,988)				$544,411,898

Sovereign Debt Obligations – 1.6%
Euro – 0.3%
Mexico Government International Bonds(a)
EUR	130,000	1.350%	09/18/27	$ 128,147
	1,152,000	1.450	10/25/33	934,126
Peru Government International Bonds(a)
	100,000	1.250	03/11/33	84,163
Philippines Government International Bonds
	450,000	0.700	02/03/29	419,665
Romania Government International Bonds(b)
	90,000	2.124	07/16/31	76,726

				1,642,827

United States Dollar – 1.3%
Chile Government International Bonds
	$150,000	3.625	10/30/42	113,112
	200,000	3.500 (a)	01/25/50	138,438
Export-Import Bank of Korea
	390,000	5.125	01/11/33	389,126
Hungary Government International Bonds(b)
	470,000	3.125	09/21/51	273,972
Mexico Government International Bonds(a)
	2,540,000	3.250	04/16/30	2,211,070
	802,000	3.500	02/12/34	638,342
	1,399,000	3.771	05/24/61	801,365
	440,000	3.750	04/19/71	243,056
Panama Government International Bonds(a)
	380,000	2.252	09/29/32	265,909
	650,000	6.853	03/28/54	554,531
	200,000	3.870	07/23/60	104,214
	390,000	4.500	01/19/63	227,955
Peru Government International Bonds(a)
	430,000	2.780	12/01/60	226,959
Philippines Government International Bonds
	210,000	2.650	12/10/45	132,563
Republic of Poland Government International Bonds(a)
	570,000	5.125	09/18/34	548,984

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Republic of Poland Government International Bonds(a) – (continued)
$700,000	5.500%	03/18/54	$ 644,007
Romania Government International Bonds
160,000	3.000 (b)	02/27/27	150,732
70,000	6.375	01/30/34	66,848
560,000	6.125	01/22/44	497,773

			8,228,956

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $12,620,751)			$ 9,871,783

Municipal Debt Obligations – 0.5%
California – 0.1%
California State GO Bonds Build America Taxable Series 2009
$455,000	7.300%	10/01/39	$ 518,066

Illinois – 0.4%
Illinois State GO Bonds Build America Series 2010
1,375,000	6.630	02/01/35	1,425,365
Illinois State GO Bonds Taxable-Pension Series 2003
941,176	5.100	06/01/33	927,897

			2,353,262

Pennsylvania – 0.0%
Pennsylvania Commonwealth Financing Authority RB (Taxable) Series A
335,000	2.991	06/01/42	246,774

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $3,096,144)			$ 3,118,102

U.S. Treasury Obligations – 0.2%
U.S. Treasury Bonds
$1,160,000	4.750%	11/15/53	$ 1,149,125
(Cost $1,190,878)

Shares	Dividend Rate	Value

Investment Company(d) – 3.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
20,601,887	4.392%	$ 20,601,887
(Cost $ 20,601,887)

TOTAL INVESTMENTS – 94.9% (Cost $ 595,603,648)		$579,152,795

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.1%		31,105,558

NET ASSETS – 100.0%		$610,258,353

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2024.

(d)	Represents an affiliated issuer.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Barclays Bank PLC	USD	1,711,602	EUR	1,577,913	01/16/25	$76,054

FUTURES CONTRACTS — At December 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	6	03/31/25	$1,233,656	$355
20 Year U.S. Treasury Bonds	226	03/20/25	25,728,688	(687,961)
5 Year U.S. Treasury Notes	264	03/31/25	28,064,438	(58,590)
Ultra Long U.S. Treasury Bonds	533	03/20/25	63,377,031	(2,356,796)

Total				$(3,102,992)

Short position contracts:
10 Year U.S. Treasury Notes	(33)	03/20/25	(3,588,750)	(340)
Ultra 10-Year U.S. Treasury Notes	(127)	03/20/25	(14,136,688)	253,134

Total				$252,794

TOTAL FUTURES CONTRACTS				$(2,850,198)

SWAP CONTRACTS — At December 31, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M FEDL(b)	4.396%(b)	03/19/25		$265,400	$28,345	$10,080	$18,265
3.695%(c)	12M SOFR(c)	05/31/29		8,820	111,615	8,703	102,912
2.457(d)	12M CDOR(d)	09/13/29	CAD	13,330	39,401	(4,287)	43,688
12M SOFR(c)	3.038(c)	09/13/29		$9,970	(163,743)	9,238	(172,981)
12M CDOR(d)	2.801(d)	09/11/31	CAD	14,040	(35,101)	5,652	(40,753)
3.215(c)	12M SOFR(c)	09/12/31		$10,590	143,229	(8,682)	151,911
2.750(c)	6M EURO(d)	03/19/35	EUR	1,000	(36,871)	(55,447)	18,576
12M SOFR(c)	3.944(c)	12/13/39		$5,110	(46,000)	(6,644)	(39,356)
3.355(c)	12M SOFR(c)	12/13/54		2,480	37,785	8,498	29,287

TOTAL					$78,660	$(32,889)	$111,549

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2024.
(b)	Payments made at maturity.
(c)	Payments made annually.
(d)	Payments made semi-annually.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2024(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.IG Index 43	(1.000)%	0.902%	12/20/34	$34,075	$(269,555)	$(218,858)	$(50,697)
Protection Sold:
AT&T, Inc., 3.800%, 02/15/27	1.000	0.343	06/20/26	2,375	23,138	12,915	10,223
CDX.NA.IG Index 40	1.000	0.332	06/20/28	43,349	950,651	337,043	613,608
CDX.NA.IG Index 41	1.000	0.386	12/20/28	15,145	345,020	175,288	169,732
CDX.NA.IG Index 42	1.000	0.445	06/20/29	300,455	6,866,939	5,763,385	1,103,554
CDX.NA.IG Index 43	1.000	0.499	12/20/29	168,475	3,820,126	3,725,877	94,249
Republic of Chile, 3.240%, 02/06/28	1.000	0.645	12/20/29	2,630	42,654	53,718	(11,064)
Republic of Indonesia, 2.150%, 07/28/31	1.000	0.794	12/20/29	2,700	25,605	38,125	(12,520)
Republic of Peru, 8.750%, 11/21/33	1.000	0.872	12/20/29	2,680	16,108	32,884	(16,776)
Republic of the Philippines, 9.500%, 02/02/30	1.000	0.693	12/20/29	2,690	37,631	50,036	(12,405)

TOTAL					$11,858,317	$9,970,413	$1,887,904

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED OPTIONS CONTRACTS — At December 31, 2024, the Fund had the following purchased options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
3M IRS	MS & Co. Int. PLC	3.500%	02/24/2025	3,770,000	$3,770,000	$3,982	$13,346	$(9,364)

Currency Abbreviations:
CAD	— Canadian Dollar
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
GO	— General Obligation
ICE	— Inter-Continental Exchange
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

Abbreviations:
3M IRS	— 3 Months Interest Rate Swaptions
CDOR	— Canadian Dollar Offered Rate
CDX.NA.IG Ind 40	— CDX North America Investment Grade Index 40
CDX.NA.IG Ind 41	— CDX North America Investment Grade Index 41
CDX.NA.IG Ind 42	— CDX North America Investment Grade Index 42
CDX.NA.IG Ind 43	— CDX North America Investment Grade Index 43
EURO	— Euro Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 81.0%
Advertising – 0.8%
Clear Channel Outdoor Holdings, Inc.(a)(b) (B/B2)
$60,000	7.875%	04/01/30	$ 61,738
Outfront Media Capital LLC/Outfront Media Capital Corp.(a)(b) (B/B2)
46,000	4.250	01/15/29	42,803
279,000	4.625	03/15/30	257,601
Outfront Media Capital LLC/Outfront Media Capital Corp.(a)(b) (BB/Ba1)
10,000	7.375	02/15/31	10,451

			372,593

Aerospace & Defense – 2.1%
Bombardier, Inc.(a)(b) (B+/B1)
110,000	6.000	02/15/28	109,428
85,000	7.000	06/01/32	86,457
TransDigm, Inc.(a) (B/B3)
203,000	5.500	11/15/27	199,788
327,000	4.625	01/15/29	306,249
TransDigm, Inc.(a)(b) (BB-/Ba3)
295,000	6.750	08/15/28	297,885

			999,807

Airlines – 1.0%
OneSky Flight LLC(a)(b) (B/B3)
100,000	8.875	12/15/29	100,354
United Airlines, Inc.(a)(b) (BBB-/Ba1)
173,000	4.375	04/15/26	170,038
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)(b) (B-/B3)
73,000	7.875	05/01/27	71,019
25,000	9.500	06/01/28	25,147
130,000	6.375	02/01/30	113,883

			480,441

Automotive(a)(b) – 1.0%
Allison Transmission, Inc. (NR/Ba2)
291,000	3.750	01/30/31	257,355
Phinia, Inc. (BB/Ba2)
50,000	6.625	10/15/32	49,650
Phinia, Inc. (BB+/Baa3)
145,000	6.750	04/15/29	147,910

			454,915

Banks(a)(b) – 0.8%
Freedom Mortgage Corp. (B/B2)
139,000	6.625	01/15/27	138,840
UBS Group AG(c) (BB/NR) (5 yr. CMT + 3.098%)
256,000	3.875	06/02/26	244,890

			383,730

Building Materials – 1.1%
Builders FirstSource, Inc.(a)(b) (BB-/Ba2)
248,000	4.250	02/01/32	219,066
Standard Building Solutions, Inc.(a)(b) (BB/Ba3)
120,000	6.500	08/15/32	120,327
Standard Industries, Inc.(a)(b) (BB/Ba3)
96,000	5.000	02/15/27	93,903

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Building Materials – (continued) Standard Industries, Inc.(a)(b) (BB/Ba3) – (continued)
$95,000	4.375%	07/15/30	$ 86,621

			519,917

Chemicals – 3.7%
Avient Corp.(a)(b) (BB-/Ba3)
102,000	7.125	08/01/30	104,345
50,000	6.250	11/01/31	49,420
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(a)(b) (BB/Ba3)
227,000	4.750	06/15/27	221,995
Chemours Co.(a)(b) (BB-/B1)
179,000	4.625	11/15/29	155,676
Element Solutions, Inc.(a)(b) (BB/B1)
202,000	3.875	09/01/28	191,559
Ingevity Corp.(a)(b) (NR/Ba3)
381,000	3.875	11/01/28	348,120
Methanex U.S. Operations, Inc.(a)(b) (BB/Ba2)
65,000	6.250	03/15/32	64,268
Olympus Water U.S. Holding Corp.(a)(b) (B-/B3)
200,000	4.250	10/01/28	187,320
SNF Group SACA(a)(b) (BB+/Ba1)
200,000	3.125	03/15/27	188,666
WR Grace Holdings LLC(a)(b) (B-/B1)
247,000	4.875	06/15/27	239,298

			1,750,667

Commercial Services – 2.5%
ADT Security Corp.(a)(b) (BB/Ba2)
301,000	4.125	08/01/29	276,315
APi Group DE, Inc.(a)(b) (B+/B1)
471,000	4.125	07/15/29	429,806
28,000	4.750	10/15/29	26,329
Garda World Security Corp.(a)(b) (B/B1)
85,000	7.750	02/15/28	87,698
Garda World Security Corp.(a)(b) (CCC+/Caa2)
55,000	8.375	11/15/32	56,100
Hertz Corp.(a)(b) (B/Ba3)
90,000	12.625	07/15/29	95,863
Mavis Tire Express Services Topco Corp.(a)(b) (CCC/Caa2)
41,000	6.500	05/15/29	39,229
Service Corp. International(a) (BB/Ba3)
42,000	5.750	10/15/32	40,833
VT Topco, Inc.(a)(b) (B/B2)
150,000	8.500	08/15/30	158,851

			1,211,024

Computers(a)(b) – 1.2%
Ahead DB Holdings LLC (CCC+/Caa1)
48,000	6.625	05/01/28	47,037
Amentum Holdings, Inc. (B/B3)
63,000	7.250	08/01/32	63,540
Diebold Nixdorf, Inc. (B/B2)
95,000	7.750	03/31/30	97,539
McAfee Corp. (CCC+/Caa1)
243,000	7.375	02/15/30	236,519

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(a)(b) – (continued)
Virtusa Corp. (B-/Caa1)
$114,000	7.125%		12/15/28	$ 108,217

				552,852

Distribution & Wholesale(a)(b) – 1.2%
American Builders & Contractors Supply Co., Inc. (BB-/Ba3)
298,000	3.875		11/15/29	271,398
H&E Equipment Services, Inc. (BB-/B1)
304,000	3.875		12/15/28	278,382

				549,780

Diversified Financial Services – 1.9%
Coinbase Global, Inc.(a)(b) (BB-/B1)
105,000	3.375		10/01/28	94,429
Focus Financial Partners LLC(a)(b) (B+/B2)
85,000	6.750		09/15/31	84,459
Freedom Mortgage Holdings LLC(a)(b) (B/B2)
15,000	9.250		02/01/29	15,474
Jane Street Group/JSG Finance, Inc.(a)(b) (BB/Ba1)
90,000	6.125		11/01/32	88,989
Macquarie Airfinance Holdings Ltd.(a)(b) (BBB-/Baa3)
15,000	6.400		03/26/29	15,446
80,000	8.125		03/30/29	84,551
OneMain Finance Corp.(a) (BB/Ba2)
215,000	9.000		01/15/29	227,965
United Wholesale Mortgage LLC(a)(b) (NR/Ba3)
138,000	5.500		04/15/29	132,526
UWM Holdings LLC(a)(b) (NR/Ba3)
70,000	6.625		02/01/30	69,556
VFH Parent LLC/Valor Co-Issuer, Inc.(a)(b) (B+/B1)
75,000	7.500		06/15/31	77,111

				890,506

Electrical – 2.8%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)(b) (BB-/NR)
160,000	6.375		02/15/32	159,122
Calpine Corp.(a)(b) (BB+/Ba2)
283,000	3.750		03/01/31	253,141
Lightning Power LLC(a)(b) (BB/Ba3)
50,000	7.250		08/15/32	51,462
NRG Energy, Inc.(a) (BB/Ba2)
65,000	5.750		01/15/28	64,728
155,000	3.375	(b)	02/15/29	140,574
199,000	5.750	(b)	07/15/29	195,291
131,000	3.625	(b)	02/15/31	114,427
Pike Corp.(a)(b) (B-/B3)
257,000	5.500		09/01/28	247,239
Vistra Operations Co. LLC(a)(b) (BB+/Ba2)
130,000	4.375		05/01/29	122,401

				1,348,385

Electrical Components & Equipment – 0.8%
WESCO Distribution, Inc.(a)(b) (BB/Ba3)
248,000	7.250		06/15/28	252,142
15,000	6.375		03/15/29	15,176

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical Components & Equipment – (continued) WESCO Distribution, Inc.(a)(b) (BB/Ba3) – (continued)
$94,000	6.625%	03/15/32	$ 95,354

			362,672

Electronics(a)(b) – 0.9%
Atkore, Inc. (BB+/Ba2)
265,000	4.250	06/01/31	234,408
Sensata Technologies BV (BB+/Ba2)
200,000	4.000	04/15/29	183,524

			417,932

Engineering & Construction – 1.5%
AECOM(a) (BB/Ba2)
280,000	5.125	03/15/27	276,973
Arcosa, Inc.(a)(b) (B+/Ba3)
45,000	6.875	08/15/32	45,735
Global Infrastructure Solutions, Inc.(a)(b) (BB-/B1)
257,000	5.625	06/01/29	247,522
156,000	7.500	04/15/32	154,326

			724,556

Entertainment – 2.0%
Boyne USA, Inc.(a)(b) (B/B1)
245,000	4.750	05/15/29	232,196
Caesars Entertainment, Inc.(a)(b) (B-/B3)
88,000	4.625	10/15/29	82,442
Caesars Entertainment, Inc.(a)(b) (BB-/Ba3)
175,000	7.000	02/15/30	178,208
Cinemark USA, Inc.(a)(b) (BB-/B2)
240,000	5.250	07/15/28	233,911
40,000	7.000	08/01/32	40,799
SeaWorld Parks & Entertainment, Inc.(a)(b) (B+/B2)
204,000	5.250	08/15/29	194,431

			961,987

Environmental(a)(b) – 0.5%
Madison IAQ LLC (CCC+/Caa1)
249,000	5.875	06/30/29	235,016

Food & Drug Retailing – 1.5%
Chobani Holdco II LLC(a)(b)(d) (CCC+/Caa1) (PIK 9.500%, Cash 8.750%)
20,000	8.750	10/01/29	21,153
Performance Food Group, Inc.(a)(b) (BB/B1)
178,000	4.250	08/01/29	165,136
Post Holdings, Inc.(a)(b) (B+/B2)
116,000	5.500	12/15/29	112,260
143,000	6.375	03/01/33	140,264
Post Holdings, Inc.(a)(b) (BB/Ba1)
50,000	6.250	02/15/32	49,654
U.S. Foods, Inc.(a)(b) (BB/Ba3)
176,000	4.750	02/15/29	168,729
84,000	4.625	06/01/30	78,723

			735,919

Healthcare Providers & Services(a) – 2.4%
DaVita, Inc.(b) (BB-/Ba3)
96,000	6.875	09/01/32	96,724

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(a) – (continued)
Encompass Health Corp. (BB-/Ba2)
$150,000	4.500%	02/01/28	$ 144,641
LifePoint Health, Inc.(b) (B/B2)
60,000	11.000	10/15/30	65,912
LifePoint Health, Inc.(b) (CCC+/Caa2)
85,000	5.375	01/15/29	74,379
Medline Borrower LP(b) (B/B3)
210,000	5.250	10/01/29	202,177
Medline Borrower LP(b) (BB-/Ba3)
269,000	3.875	04/01/29	249,191
Molina Healthcare, Inc.(b) (BB/Ba2)
95,000	6.250	01/15/33	93,856
Prime Healthcare Services, Inc.(b) (B-/B3)
120,000	9.375	09/01/29	116,880
Select Medical Corp.(b) (B/B1)
120,000	6.250	12/01/32	115,522

			1,159,282

Holding Companies-Diversified(a)(b) – 0.4%
Benteler International AG (BB-/Ba3)
200,000	10.500	05/15/28	210,416

Home Builders(a) – 1.4%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b) (B+/B1)
141,000	4.875	02/15/30	127,834
Century Communities, Inc.(b) (BB/Ba2)
220,000	3.875	08/15/29	197,120
KB Home (BB+/Ba1)
82,000	7.250	07/15/30	83,977
LGI Homes, Inc.(b) (BB-/Ba2)
108,000	4.000	07/15/29	96,422
Taylor Morrison Communities, Inc.(b) (BB+/Ba1)
155,000	5.875	06/15/27	155,353

			660,706

Household Products(a)(b) – 0.1%
Kronos Acquisition Holdings, Inc. (B-/B2)
45,000	8.250	06/30/31	42,906

Housewares – 0.5%
Newell Brands, Inc.(a) (BB-/Ba3)
15,000	6.375	05/15/30	15,052
25,000	6.625	05/15/32	25,169
Scotts Miracle-Gro Co.(a) (B-/B2)
251,000	4.375	02/01/32	218,739

			258,960

Insurance(a)(b) – 2.2%
Acrisure LLC/Acrisure Finance, Inc. (B/B2)
238,000	4.250	02/15/29	223,939
Acrisure LLC/Acrisure Finance, Inc. (CCC+/Caa2)
90,000	6.000	08/01/29	86,285
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (B/B2)
160,000	6.750	04/15/28	160,139

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance(a)(b) – (continued)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC (BB+/NR)
$160,000	7.875%	11/01/29	$ 162,281
HUB International Ltd. (B-/Caa1)
130,000	7.375	01/31/32	131,867
Panther Escrow Issuer LLC (B/B2)
155,000	7.125	06/01/31	156,524
Ryan Specialty LLC (BB-/B1)
65,000	5.875	08/01/32	64,325
USI, Inc. (CCC+/Caa1)
45,000	7.500	01/15/32	46,533

			1,031,893

Internet – 2.7%
ANGI Group LLC(a)(b) (B/B2)
325,000	3.875	08/15/28	289,945
Gen Digital, Inc.(a)(b) (BB-/B1)
165,000	7.125	09/30/30	169,582
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(a)(b) (BB-/Ba3)
212,000	3.500	03/01/29	193,876
GrubHub Holdings, Inc.(a)(b) (B-/B3)
128,000	5.500	07/01/27	111,948
Match Group Holdings II LLC(a)(b) (BB/Ba3)
203,000	4.625	06/01/28	193,420
53,000	4.125	08/01/30	46,942
Uber Technologies, Inc.(a)(b) (BBB-/Baa2)
205,000	6.250	01/15/28	206,747
Ziff Davis, Inc.(a)(b) (BB/Ba3)
91,000	4.625	10/15/30	83,199

			1,295,659

Iron/Steel – 0.5%
Cleveland-Cliffs, Inc.(a)(b) (BB-/Ba3)
145,000	6.750	04/15/30	141,919
Cleveland-Cliffs, Inc.(a)(b) (NR/Ba3)
50,000	6.875	11/01/29	49,446
70,000	7.375	05/01/33	68,848

			260,213

Leisure Time – 3.6%
Carnival Corp.(a)(b) (BB/B2)
231,000	7.625	03/01/26	231,402
186,000	6.000	05/01/29	185,617
Carnival Corp.(a)(b) (BBB-/Ba1)
278,000	4.000	08/01/28	263,380
40,000	7.000	08/15/29	41,651
MajorDrive Holdings IV LLC(a)(b) (CCC+/Caa2)
184,000	6.375	06/01/29	161,576
Royal Caribbean Cruises Ltd.(a)(b) (BB+/Ba1)
157,000	4.250	07/01/26	154,124
143,000	5.500	04/01/28	141,992
100,000	5.625	09/30/31	98,343
260,000	6.250	03/15/32	263,356
Viking Cruises Ltd.(a)(b) (B+/B3)
40,000	7.000	02/15/29	40,143

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Leisure Time – (continued)
Viking Ocean Cruises Ship VII Ltd.(a)(b) (BB/Ba2)
$47,000	5.625%	02/15/29	$ 46,238
VOC Escrow Ltd.(a)(b) (BB/Ba2)
67,000	5.000	02/15/28	65,253

			1,693,075

Lodging – 1.7%
Genting New York LLC/GENNY Capital, Inc.(a)(b) (BB+/NR)
200,000	7.250	10/01/29	205,796
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(a)(b) (B+/B2)
184,000	5.000	06/01/29	172,931
193,000	4.875	07/01/31	172,584
Travel & Leisure Co.(a)(b) (BB-/Ba3)
251,000	4.500	12/01/29	234,213

			785,524

Machinery - Construction & Mining(a)(b) – 0.5%
Terex Corp. (BB-/Ba3)
40,000	6.250	10/15/32	39,255
Vertiv Group Corp. (BB+/Ba2)
195,000	4.125	11/15/28	184,070

			223,325

Machinery-Diversified(a)(b) – 1.8%
Chart Industries, Inc. (B+/B3)
90,000	9.500	01/01/31	96,398
Chart Industries, Inc. (BB-/Ba3)
245,000	7.500	01/01/30	254,795
Esab Corp. (BB+/Ba1)
135,000	6.250	04/15/29	136,728
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (B-/B3)
175,000	9.000	02/15/29	182,889
TK Elevator Holdco GmbH (CCC+/Caa1)
200,000	7.625	07/15/28	199,762

			870,572

Media – 7.4%
Altice Financing SA(a)(b) (B-/Caa1)
316,000	5.000	01/15/28	247,643
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(b) (BB-/B1)
553,000	4.750	03/01/30	504,961
185,000	4.250	02/01/31	161,146
522,000	4.250	01/15/34	423,514
CSC Holdings LLC(a)(b) (CCC+/Caa1)
200,000	4.500	11/15/31	144,656
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(a)(b) (BB/B1)
201,000	5.875	08/15/27	195,561
DISH Network Corp.(a)(b) (B/Caa1)
105,000	11.750	11/15/27	111,053
GCI LLC(a)(b) (B+/B3)
285,000	4.750	10/15/28	265,871
Gray Television, Inc.(a)(b) (B/Ba3)
105,000	10.500	07/15/29	105,136

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Gray Television, Inc.(a)(b) (CCC/Caa1)
$140,000	7.000%	05/15/27	$ 135,640
McGraw-Hill Education, Inc.(a)(b) (B/B2)
160,000	7.375	09/01/31	163,805
Midcontinent Communications(a)(b) (B+/B3)
155,000	8.000	08/15/32	159,070
Nexstar Media, Inc.(a)(b) (BB+/B2)
130,000	4.750	11/01/28	121,269
Scripps Escrow II, Inc.(a)(b) (B+/B2)
89,000	3.875	01/15/29	65,348
Sirius XM Radio LLC(a)(b) (BB+/Ba3)
137,000	4.125	07/01/30	119,563
Sunrise HoldCo IV BV(a)(b) (B/B3)
200,000	5.500	01/15/28	195,706
TEGNA, Inc.(a) (BB+/Ba3)
162,000	5.000	09/15/29	151,601
VZ Secured Financing BV(a)(b) (B+/B1)
256,000	5.000	01/15/32	226,102

			3,497,645

Metal Fabricate & Hardware(a)(b) – 0.4%
Roller Bearing Co. of America, Inc. (B+/Ba3)
203,000	4.375	10/15/29	188,997

Miscellaneous Manufacturing(a) – 0.6%
Hillenbrand, Inc. (BB+/Ba1)
328,000	3.750	03/01/31	286,223

Oil Field Services – 8.4%
Archrock Partners LP/Archrock Partners Finance Corp.(a)(b) (BB-/B2)
267,000	6.250	04/01/28	265,550
65,000	6.625	09/01/32	65,039
Civitas Resources, Inc.(a)(b) (BB-/B1)
234,000	8.375	07/01/28	243,159
CNX Resources Corp.(a)(b) (BB/B1)
192,000	6.000	01/15/29	188,206
90,000	7.375	01/15/31	92,408
40,000	7.250	03/01/32	40,675
Crescent Energy Finance LLC(a)(b) (BB-/B1)
255,000	7.625	04/01/32	253,733
111,000	7.375	01/15/33	108,010
Expand Energy Corp.(a) (BBB-/Ba1)
124,000	5.375	02/01/29	122,094
75,000	5.375	03/15/30	73,340
67,000	4.750	02/01/32	62,237
Gulfport Energy Operating Corp.(a)(b) (BB-/B3)
155,000	6.750	09/01/29	156,091
Kodiak Gas Services LLC(a)(b) (BB-/B2)
198,000	7.250	02/15/29	201,926
Matador Resources Co.(a)(b) (BB-/B1)
155,000	6.875	04/15/28	157,116
55,000	6.500	04/15/32	54,311
73,000	6.250	04/15/33	70,963
Noble Finance II LLC(a)(b) (BB-/B1)
215,000	8.000	04/15/30	217,094
Permian Resources Operating LLC(a)(b) (BB/Ba3)
85,000	5.875	07/01/29	83,416
144,000	7.000	01/15/32	146,400

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued) Permian Resources Operating LLC(a)(b) (BB/Ba3) – (continued)
$30,000	6.250%	02/01/33	$ 29,621
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(a)(b) (B/B3)
95,000	7.875	11/01/28	97,802
SM Energy Co.(a)(b) (BB-/B1)
50,000	6.750	08/01/29	49,502
Sunoco LP(a)(b) (BB+/Ba1)
80,000	7.000	05/01/29	82,096
Sunoco LP/Sunoco Finance Corp.(a) (BB+/Ba1)
249,000	4.500	04/30/30	230,584
TechnipFMC PLC(a)(b) (BBB-/Ba1)
188,000	6.500	02/01/26	187,968
Transocean Poseidon Ltd.(a)(b) (B/B1)
103,200	6.875	02/01/27	103,074
Transocean Titan Financing Ltd.(a)(b) (B/B1)
150,000	8.375	02/01/28	153,016
Transocean, Inc.(a)(b) (B/B1)
85,000	8.750	02/15/30	87,700
USA Compression Partners LP/USA Compression Finance Corp.(a)(b) (B+/B2)
246,000	7.125	03/15/29	250,239
Viper Energy, Inc.(a)(b) (BBB-/Ba3)
125,000	7.375	11/01/31	131,022

			4,004,392

Packaging(a)(b) – 0.6%
Clearwater Paper Corp. (B/B1)
138,000	4.750	08/15/28	130,206
Mauser Packaging Solutions Holding Co. (B/B2)
130,000	7.875	04/15/27	132,501

			262,707

Pharmaceuticals – 0.8%
AdaptHealth LLC(a)(b) (B+/B1)
144,000	6.125	08/01/28	141,129
38,000	4.625	08/01/29	34,161
49,000	5.125	03/01/30	44,363
Organon & Co./Organon Foreign Debt Co-Issuer BV(a)(b) (BB-/B1)
200,000	5.125	04/30/31	179,838

			399,491

Pipelines – 5.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)(b) (BB+/Ba3)
120,000	5.375	06/15/29	116,731
125,000	6.625	02/01/32	125,965
Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)(b) (B+/B2)
50,000	7.000	07/15/29	51,062
Buckeye Partners LP(a)(b) (BB-/Ba3)
80,000	6.875	07/01/29	80,922
CNX Midstream Partners LP(a)(b) (BB/B1)
48,000	4.750	04/15/30	43,831
CQP Holdco LP/BIP-V Chinook Holdco LLC(a)(b) (BB/Ba2)
250,000	7.500	12/15/33	262,828

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)(b) (BB-/B3)
$55,000	8.625%		03/15/29	$ 56,884
DT Midstream, Inc.(a)(b) (BB+/Ba2)
210,000	4.375		06/15/31	191,785
EQM Midstream Partners LP(a)(b) (BBB-/Ba2)
71,000	7.500		06/01/27	72,419
Genesis Energy LP/Genesis Energy Finance Corp.(a) (B/B3)
70,000	7.875		05/15/32	68,559
80,000	8.000		05/15/33	78,280
Global Partners LP/GLP Finance Corp.(a) (B+/B2)
124,000	6.875		01/15/29	123,165
65,000	8.250	(b)	01/15/32	66,873
Hess Midstream Operations LP(a)(b) (BB+/Ba2)
35,000	6.500		06/01/29	35,405
Howard Midstream Energy Partners LLC(a)(b) (B+/B1)
130,000	8.875		07/15/28	136,406
70,000	7.375		07/15/32	71,154
Kinetik Holdings LP(a)(b) (BB+/Ba1)
326,000	5.875		06/15/30	320,846
NuStar Logistics LP(a) (NR/Ba1)
115,000	6.000		06/01/26	115,072
Prairie Acquiror LP(a)(b) (B-/B3)
35,000	9.000		08/01/29	35,999
Summit Midstream Holdings LLC(a)(b) (B+/B3)
65,000	8.625		10/31/29	67,373
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b) (B+/B1)
65,000	7.375		02/15/29	65,192
167,000	6.000		12/31/30	158,284
156,000	6.000		09/01/31	147,211
Venture Global LNG, Inc.(a)(b) (BB/B1)
238,000	8.125		06/01/28	247,563

				2,739,809

Real Estate Investment Trust(a) – 0.9%
Iron Mountain Information Management Services, Inc.(b) (BB-/Ba3)
105,000	5.000		07/15/32	96,674
SBA Communications Corp. (BB/Ba3)
263,000	3.125		02/01/29	237,465
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(b) (B-/B2)
125,000	4.750		04/15/28	117,206

				451,345

Retailing – 6.0%
1011778 BC ULC/New Red Finance, Inc.(a)(b) (B+/B2)
192,000	4.375		01/15/28	183,717
305,000	4.000		10/15/30	272,777
Arko Corp.(a)(b) (B-/B3)
211,000	5.125		11/15/29	192,014
Asbury Automotive Group, Inc.(a) (BB/B1)
67,000	4.625	(b)	11/15/29	62,483
132,000	4.750		03/01/30	123,131
28,000	5.000	(b)	02/15/32	25,626

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Beacon Roofing Supply, Inc.(a)(b) (B/B1)
$137,000	4.125%	05/15/29	$ 129,195
Cougar JV Subsidiary LLC(a)(b) (B+/B2)
40,000	8.000	05/15/32	41,502
Foundation Building Materials, Inc.(a)(b) (CCC+/Caa1)
221,000	6.000	03/01/29	193,987
Group 1 Automotive, Inc.(a)(b) (BB+/Ba2)
200,000	4.000	08/15/28	187,026
20,000	6.375	01/15/30	20,079
Ken Garff Automotive LLC(a)(b) (BB-/B1)
88,000	4.875	09/15/28	84,350
LCM Investments Holdings II LLC(a)(b) (BB-/B2)
278,000	4.875	05/01/29	259,580
40,000	8.250	08/01/31	41,456
Lithia Motors, Inc.(a)(b) (BB+/Ba2)
173,000	3.875	06/01/29	158,129
191,000	4.375	01/15/31	173,314
Murphy Oil USA, Inc.(a)(b) (BB+/Ba2)
192,000	3.750	02/15/31	168,820
Penske Automotive Group, Inc.(a) (BB-/Ba3)
360,000	3.750	06/15/29	327,089
Sonic Automotive, Inc.(a)(b) (BB-/B1)
174,000	4.625	11/15/29	160,687
63,000	4.875	11/15/31	56,461

			2,861,423

Semiconductors(a)(b) – 0.3%
ON Semiconductor Corp. (BB/Ba2)
129,000	3.875	09/01/28	120,393

Software – 2.5%
AthenaHealth Group, Inc.(a)(b) (CCC/Caa2)
136,000	6.500	02/15/30	129,317
Castle U.S. Holding Corp.(a)(b) (C/Ca)
111,000	9.500	02/15/28	51,602
Cloud Software Group, Inc.(a)(b) (B/B2)
100,000	6.500	03/31/29	98,140
90,000	8.250	06/30/32	92,794
Open Text Corp.(a)(b) (BB/Ba3)
217,000	3.875	02/15/28	203,795
159,000	3.875	12/01/29	144,126
Twilio, Inc.(a) (BB+/Ba3)
255,000	3.625	03/15/29	233,817
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(a)(b) (B+/B1)
251,000	3.875	02/01/29	227,547

			1,181,138

Telecommunication Services(a) – 1.0%
EchoStar Corp. (B/Caa1)
250,000	10.750	11/30/29	268,873
Frontier Communications Holdings LLC(b) (CCC+/Caa2)
101,000	6.750	05/01/29	101,480
Windstream Services LLC/Windstream Escrow Finance Corp.(b) (B-/B3)
80,000	8.250	10/01/31	82,614

			452,967

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation(a)(b) – 1.2%
Cargo Aircraft Management, Inc. (BB/Ba2)
	$120,000	4.750%	02/01/28	$ 118,996
Rand Parent LLC (BB-/Ba1)
	199,000	8.500	02/15/30	200,112
XPO, Inc. (BB-/Ba3)
	235,000	7.125	02/01/32	240,617

				559,725

TOTAL CORPORATE OBLIGATIONS
(Cost $39,166,207)				$38,451,485

Bank Loans(e) – 13.8%
Aerospace & Defense(c) – 0.4%
Propulsion (BC) Finco SARL (NR/B2)(3 mo. USD Term SOFR +3.750%)
	$181,183	7.579%	09/14/29	$ 182,736

Automotive(c) – 0.4%
First Brands Group LLC (B+/B1) (3 mo. USD Term SOFR + 5.000%)
	190,584	9.847	03/30/27	178,323

Automotive - Parts(c) – 0.2%
Mavis Tire Express Services Corp. (B-/B2)(1 mo. USD Term SOFR + 3.500%)
	118,247	7.857	05/04/28	118,912

Building & Construction(c) – 0.6%
Construction Partners, Inc. (B+/B1)(1 mo. USD Term SOFR + 2.500%)
	25,000	6.845	11/03/31	25,078
Cube Industrials Buyer, Inc. (B/B3)(3 mo. USD Term SOFR + 3.500%)
	50,000	8.132	10/17/31	50,250
DG Investment Intermediate Holdings 2, Inc. (B-/B2)(1 mo. USD Term SOFR + 3.750%)
	142,712	8.222	03/31/28	143,842
Energize HoldCo LLC (B/B3)(1 mo. USD Term SOFR + 3.500%)
	69,464	7.972	12/08/28	69,985

				289,155

Building Materials(c) – 0.5%
Icebox Holdco III, Inc. (B-/B2)(3 mo. USD Term SOFR + 3.500%)
	94,959	8.086	12/22/28	95,541
Icebox Holdco III, Inc. (CCC/Caa2)(3 mo. USD Term SOFR + 6.750%)
	50,000	11.340	12/21/29	50,459
Wilsonart LLC (B+/B2)(3 mo. USD Term SOFR + 4.250%)
	74,813	8.579	08/05/31	74,897

				220,897

Capital Goods - Others – 1.2%
Engineered Machinery Holdings, Inc.(c) (B-/B1)
(3 mo. EUR EURIBOR + 3.750%)
EUR	71,322	6.433	05/21/28	74,156

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(e) – (continued)
Capital Goods - Others – (continued) Engineered Machinery Holdings, Inc.(c) (B-/B1) – (continued)
(3 mo. USD Term SOFR + 3.750%)
	$70,591	8.340%		05/19/28	$ 70,988
LSF12 Crown U.S. Commercial Bidco LLC(f) (B-/B1)
	125,000	0.000		12/02/31	124,454
Terex Corp.(c) (BBB-/Baa3)(1 mo. USD Term SOFR + 1.000%)
	175,000	6.357		10/08/31	175,383
Titan Acquisition Ltd.(c) (B-/B3)(6 mo. USD Term SOFR + 4.500%)
	124,375	10.785		02/15/29	125,308

					570,289

Commercial Services – 2.0%
Ankura Consulting Group LLC (B-/B3)(1 mo. USD Term SOFR + 4.250%)
	149,250	8.588		03/17/28	149,250
Garda World Security Corp.(c) (B/B1)(1 mo. USD Term SOFR + 3.500%)
	249,375	7.897		02/01/29	249,844
Groundworks LLC(c) (B/B3) (1 mo. USD Term SOFR + 3.250%)
	129,762	7.647		03/14/31	130,403
Holding Socotec (B/B2)
	100,000	0.000	(f)	06/30/28	100,250
(3 mo. EUR EURIBOR + 3.500%)
EUR	75,000	6.183	(c)	06/02/28	77,913
Teneo Holdings LLC(c) (B/B2)(1 mo. USD Term SOFR + 4.750%)
	$224,435	9.107		03/13/31	226,212

					933,872

Diversified Financial Services(c) – 1.2%
AAL Delaware Holdco, Inc. (B/B2)(1 mo. USD Term SOFR + 3.500%)
	99,750	7.857		07/30/31	100,312
DRW Holdings LLC (BB-/Ba3)(6 mo. USD Term SOFR + 3.500%)
	190,250	8.588		06/26/31	190,092
FNZ Group Services Ltd. (NR/B3)(3 mo. USD Term SOFR + 5.000%)
	175,000	9.554		11/05/31	170,406
NGP XI Midstream Holdings LLC (B/B3)(3 mo. USD Term SOFR + 4.000%)
	125,000	8.329		07/25/31	125,937

					586,747

Diversified Manufacturing(c) – 0.4%
SPX Flow, Inc. (B/B1)(1 mo. USD Term SOFR + 3.000%)
	188,870	7.357		04/05/29	190,267

Energy - Exploration & Production – 0.6%
CQP Holdco LP (NR/Ba2)(3 mo. USD Term SOFR + 2.000%)
	146,644	6.329		12/31/30	146,790
Kohler Energy Co. LLC (B/B1)(1 mo. USD Term SOFR + 3.750%)
	137,392	8.107		05/01/31	137,049

					283,839

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(e) – (continued)
Entertainment(c) – 0.3%
Alterra Mountain Co. (NR/B1)(1 mo. USD Term SOFR + 3.000%)
$19,950	7.357%	05/31/30	$ 20,087
Crown Finance U.S., Inc. (B-/B3)(1 mo. USD Term SOFR + 5.250%)
125,000	9.587	12/02/31	124,844

			144,931

Healthcare(c) – 0.7%
Jazz Financing Lux SARL (BB/Ba1)(1 mo. USD Term SOFR + 2.250%)
156,273	6.607	05/05/28	156,577
Onex TSG Intermediate Corp. (B/B2)(3 mo. USD Term SOFR + 4.750%)
165,464	9.597	02/28/28	166,498

			323,075

Internet(c) – 0.2%
Plano HoldCo, Inc. (B+/B2)(3 mo. USD Term SOFR + 3.250%)
100,000	7.829	10/02/31	100,750

Machinery(c) – 0.6%
Apex Tool Group LLC(g) (CCC-/Caa2)(1 mo. USD Term SOFR + 7.400%)
58,974	7.500	02/08/30	55,730
Apex Tool Group LLC (CCC+/B3)(1 mo. USD Term SOFR + 7.350%)
25,257	4.357	02/08/29	23,489
TK Elevator U.S. Newco, Inc. (B/B2)(6 mo. USD Term SOFR + 3.500%)
203,110	8.588	04/30/30	204,457

			283,676

Media - Cable(c) – 0.3%
DirecTV Financing LLC (BB/B1)(3 mo. USD Term SOFR + 5.000%)
124,725	9.847	08/02/27	124,941

Midstream(c) – 0.1%
AL GCX Holdings LLC (B+/Ba3)(1 mo. USD Term SOFR + 2.750%)
25,000	7.056	05/17/29	25,106

Mining(c) – 0.1%
PMHC II, Inc. (B-/B3)(3 mo. USD Term SOFR + 4.250%)
48,376	9.058	04/23/29	47,610

Oil Field Services(c) – 0.4%
ChampionX Corp. (BBB/Ba1)(1 mo. USD Term SOFR + 2.750%)
169,848	7.195	06/07/29	170,060

Packaging(c) – 0.5%
Charter NEX U.S., Inc. (B/B2)(1 mo. USD Term SOFR + 3.000%)
139,394	7.326	11/29/30	140,011

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(e) – (continued)
Packaging(c) – (continued)
Clydesdale Acquisition Holdings, Inc. (B/B2)(1 mo. USD Term SOFR + 3.175%)
$118,808	7.532%	04/13/29	$ 118,935

			258,946

Pharmaceuticals(c) – 0.5%
Covetrus, Inc. (B-/B1)(3 mo. USD Term SOFR + 5.000%)
270,187	9.329	10/13/29	259,229

Pipelines – 0.4%
Epic Y-Grade Services LP(c) (B-/B3)(3 mo. USD Term SOFR + 5.750%)
174,562	10.044	06/29/29	174,699
Prairie ECI Acquiror LP(f) (NR/B3)
25,000	0.000	08/01/29	25,131

			199,830

Retailers(c) – 0.6%
BCPE Empire Holdings, Inc. (B-/B3)(1 mo. USD Term SOFR + 3.500%)
143,620	7.857	12/11/28	144,219
Harbor Freight Tools USA, Inc. (BB-/B2)((1 mo. USD Term SOFR + 2.500%) – (6 mo. USD Term SOFR + 2.500%))
149,625	6.857–7.241	06/11/31	147,409

			291,628

Technology(c) – 0.1%
Mcafee LLC (NR/NR)(1 mo. USD Term SOFR + 3.250%)
24,937	7.337	03/01/29	24,931

Technology - Software – 1.3%
Ahead DB Holdings LLC(c) (B/B1)(3 mo. USD Term SOFR + 3.500%)
124,064	7.829	02/01/31	124,713
Clover Holdings 2 LLC(c) (B/B2)(3 mo. USD Term SOFR + 4.000%)
175,000	8.428	12/09/31	176,750
ConnectWise LLC(c) (NR/B2)(3 mo. USD Term SOFR + 3.500%)
174,103	8.090	09/29/28	175,010
DCert Buyer, Inc.(f) (B-/B2)
24,805	0.000	10/16/26	23,995
Virtusa Corp.(c) (B+/B1)(1 mo. USD Term SOFR + 3.250%)
115,893	7.607	02/15/29	116,582

			617,050

Wireless Telecommunication Services(c) – 0.2%
Zayo Group Holdings, Inc. (B-/B3)(1 mo. USD Term SOFR + 3.000%)
125,000	7.472	03/09/27	116,823

TOTAL BANK LOANS
(Cost $6,534,607)			$ 6,543,623

Shares	Description	Value

Common Stocks – 0.2%
Energy Equipment & Services – 0.1%
1,721	Noble Corp. PLC	$ 54,039

Oil, Gas & Consumable Fuels(h) – 0.1%
1,141,924	Prairie Provident Resources, Inc.	39,720

TOTAL COMMON STOCKS
(Cost $ 2,957,473)		$ 93,759

Shares	Dividend Rate	Value

Investment Company(i) – 5.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,395,458	4.392%	$ 2,395,458
(Cost $ 2,395,458)

TOTAL INVESTMENTS – 100.0%
(Cost $ 51,053,745)		$47,484,325

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		$ 14,154

NET ASSETS – 100.0%		$47,498,479

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2024.

(d)	Pay-in-kind securities.

(e)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on December 31, 2024. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate(“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(f)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(h)	Security is currently in default and/or non-income producing.

(i)	Represents an affiliated issuer.

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At December 31, 2024, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Groundworks LLC (B/B3), due 03/14/31	$19,585	$19,579	$83

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Citibank NA	USD	159,099	EUR	146,726	01/16/25	$7,014

FUTURES CONTRACTS — At December 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	53	03/31/25	$10,897,297	$2,279
Ultra Long U.S. Treasury Bonds	1	03/20/25	118,906	(4,064)

Total				$(1,785)

Short position contracts:
10 Year U.S. Treasury Notes	(31)	03/20/25	(3,371,250)	52,852
20 Year U.S. Treasury Bonds	(2)	03/20/25	(227,687)	8,748
5 Year U.S. Treasury Notes	(19)	03/31/25	(2,019,789)	17,204
Ultra 10-Year U.S. Treasury Notes	(12)	03/20/25	(1,335,750)	23,430

Total				$102,234

TOTAL FUTURES CONTRACTS				$100,449

Currency Abbreviations:
EUR	—Euro
USD	—U.S.Dollar

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
EURIBOR	—Euro Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
NR	—Not Rated
PIK	—Payment in kind
PLC	—Public Limited Company
SOFR	—Secured Overnight Financing Rate
SPX	—S&P 500 Index
USD	—U.S. Dollar

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and a Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The High Yield Floating Rate and Short Duration High Yield Funds may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iv. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2024:

EMERGING MARKETS CREDIT FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$24,200,444	$—
Sovereign Debt Obligations	—	770,035	—
Investment Company	386,110	—	—

Total	$386,110	$24,970,479	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$61,922	$—
Futures Contracts(a)	296	—	—
Interest Rate Swap Contracts(a)	—	3,875	—
Purchased Option Contracts	—	127	—

Total	$296	$65,924	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(9,693)	$—
Futures Contracts	(16,862)	—	—
Interest Rate Swap Contracts	—	(2,994)	—

Total	$(16,862)	$(12,687)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

EMERGING MARKETS DEBT FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$286,811,022	$—
Corporate Obligations	—	102,063,608	—
Common Stock and/or Other Equity Investments(b)
Asia	—	47,621	—
Investment Company	18,998,340	—	—

Total	$18,998,340	$388,922,251	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$2,785,275	$—
Futures Contracts(a)	53,539	—	—
Interest Rate Swap Contracts(a)	—	428,111	—
Credit Default Swap Contracts(a)	—	15,480	—
Purchased Option Contracts	—	4,553,017	—

Total	$53,539	$7,781,883	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(2,728,957)	$—
Futures Contracts(a)	(344,220)	—	—
Interest Rate Swap Contracts(a)	—	(269,206)	—
Credit Default Swap Contracts(a)	—	(7,033)	—
Written Option Contracts	—	(4,902,987)	—

Total	$(344,220)	$(7,908,183)	$—

HIGH YIELD FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$1,784,123,439	$—
Bank Loans	—	132,343,101	—
Securities Lending Reinvestment Vehicle	55,749,114	—	—
Common Stock and/or Other Equity Investments(b)
Europe	30,525	6,854,570	—
North America	1,921,781	831,314	—
Preferred Stocks	—	913,350	—
Warrants	—	57,505	—
Exchange Traded Funds	13,119,130	—	—
Investment Company	45,694	—	—

Total	$70,866,244	$1,925,123,279	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH YIELD FUND (continued)

Investment Type	Level 1	Level 2	Level 3

Liabilities
Fixed Income(a)
Unfunded Loan Commitment	$—	$2,596	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$2,247,485	$—
Futures Contracts	145,251	—	—
Credit Default Swap Contracts	—	2,956,437	—

Total	$145,251	$5,203,922	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(67,533)	$—
Futures Contracts	(1,170,735)	—	—
Total Return Swap Contracts	—	(2,457)	—

Total	$(1,170,735)	$(69,990)	$—

HIGH YIELD FLOATING RATE FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Bank Loans	$—	$1,533,553,436	$26,786,201
Corporate Obligations	—	96,936,654	—
Asset-Backed Securities	—	25,358,914	—
Securities Lending Reinvestment Vehicle	10,210,456	—	—
Common Stock and/or Other Equity Investments(b)
Europe	—	3,364,795	—
North America	793,776	1,008,961	1,518,673
Warrants	—	1,668,117	163
Preferred Stocks	—	—	102,690
Exchange Traded Funds	57,333,695	—	—
Investment Company	45,617,619	—	—

Total	$113,955,546	$1,661,890,877	$28,407,727

Liabilities(a)
Fixed Income
Unfunded Loan Commitments	$—	$(30,828)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH YIELD FLOATING RATE FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$3,637,525	$—
Total Return Swap Contracts	—	496,597	—

Total	$—	$4,134,122	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(331,539)	$—
Total Return Swap Contracts	—	(518,068)	—

Total	$—	$(849,607)	$—

	Bank Loans	Common Stock	Warrants	Preferred Stock
Beginning Balance as of April 1, 2024	$11,067,749	$163	$163	$—
Realized gain (loss)	(9,859,326)	—	—	—
Net change in unrealized gain (loss) relating to instruments still held at reporting date	9,684,298	(6,222,726)	—	(60,310)
Purchases	19,020,792	7,741,236	—	163,000
Sales	(2,842,659)	—	—	—
Amortization	194,877	—	—	—
Transfers into Level 3	10,588,219	—	—	—
Transfers out of Level 3	(11,067,749)	—	—	—
Ending Balance as of December 31, 2024	$26,786,201	$1,518,673	$163	$102,690

Transfers of the above instruments into or out of Level 3 can be attributable to changes in the availability of valid pricing sources or in the observability of significant inputs used to measure the fair value of those instruments.

INVESTMENT GRADE CREDIT FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$544,411,898	$—
Sovereign Debt Obligations	—	9,871,783	—
Municipal Debt Obligations	—	3,118,102	—
U.S. Treasury Obligations	1,149,125	—	—
Investment Company	20,601,887	—	—

Total	$21,751,012	$557,401,783	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INVESTMENT GRADE CREDIT FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$76,054	$—
Futures Contracts(a)	253,489	—	—
Interest Rate Swap Contracts(a)	—	364,639	—
Credit Default Swap Contracts(a)	—	1,991,366	—
Purchased Option Contracts	—	3,982	—

Total	$253,489	$2,436,041	$—

Liabilities(a)
Futures Contracts	$(3,103,687)	$—	$—
Interest Rate Swap Contracts	—	(253,090)	—
Credit Default Swap Contracts	—	(103,462)	—

Total	$(3,103,687)	$(356,552)	$—

SHORT DURATION HIGH YIELD FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$38,451,486	$—
Bank Loans	—	6,487,892	55,730
Common Stock and/or Other Equity Investments(b)
North America	93,759	—	—
Investment Company	2,395,458	—	—

Total	$2,489,217	$44,939,378	$55,730

Liabilities
Fixed Income(a)
Unfunded Loan Commitment	$—	$83	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$7,014	$—
Futures Contracts	104,513	—	—

Total	$104,513	$7,014	$—

Liabilities(a)
Futures Contracts	$(4,064)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate (“SOFR”), a term SOFR rate published by CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Non-Diversification Risk — Local Emerging Markets Debt Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. The Funds may purchase the securities of issuers that are in default.